UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22061

Name of Fund: BlackRock Funds II

BlackRock LifePath® Smart Beta Retirement Fund

BlackRock LifePath® Smart Beta 2020 Fund

BlackRock LifePath® Smart Beta 2025 Fund

BlackRock LifePath® Smart Beta 2030 Fund

BlackRock LifePath® Smart Beta 2035 Fund

BlackRock LifePath® Smart Beta 2040 Fund

BlackRock LifePath® Smart Beta 2045 Fund

BlackRock LifePath® Smart Beta 2050 Fund

BlackRock LifePath® Smart Beta 2055 Fund

BlackRock LifePath® Smart Beta 2060 Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2018

Date of reporting period: 10/31/2018

Item 1 – Report to Stockholders

OCTOBER 31, 2018

ANNUAL REPORT

BlackRock LifePath® Smart Beta Funds of BlackRock Funds II

▶	BlackRock LifePath® Smart Beta Retirement Fund

▶	BlackRock LifePath® Smart Beta 2020 Fund

▶	BlackRock LifePath® Smart Beta 2025 Fund

▶	BlackRock LifePath® Smart Beta 2030 Fund

▶	BlackRock LifePath® Smart Beta 2035 Fund

▶	BlackRock LifePath® Smart Beta 2040 Fund

▶	BlackRock LifePath® Smart Beta 2045 Fund

▶	BlackRock LifePath® Smart Beta 2050 Fund

▶	BlackRock LifePath® Smart Beta 2055 Fund

▶	BlackRock LifePath® Smart Beta 2060 Fund

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended October 31, 2018, ongoing strength in corporate profits drove the equity market higher, while rising interest rates constrained bond returns. Though the market’s appetite for risk remained healthy, risk-taking was tempered somewhat, as shorter-term, higher-quality securities led the bond market, and U.S. equities outperformed most international stock markets.

In international markets, the rising value of the U.S. dollar limited U.S. investors’ returns for the reporting period. When the U.S. dollar appreciates relative to foreign currencies, the value of international investments declines in U.S. dollar terms. Volatility rose in emerging market stocks, which are relatively sensitive to changes in the U.S. dollar. U.S.-China trade relations and debt concerns adversely affected the Chinese stock market, while Turkey and Argentina became embroiled in currency crises, largely due to hyperinflation in both countries. An economic slowdown in Europe led to negative performance for European equities.

In fixed income markets, short-term U.S. Treasury interest rates rose the fastest, while longer-term rates slightly increased. This led to a negative return for long-term U.S. Treasuries and a substantial flattening of the yield curve. Many investors are concerned with the flattening yield curve as a harbinger of recession. However, given the extraordinary monetary measures in the last decade, we believe a more accurate barometer for the economy is the returns along the risk spectrums in stock and bond markets. Although the fundamentals in credit markets remained relatively solid, investment-grade bonds declined slightly, and high-yield bonds posted modest returns.

In response to rising growth and inflation, the U.S. Federal Reserve (the “Fed”) increased short-term interest rates four times during the reporting period. The Fed also continued to reduce its balance sheet during the reporting period, gradually reversing the unprecedented stimulus measures it enacted after the financial crisis. We believe the Fed is likely to continue to raise interest rates in the coming year. By our estimation, the Fed’s neutral interest rate, or the theoretical rate that is neither stimulative nor restrictive to the economy, is approximately 3.0%. With that perspective, the Fed’s current policy is still mildly stimulative to the U.S. economy, which leaves room for further Fed rate hikes to arrive at monetary policy that is a neutral factor for economic growth.

The U.S. economy continued to gain momentum despite the Fed’s modest reduction of economic stimulus; unemployment declined to 3.7%, the lowest rate of unemployment in almost 50 years. The number of job openings reached a record high of more than 7 million, which exceeded the total number of unemployed workers. Strong economic performance has justified the Fed’s somewhat faster pace of rate hikes, as several inflation measures and investors’ expectations for inflation have already surpassed the Fed’s target of 2.0% per year.

While markets have recently focused on the risk of rising long-term interest rates, we continue to believe the primary risk to economic expansion is trade protectionism that could lead to slower global trade and unintended consequences for the globalized supply chain. So far, U.S. tariffs have only had a modest negative impact on economic growth, but the fear of an escalating trade war has stifled market optimism somewhat, leading to higher volatility in risk assets. The outcome of trade negotiations between the United States and China is likely to influence the global growth trajectory and set the tone for free trade in many other nations. Easing of tensions could lead to greater upside for markets, while additional tariffs could adversely affect investor sentiment.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of October 31, 2018
	6-month	12-month

U.S. large cap equities (S&P 500® Index)	3.40%	7.35%

U.S. small cap equities (Russell 2000® Index)	(1.37)	1.85

International equities (MSCI Europe, Australasia, Far East Index)	(9.92)	(6.85)

Emerging market equities (MSCI Emerging Markets Index)	(16.53)	(12.52)

3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	0.99	1.68

U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	(0.60)	(4.37)

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(0.19)	(2.05)

Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.45	(0.31)

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	1.14	0.98

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of October 31, 2018	BlackRock LifePath® Smart Beta Funds

Investment Objective

Each BlackRock LifePath® Smart Beta Fund’s (collectively, the “Funds”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the BlackRock LifePath® Smart Beta Retirement Fund (the “LifePath® Smart Beta Retirement Fund”) will be broadly diversified across global asset classes. With respect to the other Funds, in pursuit of its investment objective, each Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Portfolio Management Commentary

How did the Funds perform?

For the 12-month period ended October 31, 2018, the BlackRock LifePath® Smart Beta Retirement Fund underperformed its custom benchmark and outperformed the Bloomberg Barclays U.S. Aggregate Bond Index. For the same period, the BlackRock LifePath® Smart Beta Funds with target dates underperformed their custom benchmarks as well as the Russell 1000® Index. The following discussion of relative performance pertains to each Fund’s respective custom benchmark.

What factors influenced performance?

The leading detractor with respect to the longer-dated Funds was the underperformance of U.S. multi-factor equity strategies, which were hampered by poor relative returns from value stocks early in the period, while momentum-driven names sold off more recently as investors assumed a risk-off stance given the uptick in market volatility. Although quality-driven stocks continued to perform well, that factor’s strong relative performance was not enough to offset lagging returns from the value and size factors over the year.

Performance in the shorter-dated Funds was modestly constrained by a weighting toward credit-focused strategies within the fixed income allocation, which, while rewarded during the low volatility regime at the start of the period, detracted more recently as investors sought to reduce risk.

Positive contributions within the shorter-dated Funds were driven by an overweight stance within equities to minimum volatility strategies, which were accretive as risk assets broadly sold off in the wake of a jump in U.S. interest rates and escalating trade war tensions. Additionally, each Fund’s allocation to multi-factor small cap stocks added to performance relative to such Fund’s benchmark.

Describe recent portfolio activity.

The Funds are rebalanced on a quarterly basis to reflect changes in their respective benchmarks. Over the past year, the Funds have begun allocating to two credit-focused fixed income smart beta exchange-traded funds and a multi-asset alternative mutual fund in order to increase factor exposures within the Funds. The quarterly rebalance at the end of September 2018 saw the allocation to the multi-asset alternative mutual fund reduced to 5% across the portfolios, with the proceeds reallocated largely to fixed income.

Describe the Funds’ positioning at period end.

As of period end, the Funds were positioned to match the risk and return characteristics of their respective benchmarks. As designed, the shorter-dated Funds will typically have more fixed-income exposure while the longer-dated Funds will tend to have more equity risk. Relative to the reference benchmarks, the LifePath® Smart Beta Funds were slightly overweight to equities in the shorter-dated Funds due to their use of lower beta minimum volatility equity strategies and alternatives. At the far end of the glidepath, the Funds were slightly underweight in equities relative to the reference benchmarks due to the alternative allocation, while the fixed income exposure matched that of their respective benchmarks.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2018 (continued)	BlackRock LifePath® Smart Beta Funds

Glidepath Evolution

Under normal circumstances, the asset allocation of each Fund, other than BlackRock LifePath® Smart Beta Retirement Fund, will change over time according to a predetermined “glidepath” as each Fund approaches its respective target date. The glidepath represents the shifting of asset classes over time. Each Fund’s asset mix becomes more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks and lower volatility of each Fund as retirement approaches. As each Fund approaches its target date, its asset allocation will shift so that each Fund invests a greater percentage of its assets in fixed income funds. The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of each Fund, and determine whether any changes are required to enable each Fund to achieve its investment objective. Because the BlackRock LifePath® Smart Beta Retirement Fund is in its most conservative phase, its allocation generally does not become more conservative over time unlike the other Funds, although its allocation may change to maintain the BlackRock LifePath® Smart Beta Retirement Fund’s risk profile.

Although the asset allocation targets listed for the glidepath are general, long-term targets, BlackRock may periodically adjust the proportion of equity and fixed income funds in each Fund, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of each Fund, reallocations of Fund composition to reflect intra-year movement along the glidepath and other factors. In general, such adjustments will be limited to +/- 10% relative to the target allocation. BlackRock may determine that a greater degree of variation is warranted to protect each Fund or achieve each Fund’s investment objective.

F U N D S U M M A R Y	5

Fund Summary as of October 31, 2018	BlackRock LifePath® Smart Beta Retirement Fund

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.
(b)

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors who are currently withdrawing, or plan in the near future to begin withdrawing, a substantial portion of their investment. From December 31, 2014 to November 17, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active Retirement Fund.” From November 27, 2012 to December 30, 2014, the Fund followed a glidepath under the name “BlackRock LifePath® Active 2015 Portfolio.” Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2015.”

(c)

A widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

(d)

A customized weighted index (the “Retirement Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

BlackRock LifePath® Smart Beta Retirement Fund’s custom benchmark consists of the following:
Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/ NAREIT Developed Index	Bloomberg Commodity Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)
1/04/08 to 1/02/09	44.0%	44.8%	11.2%	N/A	N/A	N/A	N/A	N/A	N/A
1/03/09 to 1/05/10	44.7	44.2	11.1	N/A	N/A	N/A	N/A	N/A	N/A
1/06/10 to 4/30/11	45.8	43.4	10.8	N/A	N/A	N/A	N/A	N/A	N/A
5/01/11 to 11/26/12	46.6	42.7	10.7	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	48.7	N/A	N/A	22.8%	4.0%	11.6%	1.0%	3.8%	8.1%
5/01/13 to 10/31/13	49.7	N/A	N/A	21.9	4.2	11.4	0.8	3.7	8.3
11/01/13 to 10/31/14	51.3	N/A	N/A	20.7	4.4	10.8	0.4	3.9	8.5
11/01/14 to 10/31/15	51.4	N/A	N/A	20.8	3.8	10.9	0.5	3.8	8.8
11/01/15 to 10/31/16	51.2	N/A	N/A	20.5	4.1	11.2	0.5	3.7	8.8
11/01/16 to 10/31/17	51.2	N/A	N/A	21.6	4.1	12.6	0.5	1.2	8.8
11/01/17 to 10/31/18	51.2	N/A	N/A	21.8	4.2	13.5	0.5	N/A	8.8
See “About Fund Performance” on page 21 for descriptions of the indexes.

Performance Summary for the Period Ended October 31, 2018

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	(1.23)%	(1.13)%	N/A	3.87%	N/A	7.73%	N/A
Investor A	(1.24)	(1.26)	(6.44)%	3.61	2.50%	7.46	6.89%
Class K	(1.13)	(0.98)	N/A	3.94	N/A	7.82	N/A
Class R	(1.43)	(1.56)	N/A	3.35	N/A	7.16	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	(0.19)	(2.05)	N/A	1.83	N/A	3.94	N/A
Retirement Custom Benchmark	(1.21)	(0.62)	N/A	3.80	N/A	6.94	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 21 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors who are currently withdrawing, or plan in the near future to begin withdrawing, a substantial portion of their investment. From December 31, 2014 to November 17, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active Retirement Fund.” From November 27, 2012 to December 30, 2014, the Fund followed a glidepath under the name “BlackRock LifePath® Active 2015 Portfolio.” Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2015.”

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

6	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2018	BlackRock LifePath® Smart Beta 2020 Fund

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.
(b)

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2020. From November 27, 2012 to November 17, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active 2020 Fund.” Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2020.”

(c)

The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

(d)

A customized weighted index (the “2020 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

BlackRock LifePath® Smart Beta 2020 Fund’s custom benchmark consists of the following:
Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/ NAREIT Developed Index	Bloomberg Commodity Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)
1/04/08 to 1/02/09	38.0%	49.6%	12.4%	N/A	N/A	N/A	N/A	N/A	N/A
1/03/09 to 1/05/10	39.1	48.7	12.2	N/A	N/A	N/A	N/A	N/A	N/A
1/06/10 to 4/30/11	40.4	47.7	11.9	N/A	N/A	N/A	N/A	N/A	N/A
5/01/11 to 11/26/12	41.6	46.7	11.7	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	40.1	N/A	N/A	28.6%	3.5%	14.6%	2.9%	3.8%	6.5%
5/01/13 to 10/31/13	41.0	N/A	N/A	27.6	3.7	14.5	2.8	3.8	6.6
11/01/13 to 10/31/14	42.3	N/A	N/A	26.5	3.8	14.2	2.5	3.9	6.8
11/01/14 to 10/31/15	40.6	N/A	N/A	27.3	3.4	15.2	2.9	3.8	6.8
11/01/15 to 10/31/16	41.9	N/A	N/A	25.8	4.0	14.9	2.7	3.7	7.0
11/01/16 to 10/31/17	43.2	N/A	N/A	26.5	3.7	15.7	2.5	1.2	7.2
11/01/17 to 10/31/18	46.0	N/A	N/A	25.0	3.9	15.8	1.6	N/A	7.7
See “About Fund Performance” on page 21 for descriptions of the indexes.

Performance Summary for the Period Ended October 31, 2018

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	(1.47)%	(1.00)%	N/A	4.43%	N/A	8.29%	N/A
Investor A	(1.58)	(1.16)	(6.35)%	4.18	3.07%	8.01	7.43%
Class K	(1.47)	(0.89)	N/A	4.54	N/A	8.40	N/A
Class R	(1.68)	(1.39)	N/A	3.93	N/A	7.72	N/A
Russell 1000® Index	3.03	6.98	N/A	11.05	N/A	13.42	N/A
2020 Custom Benchmark	(1.32)	(0.39)	N/A	4.26	N/A	7.50	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 21 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2020. From November 27, 2012 to November 17, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active 2020 Fund.” Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2020.”

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

F U N D S U M M A R Y	7

Fund Summary as of October 31, 2018	BlackRock LifePath® Smart Beta 2025 Fund

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.
(b)

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2025. From November 27, 2012 to November 17, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active 2025 Fund.” Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2025.”

(c)

The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

(d)

A customized weighted index (the “2025 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

BlackRock LifePath® Smart Beta 2025 Fund’s custom benchmark consists of the following:
Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/ NAREIT Developed Index	Bloomberg Commodity Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)
1/04/08 to 1/02/09	29.0%	56.8%	14.2%	N/A	N/A	N/A	N/A	N/A	N/A
1/03/09 to 1/05/10	31.3	55.0	13.7	N/A	N/A	N/A	N/A	N/A	N/A
1/06/10 to 4/30/11	33.2	53.4	13.4	N/A	N/A	N/A	N/A	N/A	N/A
5/01/11 to 11/26/12	34.7	52.2	13.1	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	33.0	N/A	N/A	33.4%	3.2%	17.1%	4.4%	3.8%	5.1%
5/01/13 to 10/31/13	33.9	N/A	N/A	32.3	3.2	17.1	4.4	3.8	5.3
11/01/13 to 10/31/14	35.1	N/A	N/A	31.1	3.4	16.9	4.2	3.8	5.5
11/01/14 to 10/31/15	31.7	N/A	N/A	32.7	3.0	18.5	5.2	3.8	5.1
11/01/15 to 10/31/16	32.2	N/A	N/A	31.2	3.8	18.6	5.2	3.8	5.2
11/01/16 to 10/31/17	33.3	N/A	N/A	32.4	3.0	19.2	5.4	1.3	5.4
11/01/17 to 10/31/18	35.3	N/A	N/A	31.4	3.1	19.5	5.0	N/A	5.7
See “About Fund Performance” on page 21 for descriptions of the indexes.

Performance Summary for the Period Ended October 31, 2018

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	(1.82)%	(0.65)%	N/A	5.01%	N/A	8.68%	N/A
Investor A	(1.92)	(0.87)	(6.08)%	4.76	3.63%	8.38	7.80%
Class K	(1.73)	(0.55)	N/A	5.10	N/A	8.78	N/A
Class R	(2.03)	(1.12)	N/A	4.51	N/A	8.10	N/A
Russell 1000® Index	3.03	6.98	N/A	11.05	N/A	13.42	N/A
2025 Custom Benchmark	(1.59)	(0.08)	N/A	4.81	N/A	8.07	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 21 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2025. From November 27, 2012 to November 17, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active 2025 Fund.” Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2025.”

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

8	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2018	BlackRock LifePath® Smart Beta 2030 Fund

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.
(b)

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2030. From November 27, 2012 to November 17, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active 2030 Fund.” Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2030.”

(c)

The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

(d)

A customized weighted index (the “2030 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

BlackRock LifePath® Smart Beta 2030 Fund’s custom benchmark consists of the following:
Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/ NAREIT Developed Index	Bloomberg Commodity Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)
1/04/08 to 1/02/09	16.0%	67.2%	16.8%	N/A	N/A	N/A	N/A	N/A	N/A
1/03/09 to 1/05/10	20.1	63.9	16.0	N/A	N/A	N/A	N/A	N/A	N/A
1/06/10 to 4/30/11	22.9	61.7	15.4	N/A	N/A	N/A	N/A	N/A	N/A
5/01/11 to 11/26/12	25.1	59.9	15.0	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	26.9	N/A	N/A	37.5%	2.8%	19.3%	5.7%	3.9%	3.9%
5/01/13 to 10/31/13	27.8	N/A	N/A	36.3	2.9	19.3	5.8	3.8	4.1
11/01/13 to 10/31/14	28.9	N/A	N/A	35.2	3.0	19.2	5.7	3.8	4.2
11/01/14 to 10/31/15	23.0	N/A	N/A	38.0	2.6	21.7	7.3	3.9	3.5
11/01/15 to 10/31/16	23.2	N/A	N/A	36.2	3.6	21.9	7.6	3.9	3.6
11/01/16 to 10/31/17	24.3	N/A	N/A	37.7	2.5	22.3	8.1	1.3	3.8
11/01/17 to 10/31/18	26.3	N/A	N/A	36.8	2.4	22.6	7.8	N/A	4.1
See “About Fund Performance” on page 21 for descriptions of the indexes.

Performance Summary for the Period Ended October 31, 2018

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	(2.28)%	(0.53)%	N/A	5.23%	N/A	8.99%	N/A
Investor A	(2.39)	(0.83)	(6.04)%	4.98	3.85%	8.68	8.10%
Class K	(2.18)	(0.50)	N/A	5.32	N/A	9.09	N/A
Class R	(2.50)	(0.98)	N/A	4.73	N/A	8.40	N/A
Russell 1000® Index	3.03	6.98	N/A	11.05	N/A	13.42	N/A
2030 Custom Benchmark	(1.82)	0.20	N/A	5.28	N/A	8.61	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 21 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2030. From November 27, 2012 to November 17, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active 2030 Fund.” Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2030.”

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

F U N D S U M M A R Y	9

Fund Summary as of October 31, 2018	BlackRock LifePath® Smart Beta 2035 Fund

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.
(b)

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2035. From November 27, 2012 to November 17, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active 2035 Fund.” Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2035.”

(c)

The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

(d)

A customized weighted index (the “2035 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

BlackRock LifePath® Smart Beta 2035 Fund’s custom benchmark consists of the following:
Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/ NAREIT Developed Index	Bloomberg Commodity Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)
1/04/08 to 11/26/12	10.0%	72.0%	18.0%	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	21.5	N/A	N/A	41.2%	2.6%	21.2%	6.8%	3.9%	2.8%
5/01/13 to 10/31/13	22.3	N/A	N/A	40.0	2.6	21.3	7.0	3.9	2.9
11/01/13 to 10/31/14	23.5	N/A	N/A	38.7	2.6	21.3	7.0	3.8	3.1
11/01/14 to 10/31/15	14.9	N/A	N/A	42.8	2.2	24.7	9.4	3.9	2.1
11/01/15 to 10/31/16	14.5	N/A	N/A	40.9	3.4	25.2	9.9	4.0	2.1
11/01/16 to 10/31/17	15.9	N/A	N/A	43.0	1.8	25.5	10.8	2.3	0.7
11/01/17 to 10/31/18	17.4	N/A	N/A	42.0	1.7	25.7	10.6	N/A	2.6
See “About Fund Performance” on page 21 for descriptions of the indexes.

Performance Summary for the Period Ended October 31, 2018

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	(2.80)%	(0.56)%	N/A	5.43%	N/A	9.07%	N/A
Investor A	(2.83)	(0.73)	(5.94)%	5.17	4.04%	8.76	8.18%
Class K	(2.71)	(0.46)	N/A	5.51	N/A	9.16	N/A
Class R	(3.03)	(0.99)	N/A	4.91	N/A	8.47	N/A
Russell 1000® Index	3.03	6.98	N/A	11.05	N/A	13.42	N/A
2035 Custom Benchmark	(2.03)	0.46	N/A	5.72	N/A	9.15	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 21 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2035. From November 27, 2012 to November 17, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active 2035 Fund.” Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2035.”

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

10	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2018	BlackRock LifePath® Smart Beta 2040 Fund

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.
(b)

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2040. From November 27, 2012 to November 17, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active 2040 Fund.” Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2040.”

(c)

The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

(d)

A customized weighted index (the “2040 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

BlackRock LifePath® Smart Beta 2040 Fund’s custom benchmark consists of the following:
Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/ NAREIT Developed Index	Bloomberg Commodity Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)
1/04/08 to 11/26/12	10.0%	72.0%	18.0%	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	16.6	N/A	N/A	44.6%	2.3%	23.0%	7.9%	3.9%	1.7%
5/01/13 to 10/31/13	17.5	N/A	N/A	43.3	2.2	23.1	8.2	3.9	1.8
11/01/13 to 10/31/14	18.6	N/A	N/A	42.0	2.3	23.2	8.2	3.8	1.9
11/01/14 to 10/31/15	7.9	N/A	N/A	46.4	2.1	27.3	11.4	4.0	0.9
11/01/15 to 10/31/16	6.7	N/A	N/A	44.6	3.4	28.2	12.1	4.1	0.9
11/01/16 to 10/31/17	8.1	N/A	N/A	47.3	1.3	28.3	13.2	1.1	0.7
11/01/17 to 10/31/18	9.4	N/A	N/A	46.6	1.2	28.4	13.1	N/A	1.3
See “About Fund Performance” on page 21 for descriptions of the indexes.

Performance Summary for the Period Ended October 31, 2018

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	(3.41)%	(0.88)%	N/A	5.54%	N/A	9.30%	N/A
Investor A	(3.45)	(1.01)	(6.20)%	5.29	4.15%	8.97	8.38%
Class K	(3.32)	(0.67)	N/A	5.65	N/A	9.41	N/A
Class R	(3.55)	(1.25)	N/A	5.04	N/A	8.70	N/A
Russell 1000® Index	3.03	6.98	N/A	11.05	N/A	13.42	N/A
2040 Custom Benchmark	(2.23)	0.68	N/A	6.10	N/A	9.50	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 21 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2040. From November 27, 2012 to November 17, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active 2040 Fund.” Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2040.”

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

F U N D S U M M A R Y	11

Fund Summary as of October 31, 2018	BlackRock LifePath® Smart Beta 2045 Fund

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.
(b)

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2045. From November 27, 2012 to November 17, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active 2045 Fund.” Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2045.”

(c)

The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

(d)

A customized weighted index (the “2045 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

BlackRock LifePath® Smart Beta 2045 Fund’s custom benchmark consists of the following:
Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/ NAREIT Developed Index	Bloomberg Commodity Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)
1/04/08 to 11/26/12	10.0%	72.0%	18.0%	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	12.7	N/A	N/A	47.8%	2.0%	24.7%	8.9%	3.9%	0.0%
5/01/13 to 10/31/13	13.7	N/A	N/A	46.4	2.0	24.8	9.2	3.9	0.0
11/01/13 to 10/31/14	15.0	N/A	N/A	44.9	2.0	25.0	9.3	3.8	0.0
11/01/14 to 10/31/15	4.1	N/A	N/A	48.0	2.1	28.8	12.8	4.2	0.0
11/01/15 to 10/31/16	2.2	N/A	N/A	46.3	3.6	29.9	13.5	4.3	0.2
11/01/16 to 10/31/17	2.8	N/A	N/A	49.5	1.3	30.3	15.1	0.3	0.7
11/01/17 to 10/31/18	3.5	N/A	N/A	49.2	1.0	30.7	15.2	N/A	0.4
See “About Fund Performance” on page 21 for descriptions of the indexes.

Performance Summary for the Period Ended October 31, 2018

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	(3.52)%	(0.75)%	N/A	5.70%	N/A	9.52%	N/A
Investor A	(3.66)	(0.99)	(6.19)%	5.42	4.29%	9.17	8.58%
Class K	(3.51)	(0.65)	N/A	5.79	N/A	9.63	N/A
Class R	(3.77)	(1.18)	N/A	5.19	N/A	8.91	N/A
Russell 1000® Index	3.03	6.98	N/A	11.05	N/A	13.42	N/A
2045 Custom Benchmark	(2.46)	0.73	N/A	6.35	N/A	9.77	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 21 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2045. From November 27, 2012 to November 17, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active 2045 Fund.” Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2045.”

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

12	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2018	BlackRock LifePath® Smart Beta 2050 Fund

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.
(b)

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2050. From November 27, 2012 to November 17, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active 2050 Fund.” Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2050.”

(c)

The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

(d)

A customized weighted index (the “2050 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

BlackRock LifePath® Smart Beta 2050 Fund’s custom benchmark consists of the following:
Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/ NAREIT Developed Index	Bloomberg Commodity Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)
1/04/08 to 11/26/12	10.0%	72.0%	18.0%	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	7.4	N/A	N/A	50.7%	1.9%	26.2%	9.8%	4.0%	0.0%
5/01/13 to 10/31/13	8.5	N/A	N/A	49.2	1.7	26.4	10.2	4.0	0.0
11/01/13 to 10/31/14	9.8	N/A	N/A	47.7	1.7	26.6	10.4	3.8	0.0
11/01/14 to 10/31/15	2.6	N/A	N/A	48.8	2.0	29.3	13.1	4.2	0.0
11/01/15 to 10/31/16	1.0	N/A	N/A	46.6	3.6	30.5	14.0	4.3	0.0
11/01/16 to 10/31/17	1.0	N/A	N/A	50.1	1.3	31.1	15.8	0.7	0.0
11/01/17 to 10/31/18	1.0	N/A	N/A	50.2	0.9	31.7	16.2	N/A	0.0
See “About Fund Performance” on page 21 for descriptions of the indexes.

Performance Summary for the Period Ended October 31, 2018

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	(3.86)%	(1.09)%	N/A	5.67%	N/A	9.50%	N/A
Investor A	(3.91)	(1.28)	(6.47)%	5.42	4.28%	9.16	8.57%
Class K	(3.68)	(0.97)	N/A	5.80	N/A	9.62	N/A
Class R	(4.01)	(1.50)	N/A	5.18	N/A	8.90	N/A
Russell 1000® Index	3.03	6.98	N/A	11.05	N/A	13.42	N/A
2050 Custom Benchmark	(2.56)	0.74	N/A	6.48	N/A	9.96	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 21 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2050. From November 27, 2012 to November 17, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active 2050 Fund.” Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2050.”

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

F U N D S U M M A R Y	13

Fund Summary as of October 31, 2018	BlackRock LifePath® Smart Beta 2055 Fund

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.
(b)

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2055. Prior to November 18, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active 2055 Fund.”

(c)

The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

(d)

A customized weighted index (the “2055 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. The weightings are presented annually but are adjusted quarterly.

(e)	Commencement of operations.

BlackRock LifePath® Smart Beta 2055 Fund’s custom benchmark consists of the following:
Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/ NAREIT Developed Index	Bloomberg Commodity Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)
2/28/13 to 4/30/13	2.5%	52.5%	1.8%	27.8%	11.2%	4.2%	0.0%
5/01/13 to 10/31/13	3.3	51.3	1.7	27.9	11.6	4.2	0.0
11/01/13 to 10/31/14	4.5	49.6	1.7	28.3	11.9	4.0	0.0
11/01/14 to 10/31/15	1.7	49.2	2.0	29.6	13.3	4.2	0.0
11/01/15 to 10/31/16	1.0	46.6	3.6	30.5	14.0	4.3	0.0
11/01/16 to 10/31/17	1.0	50.1	1.3	31.1	15.8	0.7	0.0
11/01/17 to 10/31/18	1.0	50.1	0.9	31.8	16.2	N/A	0.0
See “About Fund Performance” on page 21 for a description of the Custom Benchmark.

Performance Summary for the Period Ended October 31, 2018

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		Since Inception(c)
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	(3.61)%	(0.71)%	N/A	5.93%	N/A	7.72%	N/A
Investor A	(3.79)	(1.05)	(6.25)%	5.63	4.50%	7.43	6.42%
Class K	(3.53)	(0.69)	N/A	6.03	N/A	7.82	N/A
Class R	(3.82)	(1.24)	N/A	5.40	N/A	7.19	N/A
Russell 1000® Index	3.03	6.98	N/A	11.05	N/A	12.94	N/A
2055 Custom Benchmark	(2.59)	0.72	N/A	6.53	N/A	8.00	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 21 for a detailed description of share classes, including any related sales charges and fees.

(b)

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2055. Prior to November 18, 2016, the Fund followed different investment strategies under the name “BlackRock LifePath® Active 2055 Fund.”

(c)	The Fund commenced operations on February 28, 2013.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

14	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2018	BlackRock LifePath® Smart Beta 2060 Fund

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.
(b)

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2060.

(c)

The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

(d)

A customized weighted index (the “2055 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. The weightings are presented annually but are adjusted quarterly.

(e)	Commencement of operations.

BlackRock LifePath® Smart Beta 2060 Fund’s custom benchmark consists of the following:
Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/ NAREIT Developed Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)
5/31/17 to 10/31/17	1.0%	50.4%	1.0%	31.4%	16.2%	0.0%
11/01/17 to 10/31/18	1.0	50.1	0.9	31.8	16.2	0.0
See “About Fund Performance” on page 21 for a description of the Custom Benchmark.

Performance Summary for the Period Ended October 31, 2018

		Average Annual Total Returns(a)
		1 Year		Since Inception(b)
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	(4.46)%	(1.78)%	N/A	3.70%	N/A
Investor A	(4.56)	(2.01)	(7.16)%	3.46	(0.40)%
Class K	(4.46)	(1.66)	N/A	3.79	N/A
Class R	(4.75)	(2.25)	N/A	3.15	N/A
Russell 1000® Index	3.03	6.98	N/A	10.46	N/A
2060 Custom Benchmark	(2.59)	0.72	N/A	5.39	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 21 for a detailed description of share classes, including any related sales charges and fees.

(b)	The Fund commenced operations on May 31, 2017.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

F U N D S U M M A R Y	15

Portfolio Information as of October 31, 2018

BlackRock LifePath® Smart Beta Retirement Fund

PORTFOLIO COMPOSITION

Asset Type	Percent of Affiliated Investment Companies
Fixed Income Funds	56%
Equity Funds	44

PORTFOLIO HOLDINGS

Security	Percent of Affiliated Investment Companies
iShares Edge Investment Grade Enhanced Bond ETF	32%
iShares Edge MSCI Multifactor USA ETF	13
iShares Edge MSCI Min Vol USA ETF	12
iShares Edge High Yield Defensive Bond ETF	10
iShares TIPS Bond ETF	9
iShares Edge MSCI Multifactor International ETF	6
iShares Edge MSCI Min Vol EAFE ETF	6
BlackRock Total Factor Fund, Class K	5
iShares Edge MSCI Multifactor USA Small-Cap ETF	4
iShares Core MSCI Emerging Markets ETF	1
iShares Edge MSCI Min Vol Emerging Markets ETF	1
iShares Global REIT ETF	1

BlackRock LifePath® Smart Beta 2020 Fund

PORTFOLIO COMPOSITION

Asset Type	Percent of Affiliated Investment Companies
Fixed Income Funds	51%
Equity Funds	46
Short-Term Securities	3

PORTFOLIO HOLDINGS

Security	Percent of Affiliated Investment Companies
iShares Edge Investment Grade Enhanced Bond ETF	28%
iShares Edge MSCI Multifactor USA ETF	14
iShares Edge MSCI Min Vol USA ETF	11
iShares Edge High Yield Defensive Bond ETF	10
iShares TIPS Bond ETF	8
iShares Edge MSCI Multifactor International ETF	7
iShares Edge MSCI Min Vol EAFE ETF	6
BlackRock Total Factor Fund, Class K	5
iShares Edge MSCI Multifactor USA Small-Cap ETF	4
BlackRock Liquidity Funds, T-Fund, Institutional Class	3
iShares Core MSCI Emerging Markets ETF	2
iShares Edge MSCI Min Vol Emerging Markets ETF	1
iShares Global REIT ETF	1

The Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

16	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Portfolio Information (continued)

BlackRock LifePath® Smart Beta 2025 Fund

PORTFOLIO COMPOSITION

Asset Type	Percent of Affiliated Investment Companies
Equity Funds	49%
Fixed Income Funds	35
Short-Term Securities	16

PORTFOLIO HOLDINGS

Security	Percent of Affiliated Investment Companies
iShares Edge Investment Grade Enhanced Bond ETF	17%
iShares Edge MSCI Multifactor USA ETF	16
SL Liquidity Series LLC, Money Market Series	16
iShares Edge MSCI Min Vol USA ETF	10
iShares Edge High Yield Defensive Bond ETF	9
iShares Edge MSCI Multifactor International ETF	8
iShares Edge MSCI Min Vol EAFE ETF	5
iShares TIPS Bond ETF	5
BlackRock Total Factor Fund, Class K	4
iShares Global REIT ETF	4
iShares Edge MSCI Multifactor USA Small-Cap ETF	3
iShares Core MSCI Emerging Markets ETF	2
iShares Edge MSCI Min Vol Emerging Markets ETF	1

BlackRock LifePath® Smart Beta 2030 Fund

PORTFOLIO COMPOSITION

Asset Type	Percent of Affiliated Investment Companies
Equity Funds	61%
Fixed Income Funds	28
Short-Term Securities	11

PORTFOLIO HOLDINGS

Security	Percent of Affiliated Investment Companies
iShares Edge MSCI Multifactor USA ETF	22%
SL Liquidity Series LLC, Money Market Series	11
iShares Edge MSCI Min Vol USA ETF	11
iShares Edge MSCI Multifactor International ETF	11
iShares Edge Investment Grade Enhanced Bond ETF	11
iShares Edge High Yield Defensive Bond ETF	9
iShares Global REIT ETF	7
iShares Edge MSCI Min Vol EAFE ETF	5
BlackRock Total Factor Fund, Class K	4
iShares TIPS Bond ETF	4
iShares Core MSCI Emerging Markets ETF	2
iShares Edge MSCI Multifactor USA Small-Cap ETF	2
iShares Edge MSCI Min Vol Emerging Markets ETF	1

The Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

P O R T F O L I O I N F O R M A T I O N	17

Portfolio Information (continued)

BlackRock LifePath® Smart Beta 2035 Fund

PORTFOLIO COMPOSITION

Asset Type	Percent of Affiliated Investment Companies
Equity Funds	79%
Fixed Income Funds	21

PORTFOLIO HOLDINGS

Security	Percent of Affiliated Investment Companies
iShares Edge MSCI Multifactor USA ETF	30%
iShares Edge MSCI Multifactor International ETF	15
iShares Edge MSCI Min Vol USA ETF	12
iShares Global REIT ETF	10
iShares Edge Investment Grade Enhanced Bond ETF	7
iShares Edge High Yield Defensive Bond ETF	6
iShares Edge MSCI Min Vol EAFE ETF	6
BlackRock Total Factor Fund, Class K	5
iShares Core MSCI Emerging Markets ETF	3
iShares TIPS Bond ETF	3
iShares Edge MSCI Multifactor USA Small-Cap ETF	2
iShares Edge MSCI Min Vol Emerging Markets ETF	1

BlackRock LifePath® Smart Beta 2040 Fund

PORTFOLIO COMPOSITION

Asset Type	Percent of Affiliated Investment Companies
Equity Funds	89%
Fixed Income Funds	11

PORTFOLIO HOLDINGS

Security	Percent of Affiliated Investment Companies
iShares Edge MSCI Multifactor USA ETF	36%
iShares Edge MSCI Multifactor International ETF	18
iShares Global REIT ETF	13
iShares Edge MSCI Min Vol USA ETF	11
iShares Edge MSCI Min Vol EAFE ETF	5
BlackRock Total Factor Fund, Class K	5
iShares Core MSCI Emerging Markets ETF	4
iShares Edge Investment Grade Enhanced Bond ETF	3
iShares Edge High Yield Defensive Bond ETF	2
iShares Edge MSCI Multifactor USA Small-Cap ETF	1
iShares TIPS Bond ETF	1
iShares Edge MSCI Min Vol Emerging Markets ETF	1

The Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

18	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Portfolio Information (continued)

BlackRock LifePath® Smart Beta 2045 Fund

PORTFOLIO COMPOSITION

Asset Type	Percent of Affiliated Investment Companies
Equity Funds	94%
Fixed Income Funds	6

PORTFOLIO HOLDINGS

Security	Percent of Affiliated Investment Companies
iShares Edge MSCI Multifactor USA ETF	40%
iShares Edge MSCI Multifactor International ETF	20
iShares Global REIT ETF	15
iShares Edge MSCI Min Vol USA ETF	8
BlackRock Total Factor Fund, Class K	5
iShares Core MSCI Emerging Markets ETF	5
iShares Edge MSCI Min Vol EAFE ETF	4
iShares Edge High Yield Defensive Bond ETF	1
iShares Edge MSCI Multifactor USA Small-Cap ETF	1
iShares Edge MSCI Min Vol Emerging Markets ETF	1

BlackRock LifePath® Smart Beta 2050 Fund

PORTFOLIO COMPOSITION

Asset Type	Percent of Affiliated Investment Companies
Equity Funds	94%
Fixed Income Funds	6

PORTFOLIO HOLDINGS

Security	Percent of Affiliated Investment Companies
iShares Edge MSCI Multifactor USA ETF	42%
iShares Edge MSCI Multifactor International ETF	21
iShares Global REIT ETF	16
iShares Edge MSCI Min Vol USA ETF	5
iShares Core MSCI Emerging Markets ETF	5
BlackRock Total Factor Fund, Class K	5
iShares Edge MSCI Min Vol EAFE ETF	3
iShares Edge High Yield Defensive Bond ETF	1
iShares Edge MSCI Multifactor USA Small-Cap ETF	1
iShares Edge MSCI Min Vol Emerging Markets ETF	1

The Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

P O R T F O L I O I N F O R M A T I O N	19

Portfolio Information (continued)

BlackRock LifePath® Smart Beta 2055 Fund

PORTFOLIO COMPOSITION

Asset Type	Percent of Affiliated Investment Companies
Equity Funds	94%
Fixed Income Funds	6

PORTFOLIO HOLDINGS

Security	Percent of Affiliated Investment Companies
iShares Edge MSCI Multifactor USA ETF	45%
iShares Edge MSCI Multifactor International ETF	22
iShares Global REIT ETF	16
iShares Core MSCI Emerging Markets ETF	6
BlackRock Total Factor Fund, Class K	5
iShares Edge MSCI Min Vol USA ETF	3
iShares Edge MSCI Min Vol EAFE ETF	1
iShares Edge High Yield Defensive Bond ETF	1
iShares Edge MSCI Multifactor USA Small-Cap ETF	1

BlackRock LifePath® Smart Beta 2060 Fund

PORTFOLIO COMPOSITION

Asset Type	Percent of Affiliated Investment Companies
Equity Funds	94%
Fixed Income Funds	6

PORTFOLIO HOLDINGS

Security	Percent of Affiliated Investment Companies
iShares Edge MSCI Multifactor USA ETF	48%
iShares Edge MSCI Multifactor International ETF	23
iShares Global REIT ETF	16
iShares Core MSCI Emerging Markets ETF	6
BlackRock Total Factor Fund, Class K	5
iShares Edge High Yield Defensive Bond ETF	1
iShares Edge MSCI Multifactor USA Small-Cap ETF	1

The Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

20	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Except with respect to BlackRock LifePath® Smart Beta 2055 Fund and BlackRock Life Path® Smart Beta 2060 Fund, prior to November 27, 2012 (commencement of operations), Institutional Shares performance results are those of Class K Shares, restated to reflect Institutional Shares fees.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually agreed to waive and/or reimburse a portion of the Funds’ expenses. Without such waiver and/or reimbursement, each Fund’s performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 5 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Prior to November 27, 2012, the Custom Benchmarks of the Funds (other than BlackRock LifePath® Smart Beta 2055 Fund and BlackRock LifePath® Smart Beta 2060 Fund) were comprised of the Bloomberg Barclays U.S. Aggregate Bond Index, the Russell 3000® Index and the MSCI EAFE Index. Between November 27, 2012 (February 28, 2013 for BlackRock LifePath® Smart Beta 2055 Fund only) and November 17, 2016, the Custom Benchmarks of the Funds (other than BlackRock LifePath® Smart Beta 2060 Fund) were comprised of the Russell 1000® Index, Russell 2000® Index, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Index, Bloomberg Commodity Index, Bloomberg Barclays U.S. Aggregate Bond Index and Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L).

Effective November 18, 2016, the Custom Benchmarks of the Funds (other than BlackRock LifePath® Smart Beta 2060 Fund) are comprised of the Russell 1000® Index, Russell 2000® Index, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Index, Bloomberg Barclays U.S. Aggregate Bond Index and Bloomberg Barclays U.S. TIPS Index (Series L). The Custom Benchmark of BlackRock LifePath® Smart Beta 2060 Fund, which commenced operations on May 31, 2017, has the same composition. For the year ended October 31, 2018, the BlackRock LifePath Smart Beta 2050 Fund, BlackRock LifePath Smart Beta 2055 Fund and BlackRock LifePath Smart Beta 2060 Fund did not have any allocation to the Bloomberg Barclays U.S. TIPS Index (Series L). The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged market-weighted index comprised of investment grade corporate bonds (rated BBB or better), mortgages and U.S. Treasury and government agency issues with at least one year to maturity. The Russell 3000® Index is an unmanaged index comprised of the 3,000 largest U.S. companies as determined by total market capitalization. The MSCI EAFE Index is an unmanaged broad-based index that measures the total returns of developed foreign stock markets in Europe, Australasia and the Far East. The Russell 1000® Index is an unmanaged index comprised of the 1,000 largest U.S. companies as determined by total market capitalization. The Russell 2000® Index is an unmanaged index comprised of the 2,000 largest U.S. companies as determined by total market capitalization. The MSCI ACWI ex-U.S. IMI Index measures the investment return of stocks issued by companies located outside the United States. The FTSE EPRA/NAREIT Developed Index measures the stock performance of companies engaged in the ownership and development of real estate markets in developed countries as defined by FTSE EPRA/NAREIT. The Bloomberg Commodity Index is a broadly diversified index that allows investors to track commodity futures through a single, simple measure. The Bloomberg Commodity Index is composed of futures contracts on physical commodities. The Bloomberg Commodity Index is designed to minimize concentration in any one commodity or sector. The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L) is an index that includes all publicly issued, U.S. Treasury inflation protected securities (“TIPS”) that have at least one year remaining maturity, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody’s Investors Service or BBB- by S&P), are fixed rate, and have more than $250 million or more par value outstanding. The customized weighted index for each Fund is created by BlackRock and is adjusted periodically to represent the weightings of the unmanaged indices as compared to each Fund’s glidepath, as applicable.

A B O U T F U N D P E R F O R M A N C E	21

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on May 1, 2018 and held through October 31, 2018) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the headings entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical(a)
	Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period(b)	Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period(b)	Annualized Expense Ratio
BlackRock LifePath® Smart Beta Retirement Fund
Institutional	$1,000.00	$987.70	$0.56	$1,000.00	$1,024.64	$0.58	0.11%
Investor A	1,000.00	987.60	1.57	1,000.00	1,023.63	1.60	0.31
Class K	1,000.00	988.70	0.10	1,000.00	1,025.11	0.10	0.02
Class R	1,000.00	985.70	2.79	1,000.00	1,022.40	2.84	0.56
BlackRock LifePath® Smart Beta 2020 Fund
Institutional	$1,000.00	$985.30	$0.42	$1,000.00	$1,024.79	$0.42	0.08%
Investor A	1,000.00	984.20	1.54	1,000.00	1,023.65	1.57	0.31
Class K	1,000.00	985.30	0.06	1,000.00	1,025.15	0.06	0.01
Class R	1,000.00	983.20	2.82	1,000.00	1,022.36	2.88	0.56
BlackRock LifePath® Smart Beta 2025 Fund
Institutional	$1,000.00	$981.80	$0.43	$1,000.00	$1,024.77	$0.44	0.09%
Investor A	1,000.00	980.80	1.57	1,000.00	1,023.62	1.61	0.32
Class K	1,000.00	982.70	0.05	1,000.00	1,025.15	0.06	0.01
Class R	1,000.00	979.70	2.70	1,000.00	1,022.48	2.76	0.54

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)	Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
See “Disclosure of Expenses” above for further information on how expenses were calculated.

22	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Disclosure of Expenses (continued)

Expense Examples (continued)

	Actual			Hypothetical(a)
	Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period(b)	Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period(b)	Annualize Expense Ratio
BlackRock LifePath® Smart Beta 2030 Fund
Institutional	$1,000.00	$977.20	$0.40	$1,000.00	$1,024.80	$0.41	0.08%
Investor A	1,000.00	976.10	1.61	1,000.00	1,023.57	1.65	0.32
Class K	1,000.00	978.20	0.06	1,000.00	1,025.15	0.06	0.01
Class R	1,000.00	975.00	2.83	1,000.00	1,022.34	2.90	0.57
BlackRock LifePath® Smart Beta 2035 Fund
Institutional	$1,000.00	$972.00	$0.41	$1,000.00	$1,024.79	$0.42	0.08%
Investor A	1,000.00	971.70	1.66	1,000.00	1,023.52	1.71	0.33
Class K	1,000.00	972.90	0.06	1,000.00	1,025.15	0.06	0.01
Class R	1,000.00	969.70	2.71	1,000.00	1,022.46	2.78	0.55
BlackRock LifePath® Smart Beta 2040 Fund
Institutional	$1,000.00	$965.90	$0.49	$1,000.00	$1,024.70	$0.51	0.10%
Investor A	1,000.00	965.50	1.66	1,000.00	1,023.52	1.70	0.33
Class K	1,000.00	966.80	0.08	1,000.00	1,025.12	0.08	0.02
Class R	1,000.00	964.50	2.79	1,000.00	1,022.37	2.87	0.56
BlackRock LifePath® Smart Beta 2045 Fund
Institutional	$1,000.00	$964.80	$0.57	$1,000.00	$1,024.62	$0.59	0.12%
Investor A	1,000.00	963.40	1.78	1,000.00	1,023.39	1.83	0.36
Class K	1,000.00	964.90	0.12	1,000.00	1,025.08	0.12	0.02
Class R	1,000.00	962.30	2.79	1,000.00	1,022.36	2.87	0.56
BlackRock LifePath® Smart Beta 2050 Fund
Institutional	$1,000.00	$961.40	$0.53	$1,000.00	$1,024.67	$0.54	0.11%
Investor A	1,000.00	960.90	1.64	1,000.00	1,023.53	1.70	0.33
Class K	1,000.00	963.20	0.11	1,000.00	1,025.10	0.11	0.02
Class R	1,000.00	959.90	2.76	1,000.00	1,022.39	2.85	0.56
BlackRock LifePath® Smart Beta 2055 Fund
Institutional	$1,000.00	$963.90	$0.45	$1,000.00	$1,024.74	$0.47	0.09%
Investor A	1,000.00	962.10	1.73	1,000.00	1,023.44	1.79	0.35
Class K	1,000.00	964.70	0.00	1,000.00	1,025.21	0.00	0.00
Class R	1,000.00	961.80	2.80	1,000.00	1,022.36	2.88	0.57
BlackRock LifePath® Smart Beta 2060 Fund
Institutional	$1,000.00	$955.40	$0.47	$1,000.00	$1,024.72	$0.49	0.10%
Investor A	1,000.00	954.40	1.73	1,000.00	1,023.43	1.80	0.35
Class K	1,000.00	955.40	0.00	1,000.00	1,025.20	0.00	0.00
Class R	1,000.00	952.50	2.91	1,000.00	1,022.22	3.01	0.59

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)	Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
See “Disclosure of Expenses” on page 22 for further information on how expenses were calculated.

D I S C L O S U R E O F E X P E N S E S	23

Schedule of Investments October 31, 2018	BlackRock LifePath® Smart Beta Retirement Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies(b) — 100.8%

Equity Funds — 44.6%
iShares Core MSCI Emerging Markets ETF	3,800	$179,588
iShares Edge MSCI Min Vol EAFE ETF	11,351	774,819
iShares Edge MSCI Min Vol Emerging Markets ETF	3,200	175,936
iShares Edge MSCI Min Vol USA ETF	28,523	1,561,064
iShares Edge MSCI Multifactor International ETF	30,820	785,294
iShares Edge MSCI Multifactor USA ETF	51,100	1,591,254
iShares Edge MSCI Multifactor USA Small-Cap ETF	13,100	519,939
iShares Global REIT ETF	2,440	59,463

		5,647,357

Fixed Income Funds — 56.0%
BlackRock Total Factor Fund, Class K	67,715	658,190
iShares Edge High Yield Defensive Bond ETF	26,750	1,295,770
iShares Edge Investment Grade Enhanced Bond ETF	85,100	4,013,316
iShares TIPS Bond ETF	10,247	1,115,283

		7,082,559

Short-Term Securities — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.07% (a)	27,422	27,422

Total Affiliated Investment Companies — 100.8% (Cost: $12,662,186)		12,757,338
Liabilities in Excess of Other Assets — (0.8)%		(96,026)

Net Assets — 100.0%		$12,661,312

(a)	Annualized 7-day yield as of period end.
(b)

During the year ended October 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 10/31/17	Shares Purchased	Shares Sold		Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	60,307	—	(32,885	)(b)	27,422	$27,422	$603		$—	$—
BlackRock Total Factor Fund, Class K	—	212,527	(144,812)		67,715	658,190	—		(11,414)	(26,659)
iShares 20+ Year Treasury Bond ETF	10,598	1,625	(12,223)		—	—	13,062		14,461	(35,820)
iShares Core MSCI Emerging Markets ETF	—	3,800	—		3,800	179,588	486		—	(22,601)
iShares Edge High Yield Defensive Bond ETF	—	27,650	(900)		26,750	1,295,770	19,723		(142)	(29,882)
iShares Edge Investment Grade Enhanced Bond ETF	—	98,100	(13,000)		85,100	4,013,316	86,610		(14,559)	(136,225)
iShares Edge MSCI Min Vol Emerging Markets ETF	—	3,200	—		3,200	175,936	460		—	(15,005)
iShares Edge MSCI Min Vol EAFE ETF	43,451	7,800	(39,900)		11,351	774,819	30,426		396,564	(381,243)
iShares Edge MSCI Min Vol USA ETF	60,303	9,870	(41,650)		28,523	1,561,064	43,520		290,317	(143,145)
iShares Edge MSCI Multifactor International ETF	11,450	23,370	(4,000)		30,820	785,294	14,451		7,213	(92,130)
iShares Edge MSCI Multifactor USA ETF	—	64,700	(13,600)		51,100	1,591,254	12,778		17,273	(17,202)
iShares Edge MSCI Multifactor USA Small-Cap ETF	18,000	900	(5,800)		13,100	519,939	6,359		39,188	(17,001)
iShares Edge U.S. Fixed Income Balanced Risk ETF	56,113	5,080	(61,193)		—	—	49,416		(44,735)	(108,921)
iShares Global REIT ETF	3,140	200	(900)		2,440	59,463	3,374		933	(2,924)
iShares TIPS Bond ETF	11,922	8,160	(9,835)		10,247	1,115,283	29,738		(9,084)	(35,115)
SL Liquidity Series, LLC, Money Market Series	—	—	—		—	—	2,015	(c)	(807)	—

						$12,757,338	$313,021		$685,208	$(1,063,873)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

24	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2018	BlackRock LifePath® Smart Beta Retirement Fund

Portfolio Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds(a)	$5,647,357	$—	$—	$5,647,357
Fixed Income Funds(a)	7,082,559	—	—	7,082,559
Short-Term Securities	27,422	—	—	27,422

	$12,757,338	$—	$—	$12,757,338

(a)	See above Schedule of Investments for values in each security type.

During the year ended October 31, 2018, there were no transfers between levels.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments October 31, 2018	BlackRock LifePath® Smart Beta 2020 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies(b) — 104.2%

Equity Funds — 48.7%
iShares Core MSCI Emerging Markets ETF	8,000	$378,080
iShares Edge MSCI Min Vol EAFE ETF	18,238	1,244,926
iShares Edge MSCI Min Vol Emerging Markets ETF	5,800	318,884
iShares Edge MSCI Min Vol USA ETF	45,387	2,484,030
iShares Edge MSCI Multifactor International ETF	61,374	1,563,809
iShares Edge MSCI Multifactor USA ETF	100,843	3,140,251
iShares Edge MSCI Multifactor USA Small-Cap ETF	19,930	791,022
iShares Global REIT ETF	8,490	206,901

		10,127,903

Fixed Income Funds — 52.2%
BlackRock Total Factor Fund, Class K	109,761	1,066,880
iShares Edge High Yield Defensive Bond ETF	43,340	2,099,390
iShares Edge Investment Grade Enhanced Bond ETF	128,200	6,045,912
iShares TIPS Bond ETF	15,196	1,653,933

		10,866,115

Short-Term Securities — 3.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.07% (a)	690,735	690,735

Total Affiliated Investment Companies — 104.2% (Cost: $21,336,072)		21,684,753
Liabilities in Excess of Other Assets — (4.2)%		(871,724)

Net Assets — 100.0%		$20,813,029

(a)	Annualized 7-day yield as of period end.
(b)

During the year ended October 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 10/31/17	Shares Purchased		Shares Sold	Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	99,722	591,013	(b)	—	690,735	$690,735	$940		$—	$—
BlackRock Total Factor Fund, Class K	—	394,863		(285,102)	109,761	1,066,880	—		(28,708)	(42,089)
iShares 20+ Year Treasury Bond ETF	16,154	1,615		(17,769)	—	—	20,830		14,614	(57,090)
iShares Core MSCI Emerging Markets ETF	—	10,300		(2,300)	8,000	378,080	1,900		(15,202)	(45,792)
iShares Edge High Yield Defensive Bond ETF	—	50,600		(7,260)	43,340	2,099,390	32,616		(7,119)	(46,475)
iShares Edge Investment Grade Enhanced Bond ETF	—	163,100		(34,900)	128,200	6,045,912	139,877		(43,420)	(194,243)
iShares Edge MSCI Min Vol EAFE ETF	68,008	8,830		(58,600)	18,238	1,244,926	52,369		586,699	(569,679)
iShares Edge MSCI Min Vol Emerging Markets ETF	—	7,400		(1,600)	5,800	318,884	1,635		(7,756)	(25,039)
iShares Edge MSCI Min Vol USA ETF	93,562	15,725		(63,900)	45,387	2,484,030	72,985		471,495	(228,269)
iShares Edge MSCI Multifactor International ETF	104,374	23,600		(66,600)	61,374	1,563,809	75,182		322,395	(472,571)
iShares Edge MSCI Multifactor USA ETF	1,400	148,873		(49,430)	100,843	3,140,251	29,331		34,987	(27,455)
iShares Edge MSCI Multifactor USA Small-Cap ETF	26,100	3,100		(9,270)	19,930	791,022	10,205		65,118	(24,536)
iShares Edge U.S. Fixed Income Balanced Risk ETF	73,740	6,600		(80,340)	—	—	69,378		(84,260)	(138,199)
iShares Global REIT ETF	21,340	2,650		(15,500)	8,490	206,901	19,060		4,063	(19,839)
iShares TIPS Bond ETF	16,646	13,385		(14,835)	15,196	1,653,933	44,508		(21,543)	(48,911)
SL Liquidity Series, LLC, Money Market Series	—	—		—	—	—	4,661	(c)	(266)	—

						$21,684,753	$575,477		$1,291,097	$(1,940,187)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

26	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2018	BlackRock LifePath® Smart Beta 2020 Fund

Portfolio Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds(a)	$10,127,903	$—	$—	$10,127,903
Fixed Income Funds(a)	10,866,115	—	—	10,866,115
Short-Term Securities	690,735	—	—	690,735

	$21,684,753	$—	$—	$21,684,753

(a)	See above Schedule of Investments for values in each security type.

During the year ended October 31, 2018, there were no transfers between levels.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments October 31, 2018	BlackRock LifePath® Smart Beta 2025 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies(d) — 118.6%

Equity Funds — 59.1%
iShares Core MSCI Emerging Markets ETF	13,442	$635,269
iShares Edge MSCI Min Vol EAFE ETF	24,725	1,687,729
iShares Edge MSCI Min Vol Emerging Markets ETF	6,900	379,362
iShares Edge MSCI Min Vol USA ETF	62,040	3,395,449
iShares Edge MSCI Multifactor International ETF	105,362	2,684,624
iShares Edge MSCI Multifactor USA ETF	172,974	5,386,410
iShares Edge MSCI Multifactor USA Small-Cap ETF	22,012	873,656
iShares Global REIT ETF	51,394	1,252,472

		16,294,971

Fixed Income Funds — 41.0%
BlackRock Total Factor Fund, Class K	141,916	1,379,419
iShares Edge High Yield Defensive Bond ETF (a)	57,800	2,799,832
iShares Edge Investment Grade Enhanced Bond ETF (a)	117,135	5,524,087
iShares TIPS Bond ETF	14,888	1,620,410

		11,323,748

Short-Term Securities — 18.5%
SL Liquidity Series LLC, Money Market Series, 2.41% (b)(c)	5,109,629	5,109,629

Total Affiliated Investment Companies — 118.6% (Cost: $32,017,353)		32,728,348
Liabilities in Excess of Other Assets — (18.6)%		(5,136,022)

Net Assets — 100.0%		$27,592,326

(a)	Security, or a portion of the security, is on loan.
(b)	Security was purchased with the cash collateral from loaned securities.
(c)	Annualized 7-day yield as of period end.
(d)

During the year ended October 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 10/31/17	Shares Purchased	Shares Sold		Shares Held at 10/31/18	Value at 10/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	80,353	—	(80,353	)(b)	—	$—	$1,256	$—	$—
BlackRock Total Factor Fund, Class K	—	434,704	(292,788)		141,916	1,379,419	—	(26,226)	(47,842)
iShares 20+ Year Treasury Bond ETF	16,512	2,250	(18,762)		—	—	20,047	25,945	(57,584)
iShares Core MSCI Emerging Markets ETF	—	14,300	(858)		13,442	635,269	3,491	(6,904)	(95,521)
iShares Edge High Yield Defensive Bond ETF	—	60,800	(3,000)		57,800	2,799,832	28,290	(2,966)	(58,416)
iShares Edge Investment Grade Enhanced Bond ETF	—	136,035	(18,900)		117,135	5,524,087	105,257	(20,563)	(163,244)
iShares Edge MSCI Min Vol EAFE ETF	79,035	16,940	(71,250)		24,725	1,687,729	55,074	658,942	(642,884)
iShares Edge MSCI Min Vol Emerging Markets ETF	—	7,400	(500)		6,900	379,362	1,482	(3,198)	(31,215)
iShares Edge MSCI Min Vol USA ETF	99,375	31,075	(68,410)		62,040	3,395,449	69,779	409,470	(191,958)
iShares Edge MSCI Multifactor International ETF	181,012	39,250	(114,900)		105,362	2,684,624	129,236	584,776	(813,809)
iShares Edge MSCI Multifactor USA ETF	71,344	184,830	(83,200)		172,974	5,386,410	63,305	184,324	(81,674)
iShares Edge MSCI Multifactor USA Small-Cap ETF	24,312	4,500	(6,800)		22,012	873,656	9,189	39,721	(11,940)
iShares Edge U.S. Fixed Income Balanced Risk ETF	57,627	4,340	(61,967)		—	—	49,701	(54,105)	(99,494)
iShares Global REIT ETF	66,294	24,600	(39,500)		51,394	1,252,472	60,612	22,735	(59,301)
iShares TIPS Bond ETF	14,513	15,045	(14,670)		14,888	1,620,410	33,192	(14,194)	(38,139)

28	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2018	BlackRock LifePath® Smart Beta 2025 Fund

Affiliate	Shares Held at 10/31/17	Shares Purchased		Shares Sold	Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
SL Liquidity Series, LLC, Money Market Series	281,059	4,828,570	(c)	—	5,109,629	$5,109,629	$3,975	(d)	$(592)	$(5)

						$32,728,348	$633,886		$1,797,165	$(2,393,026)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)	Represents net shares purchased.
(d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds(a)	$16,294,971	$—	$—	$16,294,971
Fixed Income Funds(a)	11,323,748	—	—	11,323,748

Subtotal	$27,618,719	$—	$—	$27,618,719

Investments Valued at NAV(b)				5,109,629

Total Investments				$32,728,348

(a)	See above Schedule of Investments for values in each security type.
(b)	As of October 31, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the year ended October 31, 2018, there were no transfers between levels.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments October 31, 2018	BlackRock LifePath® Smart Beta 2030 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies(d) — 112.6%

Equity Funds — 68.7%
iShares Core MSCI Emerging Markets ETF	16,530	$781,208
iShares Edge MSCI Min Vol EAFE ETF	23,564	1,608,479
iShares Edge MSCI Min Vol Emerging Markets ETF	6,900	379,362
iShares Edge MSCI Min Vol USA ETF	60,986	3,337,764
iShares Edge MSCI Multifactor International ETF	130,460	3,324,121
iShares Edge MSCI Multifactor USA ETF	216,595	6,744,768
iShares Edge MSCI Multifactor USA Small-Cap ETF	17,500	694,575
iShares Global REIT ETF	85,696	2,088,411

		18,958,688

Fixed Income Funds — 31.4%
BlackRock Total Factor Fund, Class K	144,461	1,404,159
iShares Edge High Yield Defensive Bond ETF	57,570	2,788,691
iShares Edge Investment Grade Enhanced Bond ETF (a)	70,465	3,323,129
iShares TIPS Bond ETF	10,434	1,135,637

		8,651,616

Short-Term Securities — 12.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.07% (b)	71,687	71,687
SL Liquidity Series, LLC, Money Market Series, 2.41% (b)(c)	3,383,360	3,383,360

		3,455,047

Total Affiliated Investment Companies — 112.6% (Cost: $30,146,458)		31,065,351
Liabilities in Excess of Other Assets — (12.6)%		(3,466,588)

Net Assets — 100.0%		$27,598,763

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)

During the year ended October 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 10/31/17	Shares Purchased	Shares Sold		Shares Held at 10/31/18	Value at 10/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	108,965	—	(37,278	)(b)	71,687	$71,687	$1,358	$—	$—
BlackRock Total Factor Fund, Class K	—	396,492	(252,031)		144,461	1,404,159	—	(20,952)	(46,128)
iShares 20+ Year Treasury Bond ETF	11,222	1,940	(13,162)		—	—	14,463	9,815	(39,946)
iShares Core MSCI Emerging Markets ETF	—	18,030	(1,500)		16,530	781,208	4,861	(9,657)	(121,833)
iShares Edge High Yield Defensive Bond ETF	—	58,770	(1,200)		57,570	2,788,691	21,373	(1,088)	(56,136)
iShares Edge Investment Grade Enhanced Bond ETF	—	89,965	(19,500)		70,465	3,323,129	66,693	(18,938)	(94,989)
iShares Edge MSCI Min Vol EAFE ETF	57,244	19,720	(53,400)		23,564	1,608,479	38,844	514,823	(516,872)
iShares Edge MSCI Min Vol Emerging Markets ETF	—	7,200	(300)		6,900	379,362	1,124	(1,701)	(27,750)
iShares Edge MSCI Min Vol USA ETF	77,103	40,183	(56,300)		60,986	3,337,764	54,077	322,381	(203,317)
iShares Edge MSCI Multifactor International ETF	172,660	55,900	(98,100)		130,460	3,324,121	130,841	466,019	(743,917)
iShares Edge MSCI Multifactor USA ETF	131,229	185,266	(99,900)		216,595	6,744,768	88,989	176,575	(9,357)
iShares Edge MSCI Multifactor USA Small-Cap ETF	13,700	5,300	(1,500)		17,500	694,575	5,913	5,849	7,157
iShares Edge U.S. Fixed Income Balanced Risk ETF	27,714	2,920	(30,634)		—	—	26,320	(37,067)	(47,373)
iShares Global REIT ETF	79,643	46,070	(40,017)		85,696	2,088,411	84,488	(1,029)	(73,586)
iShares TIPS Bond ETF	8,384	12,370	(10,320)		10,434	1,135,637	18,434	(14,041)	(20,738)

30	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2018	BlackRock LifePath® Smart Beta 2030 Fund

Affiliate	Shares Held at 10/31/17	Shares Purchased		Shares Sold	Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
SL Liquidity Series, LLC, Money Market Series	—	3,383,360	(c)	—	3,383,360	$3,383,360	$3,298	(d)	$(451)	$—

						$31,065,351	$561,076		$1,390,538	$(1,994,785)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)	Represents net shares purchased.
(d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds(a)	$18,958,688	$—	$—	$18,958,688
Fixed Income Funds(a)	8,651,616	—	—	8,651,616
Short-Term Securities	71,687	—	—	71,687

Subtotal	$27,681,991	$—	$—	$27,681,991

Investments Valued at NAV(b)				3,383,360

Total Investments				$31,065,351

(a)	See above Schedule of Investments for values in each security type.
(b)	As of October 31, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the year ended October 31, 2018, there were no transfers between levels.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments October 31, 2018	BlackRock LifePath® Smart Beta 2035 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies(b) — 100.6%

Equity Funds — 79.3%
iShares Core MSCI Emerging Markets ETF	15,770	$745,290
iShares Edge MSCI Min Vol EAFE ETF	17,300	1,180,898
iShares Edge MSCI Min Vol Emerging Markets ETF	5,100	280,398
iShares Edge MSCI Min Vol USA ETF	44,693	2,446,048
iShares Edge MSCI Multifactor International ETF	123,209	3,139,366
iShares Edge MSCI Multifactor USA ETF	203,686	6,342,782
iShares Edge MSCI Multifactor USA Small-Cap ETF	9,400	373,086
iShares Global REIT ETF	87,630	2,135,543

		16,643,411

Fixed Income Funds — 20.9%
BlackRock Total Factor Fund, Class K	108,780	1,057,338
iShares Edge High Yield Defensive Bond ETF	26,180	1,268,159
iShares Edge Investment Grade Enhanced Bond ETF	31,700	1,494,972
iShares TIPS Bond ETF	5,137	559,111

		4,379,580

Short-Term Securities — 0.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.07% (a)	87,459	87,459

Total Affiliated Investment Companies — 100.6% (Cost: $20,296,745)		21,110,450
Liabilities in Excess of Other Assets — (0.6)%		(133,831)

Net Assets — 100.0%		$20,976,619

(a)	Annualized 7-day yield as of period end.
(b)

During the year ended October 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 10/31/17	Shares Purchased	Shares Sold		Shares Held at 10/31/18	Value at 10/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	110,667	—	(23,208	)(b)	87,459	$87,459	$1,018	$—	$—
BlackRock Total Factor Fund, Class K	—	242,405	(133,625)		108,780	1,057,338	—	(12,559)	(34,800)
iShares 20+ Year Treasury Bond ETF	7,021	1,450	(8,471)		—	—	8,509	11,940	(23,857)
iShares Core MSCI Emerging Markets ETF	—	16,070	(300)		15,770	745,290	4,671	(2,215)	(122,447)
iShares Edge High Yield Defensive Bond ETF	—	26,180	—		26,180	1,268,159	8,964	—	(25,297)
iShares Edge Investment Grade Enhanced Bond ETF	—	39,900	(8,200)		31,700	1,494,972	28,936	(7,235)	(41,495)
iShares Edge MSCI Min Vol EAFE ETF	38,208	16,792	(37,700)		17,300	1,180,898	22,974	369,696	(375,342)
iShares Edge MSCI Min Vol Emerging Markets ETF	—	5,100	—		5,100	280,398	460	—	(18,840)
iShares Edge MSCI Min Vol USA ETF	55,122	38,671	(49,100)		44,693	2,446,048	32,742	292,960	(244,917)
iShares Edge MSCI Multifactor International ETF	144,925	55,184	(76,900)		123,209	3,139,366	111,892	345,674	(599,187)
iShares Edge MSCI Multifactor USA ETF	178,171	133,915	(108,400)		203,686	6,342,782	91,856	352,298	(172,239)
iShares Edge MSCI Multifactor USA Small-Cap ETF	9,000	2,200	(1,800)		9,400	373,086	3,367	10,199	(2,331)
iShares Edge U.S. Fixed Income Balanced Risk ETF	9,038	660	(9,698)		—	—	7,894	(9,841)	(14,735)
iShares Global REIT ETF	85,600	53,430	(51,400)		87,630	2,135,543	82,580	24,121	(83,230)
iShares TIPS Bond ETF	4,207	6,195	(5,265)		5,137	559,111	7,512	(4,516)	(9,199)

32	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2018	BlackRock LifePath® Smart Beta 2035 Fund

Affiliate	Shares Held at 10/31/17	Shares Purchased	Shares Sold	Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
SL Liquidity Series, LLC, Money Market Series	—	—	—	—	$—	$3,424	(c)	$(343)	$—

					$21,110,450	$416,799		$1,370,179	$(1,767,916)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds(a)	$16,643,411	$—	$—	$16,643,411
Fixed Income Funds(a)	4,379,580	—	—	4,379,580
Short-Term Securities	87,459	—	—	87,459

	$21,110,450	$—	$—	$21,110,450

(a)	See above Schedule of Investments for values in each security type.

During the year ended October 31, 2018, there were no transfers between levels.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments October 31, 2018	BlackRock LifePath® Smart Beta 2040 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies(b) — 100.6%

Equity Funds — 89.4%
iShares Core MSCI Emerging Markets ETF	16,975	$802,239
iShares Edge MSCI Min Vol EAFE ETF	13,404	914,957
iShares Edge MSCI Min Vol Emerging Markets ETF	4,000	219,920
iShares Edge MSCI Min Vol USA ETF	34,808	1,905,042
iShares Edge MSCI Multifactor International ETF	128,301	3,269,109
iShares Edge MSCI Multifactor USA ETF	212,023	6,602,396
iShares Edge MSCI Multifactor USA Small-Cap ETF	5,870	232,980
iShares Global REIT ETF	95,076	2,317,002

		16,263,645

Fixed Income Funds — 10.9%
BlackRock Total Factor Fund, Class K	93,440	908,236
iShares Edge High Yield Defensive Bond ETF	5,500	266,420
iShares Edge Investment Grade Enhanced Bond ETF	12,330	581,483
iShares TIPS Bond ETF	2,130	231,829

		1,987,968

Short-Term Securities — 0.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.07% (a)	51,066	51,066

Total Affiliated Investment Companies — 100.6% (Cost: $17,306,078)		18,302,679
Liabilities in Excess of Other Assets — (0.6)%		(114,909)

Net Assets — 100.0%		$18,187,770

(a)	Annualized 7-day yield as of period end.
(b)

During the year ended October 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 10/31/17	Shares Purchased	Shares Sold		Shares Held at 10/31/18	Value at 10/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	92,080	—	(41,014	)(b)	51,066	$51,066	$824	$—	$—
BlackRock Total Factor Fund, Class K	—	185,830	(92,390)		93,440	908,236	—	(8,895)	(32,215)
iShares 20+ Year Treasury Bond ETF	3,735	1,025	(4,760)		—	—	5,115	(310)	(11,717)
iShares Core MSCI Emerging Markets ETF	—	17,594	(619)		16,975	802,239	5,941	(3,246)	(149,743)
iShares Edge High Yield Defensive Bond ETF	—	5,500	—		5,500	266,420	6,934	—	(5,745)
iShares Edge Investment Grade Enhanced Bond ETF	—	16,450	(4,120)		12,330	581,483	12,698	(3,645)	(17,130)
iShares Edge MSCI Min Vol EAFE ETF	19,004	14,100	(19,700)		13,404	914,957	11,807	133,145	(150,458)
iShares Edge MSCI Min Vol Emerging Markets ETF	—	4,000	—		4,000	219,920	307	—	(15,901)
iShares Edge MSCI Min Vol USA ETF	35,844	33,790	(34,826)		34,808	1,905,042	22,464	197,552	(198,236)
iShares Edge MSCI Multifactor International ETF	107,560	53,140	(32,399)		128,301	3,269,109	99,838	4,448	(328,240)
iShares Edge MSCI Multifactor USA ETF	209,406	79,886	(77,269)		212,023	6,602,396	113,253	313,394	(108,720)
iShares Edge MSCI Multifactor USA Small-Cap ETF	4,870	1,000	—		5,870	232,980	2,071	—	4,223
iShares Edge U.S. Fixed Income Balanced Risk ETF	500	—	(500)		—	—	366	(1,234)	37
iShares Global REIT ETF	82,369	51,640	(38,933)		95,076	2,317,002	95,572	(6,739)	(84,164)
iShares TIPS Bond ETF	1,573	2,800	(2,243)		2,130	231,829	1,595	(1,195)	(3,847)

34	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2018	BlackRock LifePath® Smart Beta 2040 Fund

Affiliate	Shares Held at 10/31/17	Shares Purchased	Shares Sold	Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
SL Liquidity Series, LLC, Money Market Series	—	—	—	—	$—	$2,626	(c)	$(51)	$—

					$18,302,679	$381,411		$623,224	$(1,101,856)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds(a)	$16,263,645	$—	$—	$16,263,645
Fixed Income Funds(a)	1,987,968	—	—	1,987,968
Short-Term Securities	51,066	—	—	51,066

	$18,302,679	$—	$—	$18,302,679

(a)	See above Schedule of Investments for values in each security type.

During the year ended October 31, 2018, there were no transfers between levels.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments October 31, 2018	BlackRock LifePath® Smart Beta 2045 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies(b) — 100.5%

Equity Funds — 93.2%
iShares Core MSCI Emerging Markets ETF	14,160	$669,202
iShares Edge MSCI Min Vol EAFE ETF	7,707	526,080
iShares Edge MSCI Min Vol Emerging Markets ETF	2,400	131,952
iShares Edge MSCI Min Vol USA ETF	20,278	1,109,815
iShares Edge MSCI Multifactor International ETF	107,991	2,751,611
iShares Edge MSCI Multifactor USA ETF	178,289	5,551,919
iShares Edge MSCI Multifactor USA Small-Cap ETF	4,050	160,744
iShares Global REIT ETF	84,975	2,070,841

		12,972,164

Fixed Income Funds — 7.1%
BlackRock Total Factor Fund, Class K	74,125	720,493
iShares Edge High Yield Defensive Bond ETF	4,300	208,292
iShares TIPS Bond ETF	540	58,774

		987,559

Short-Term Securities — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.07% (a)	29,205	29,205

Total Affiliated Investment Companies — 100.5% (Cost: $13,280,303)		13,988,928
Liabilities in Excess of Other Assets — (0.5)%		(69,769)

Net Assets — 100.0%		$13,919,159

(a)	Annualized 7-day yield as of period end.
(b)

During the year ended October 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 10/31/17	Shares Purchased	Shares Sold		Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	107,212	—	(78,007	)(b)	29,205	$29,205	$734		$—	$—
BlackRock Total Factor Fund, Class K	—	107,340	(33,215)		74,125	720,493	—		(3,619)	(22,331)
iShares 20+ Year Treasury Bond ETF	1,142	230	(1,372)		—	—	1,404		554	(3,256)
iShares Core MSCI Emerging Markets ETF	—	15,560	(1,400)		14,160	669,202	4,225		(9,059)	(101,671)
iShares Edge High Yield Defensive Bond ETF	—	4,500	(200)		4,300	208,292	4,881		(61)	(3,866)
iShares Edge Investment Grade Enhanced Bond ETF	—	1,300	(1,300)		—	—	916		(838)	—
iShares Edge MSCI Min Vol EAFE ETF	8,677	9,130	(10,100)		7,707	526,080	4,703		85,077	(97,980)
iShares Edge MSCI Min Vol Emerging EAFE ETF	—	2,400	—		2,400	131,952	—		—	(6,968)
iShares Edge MSCI Min Vol USA ETF	9,578	22,190	(11,490)		20,278	1,109,815	5,589		50,208	(65,942)
iShares Edge MSCI Multifactor International ETF	125,551	59,640	(77,200)		107,991	2,751,611	99,709		273,703	(503,827)
iShares Edge MSCI Multifactor USA ETF	205,439	91,990	(119,140)		178,289	5,551,919	91,399		486,739	(290,576)
iShares Edge MSCI Multifactor USA Small-Cap ETF	3,450	1,600	(1,000)		4,050	160,744	1,308		4,704	(2,618)
iShares Edge U.S. Fixed Income Balanced Risk ETF	350	—	(350)		—	—	326		(1,054)	26
iShares Global REIT ETF	81,943	56,820	(53,788)		84,975	2,070,841	79,091		16,050	(72,639)
iShares TIPS Bond ETF	380	620	(460)		540	58,774	380		(195)	(840)
SL Liquidity Series, LLC, Money Market Series	—	—	—		—	—	581	(c)	(23)	—

						$13,988,928	$295,246		$902,186	$(1,172,488)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

36	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2018	BlackRock LifePath® Smart Beta 2045 Fund

Portfolio Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds(a)	$12,972,164	$—	$—	$12,972,164
Fixed Income Funds(a)	987,559	—	—	987,559
Short-Term Securities	29,205	—	—	29,205

	$13,988,928	$—	$—	$13,988,928

(a)	See above Schedule of Investments for values in each security type.

During the year ended October 31, 2018, there were no transfers between levels.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments October 31, 2018	BlackRock LifePath® Smart Beta 2050 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies(b) — 100.7%

Equity Funds — 94.0%
iShares Core MSCI Emerging Markets ETF	16,071	$759,516
iShares Edge MSCI Min Vol EAFE ETF	5,400	368,604
iShares Edge MSCI Min Vol Emerging Markets ETF	1,400	76,972
iShares Edge MSCI Min Vol USA ETF	14,300	782,639
iShares Edge MSCI Multifactor International ETF	120,033	3,058,441
iShares Edge MSCI Multifactor USA ETF	197,957	6,164,381
iShares Edge MSCI Multifactor USA Small-Cap ETF	3,500	138,915
iShares Global REIT ETF	94,214	2,295,995

		13,645,463

Fixed Income Funds — 6.2%
BlackRock Total Factor Fund, Class K	76,175	740,417
iShares Edge High Yield Defensive Bond ETF	3,200	155,008

		895,425

Short-Term Securities — 0.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.07% (a)	74,241	74,241

Total Affiliated Investment Companies — 100.7% (Cost: $13,701,212)		14,615,129
Liabilities in Excess of Other Assets — (0.7)%		(103,424)

Net Assets — 100.0%		$14,511,705

(a)	Annualized 7-day yield as of period end.
(b)

During the year ended October 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 10/31/17	Shares Purchased	Shares Sold		Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	81,526	—	(7,285	)(b)	74,241	$74,241	$728		$—	$—
BlackRock Total Factor Fund, Class K	—	89,782	(13,607)		76,175	740,417	—		(1,076)	(27,864)
iShares 20+ Year Treasury Bond ETF	150	60	(210)		—	—	191		(274)	45
iShares Core MSCI Emerging Markets ETF	—	16,571	(500)		16,071	759,516	5,060		(1,639)	(136,336)
iShares Edge High Yield Defensive Bond ETF	—	3,400	(200)		3,200	155,008	4,517		(62)	(3,477)
iShares Edge MSCI Min Vol EAFE ETF	3,798	6,900	(5,298)		5,400	368,604	1,500		40,833	(54,581)
iShares Edge MSCI Min Vol Emerging Markets ETF	—	1,400	—		1,400	76,972	—		—	(5,164)
iShares Edge MSCI Min Vol USA ETF	1,958	15,800	(3,458)		14,300	782,639	919		10,502	(37,456)
iShares Edge MSCI Multifactor International ETF	143,342	54,891	(78,200)		120,033	3,058,441	118,672		228,919	(528,164)
iShares Edge MSCI Multifactor USA ETF	239,115	74,942	(116,100)		197,957	6,164,381	112,487		441,139	(242,531)
iShares Edge MSCI Multifactor USA Small-Cap ETF	4,150	1,250	(1,900)		3,500	138,915	1,428		9,147	(8,879)
iShares Edge U.S. Fixed Income Balanced Risk ETF	1,394	—	(1,394)		—	—	1,163		(1,273)	(2,299)
iShares Global REIT ETF	92,272	59,242	(57,300)		94,214	2,295,995	98,569		3,685	(83,113)
SL Liquidity Series, LLC, Money Market Series	142,126	—	(142,126	)(b)	—	—	54	(c)	235	—

						$14,615,129	$345,288		$730,136	$(1,129,819)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

38	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2018	BlackRock LifePath® Smart Beta 2050 Fund

Portfolio Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds(a)	$13,645,463	$—	$—	$13,645,463
Fixed Income Funds(a)	895,425	—	—	895,425
Short-Term Securities	74,241	—	—	74,241

	$14,615,129	$—	$—	$14,615,129

(a)	See above Schedule of Investments for values in each security type.

During the year ended October 31, 2018, there were no transfers between levels.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments October 31, 2018	BlackRock LifePath® Smart Beta 2055 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies(b) — 100.8%

Equity Funds — 94.2%
iShares Core MSCI Emerging Markets ETF	8,230	$388,950
iShares Edge MSCI Min Vol EAFE ETF	1,300	88,738
iShares Edge MSCI Min Vol Emerging Markets ETF	400	21,992
iShares Edge MSCI Min Vol USA ETF	3,300	180,609
iShares Edge MSCI Multifactor International ETF	62,293	1,587,226
iShares Edge MSCI Multifactor USA ETF	102,445	3,190,137
iShares Edge MSCI Multifactor USA Small-Cap ETF	1,800	71,442
iShares Global REIT ETF	46,247	1,127,039

		6,656,133

Fixed Income Funds — 6.3%
BlackRock Total Factor Fund, Class K	37,598	365,454
iShares Edge High Yield Defensive Bond ETF	1,645	79,684

		445,138

Short-Term Securities — 0.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.07% (a)	19,735	19,735

Total Affiliated Investment Companies — 100.8% (Cost: $6,802,855)		7,121,006
Liabilities in Excess of Other Assets — (0.8)%		(57,898)

Net Assets — 100.0%		$7,063,108

(a)	Annualized 7-day yield as of period end.
(b)

During the year ended October 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 10/31/17	Shares Purchased	Shares Sold		Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	40,223	—	(20,488	)(b)	19,735	$19,735	$372		$—	$—
BlackRock Total Factor Fund, Class K	—	39,665	(2,067)		37,598	365,454	—		(222)	(9,533)
iShares 20+ Year Treasury Bond ETF	60	—	(60)		—	—	76		(172)	17
iShares Core MSCI Emerging Markets ETF	—	8,330	(100)		8,230	388,950	1,586		(622)	(44,361)
iShares Edge High Yield Defensive Bond ETF	—	1,645	—		1,645	79,684	1,429		—	(1,213)
iShares Edge MSCI Min Vol Emerging Markets ETF	—	400	—		400	21,992	—		—	(839)
iShares Edge MSCI Min Vol EAFE ETF	1,307	1,500	(1,507)		1,300	88,738	517		14,039	(15,158)
iShares Edge MSCI Min Vol USA ETF	607	3,568	(875)		3,300	180,609	287		3,375	(7,356)
iShares Edge MSCI Multifactor International ETF	49,868	38,575	(26,150)		62,293	1,587,226	40,123		93,388	(189,532)
iShares Edge MSCI Multifactor USA ETF	83,201	58,124	(38,880)		102,445	3,190,137	36,502		153,068	(84,086)
iShares Edge MSCI Multifactor USA Small-Cap ETF	1,450	900	(550)		1,800	71,442	495		3,188	(2,059)
iShares Edge U.S. Fixed Income Balanced Risk ETF	496	50	(546)		—	—	415		(456)	(806)
iShares Global REIT ETF	32,147	32,650	(18,550)		46,247	1,127,039	31,355		2,466	(26,050)
SL Liquidity Series, LLC, Money Market Series	40,269	—	(40,269	)(b)	—	—	255	(c)	(22)	—

						$7,121,006	$113,412		$268,030	$(380,976)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

40	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2018	BlackRock LifePath® Smart Beta 2055 Fund

Portfolio Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds(a)	$6,656,133	$—	$—	$6,656,133
Fixed Income Funds(a)	445,138	—	—	445,138
Short-Term Securities	19,735	—	—	19,735

	$7,121,006	$—	$—	$7,121,006

(a)	See above Schedule of Investments for values in each security type.

During the year ended October 31, 2018, there were no transfers between levels.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments October 31, 2018	BlackRock LifePath® Smart Beta 2060 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies(b) — 110.9%

Equity Funds — 103.9%
iShares Core MSCI Emerging Markets ETF	1,465	$69,236
iShares Edge MSCI Multifactor International ETF	10,740	273,655
iShares Edge MSCI Multifactor USA ETF	17,792	554,043
iShares Edge MSCI Multifactor USA Small-Cap ETF	270	10,716
iShares Global REIT ETF	7,580	184,725

		1,092,375

Fixed Income Funds — 6.7%
BlackRock Total Factor Fund, Class K	5,996	58,280
iShares Edge High Yield Defensive Bond ETF	255	12,352

		70,632

Short-Term Securities — 0.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.07% (a)	3,348	3,348

Total Affiliated Investment Companies — 110.9% (Cost: $1,158,466)		1,166,355
Liabilities in Excess of Other Assets — (10.9)%		(114,273)

Net Assets — 100.0%		$1,052,082

(a)	Annualized 7-day yield as of period end.
(b)

During the year ended October 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 10/31/17	Shares Purchased	Shares Sold		Shares Held at 10/31/18	Value at 10/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	50,164	—	(46,816	)(b)	3,348	$3,348	$63	$—	$—
BlackRock Total Factor Fund, Class K	—	6,916	(920)		5,996	58,280	—	(146)	(2,575)
iShares 20+ Year Treasury Bond ETF	12	25	(37)		—	—	20	(86)	4
iShares Core MSCI Emerging Markets ETF	—	1,465	—		1,465	69,236	464	—	(13,238)
iShares Edge High Yield Defensive Bond ETF	—	255	—		255	12,352	431	—	(308)
iShares Edge MSCI Min Vol EAFE ETF	260	60	(320)		—	—	103	823	(251)
iShares Edge MSCI Min Vol USA ETF	185	40	(225)		—	—	82	405	(342)
iShares Edge MSCI Multifactor International ETF	11,295	3,465	(4,020)		10,740	273,655	9,640	1,207	(32,301)
iShares Edge MSCI Multifactor USA ETF	18,860	4,090	(5,158)		17,792	554,043	9,695	3,751	4,595
iShares Edge MSCI Multifactor USA Small-Cap ETF	280	90	(100)		270	10,716	108	731	(398)
iShares Edge U.S. Fixed Income Balanced Risk ETF	112	20	(132)		—	—	107	(333)	11
iShares Global REIT ETF	7,310	3,480	(3,210)		7,580	184,725	8,531	(2,431)	(6,269)

						$1,166,355	$29,244	$3,921	$(51,072)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.

Portfolio Abbreviations

ETF Exchange-Traded Fund

REIT Real Estate Investment Trust

42	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2018	BlackRock LifePath® Smart Beta 2060 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds(a)	$1,092,375	$—	$—	$1,092,375
Fixed Income Funds(a)	70,632	—	—	70,632
Short-Term Securities	3,348	—	—	3,348

	$1,166,355	$—	$—	$1,166,355

(a)	See above Schedule of Investments for values in each security type.

During the year ended October 31, 2018, there were no transfers between levels.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	43

Statements of Assets and Liabilities

October 31, 2018

	BlackRock LifePath® Smart Beta Retirement Fund	BlackRock LifePath® Smart Beta 2020 Fund	BlackRock LifePath® Smart Beta 2025 Fund	BlackRock LifePath® Smart Beta 2030 Fund	BlackRock LifePath® Smart Beta 2035 Fund

ASSETS
Investments at value — affiliated(a)(b)	$12,757,338	$21,684,753	$32,728,348	$31,065,351	$21,110,450
Receivables:
Investments sold	133,881	190,591	445,647	194,216	144,388
Securities lending income — affiliated	359	614	724	324	54
Capital shares sold	7,964	36,880	29,879	31,521	27,805
Dividends — affiliated	205	313	478	565	405
From the Manager	3,270	1,604	1,893	2,775	1,716
Prepaid expenses	24,688	25,089	26,018	24,693	24,691

Total assets	12,927,705	21,939,844	33,232,987	31,319,445	21,309,509

LIABILITIES
Bank overdraft	—	—	145,344	—	—
Cash collateral on securities loaned at value	—	—	5,109,913	3,383,360	—
Payables:
Investments purchased	138,828	844,459	264,860	215,421	192,445
Accounting services fees	27,207	27,221	27,207	27,207	27,207
Board realignment and consolidation	1,427	1,506	1,539	1,524	1,596
Capital shares redeemed	10,123	165,595	1,062	58	20,819
Trustees’ and Officer’s fees	1,039	1,075	—	1,070	1,045
Other accrued expenses	13,647	15,846	17,429	12,908	14,632
Other affiliates	346	715	674	764	699
Printing fees	20,908	21,153	23,144	27,234	25,449
Professional fees	50,405	44,141	44,519	45,520	45,398
Service and distribution fees	2,463	5,104	4,970	5,616	3,600

Total liabilities	266,393	1,126,815	5,640,661	3,720,682	332,890

NET ASSETS	$12,661,312	$20,813,029	$27,592,326	$27,598,763	$20,976,619

NET ASSETS CONSIST OF
Paid-in capital	$11,852,182	$19,265,602	$25,159,670	$25,282,321	$18,840,453
Accumulated earnings	809,130	1,547,427	2,432,656	2,316,442	2,136,166

NET ASSETS	$12,661,312	$20,813,029	$27,592,326	$27,598,763	$20,976,619

NET ASSET VALUE
Institutional
Net assets	$2,328,765	$2,165,436	$2,122,100	$1,776,153	$1,571,068

Shares outstanding(c)	222,909	201,910	196,673	172,321	141,513

Net asset value	$10.45	$10.72	$10.79	$10.31	$11.10

Investor A
Net assets	$6,722,579	$9,757,622	$15,492,307	$13,510,757	$9,042,033

Shares outstanding(c)	648,512	919,091	1,445,528	1,323,336	822,225

Net asset value	$10.37	$10.62	$10.72	$10.21	$11.00

Class K
Net assets	$481,097	$1,063,943	$2,466,246	$1,566,248	$2,541,353

Shares outstanding(c)	46,010	99,348	228,108	151,694.67	228,746

Net asset value	$10.46	$10.71	$10.81	$10.33	$11.11

Class R
Net assets	$3,128,871	$7,826,028	$7,511,673	$10,745,605	$7,822,165

Shares outstanding(c)	302,009	744,947	707,011	1,058,103	718,914

Net asset value	$10.36	$10.51	$10.62	$10.16	$10.88

(a) Investments at cost — affiliated	$12,662,186	$21,336,072	$32,017,353	$30,146,458	$20,296,745
(b) Securities loaned at value	$—	$—	$4,968,986	$3,289,882	$—
(c)	Unlimited number of shares authorized, $0.001 par value.

See notes to financial statements.

44	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (continued)

October 31, 2018

	BlackRock LifePath® Smart Beta 2040 Fund	BlackRock LifePath® Smart Beta 2045 Fund	BlackRock LifePath® Smart Beta 2050 Fund	BlackRock LifePath® Smart Beta 2055 Fund	BlackRock LifePath® Smart Beta 2060 Fund

ASSETS
Investments at value — affiliated(a)	$18,302,679	$13,988,928	$14,615,129	$7,121,006	$1,166,355
Receivables:
Investments sold	109,538	85,324	80,448	34,129	9,995
Capital shares sold	29,943	28,784	29,650	29,147	3,090
Dividends — affiliated	264	266	180	198	6
From the Manager	2,560	1,686	8,485	4,422	1,028
Prepaid expenses	24,736	24,687	24,688	13,299	24,440

Total assets	18,469,720	14,129,675	14,758,580	7,202,201	1,204,914

LIABILITIES
Payables:
Investments purchased	131,120	86,448	128,262	41,392	11,098
Accounting services fees	27,207	27,207	27,207	27,208	27,210
Board realignment and consolidation	1,463	1,506	1,587	1,229	1,028
Capital shares redeemed	34,409	13,001	4,324	1,812	—
Trustees’ and Officer’s fees	1,047	1,033	1,036	1,012	1,004
Other accrued expenses	13,944	13,013	16,096	7,462	9,620
Other affiliates	672	624	588	218	—
Printing fees	25,158	22,322	21,443	15,906	36,379
Professional fees	42,949	43,069	43,380	42,341	33,894
Service and distribution fees	3,981	2,293	2,952	513	18
To the Manager	—	—	—	—	32,581

Total liabilities	281,950	210,516	246,875	139,093	152,832

NET ASSETS	$18,187,770	$13,919,159	$14,511,705	$7,063,108	$1,052,082

NET ASSETS CONSIST OF
Paid-in capital	$16,458,049	$12,408,596	$12,904,287	$6,478,113	$1,024,247
Accumulated earnings	1,729,721	1,510,563	1,607,418	584,995	27,835

NET ASSETS	$18,187,770	$13,919,159	$14,511,705	$7,063,108	$1,052,082

NET ASSET VALUE
Institutional
Net assets	$636,401	$790,829	$438,860	$275,412	$20,558

Shares outstanding(b)	59,121	65,591	39,132	23,449.12	2,000

Net asset value	$10.76	$12.06	$11.21	$11.75	$10.28

Investor A
Net assets	$8,278,401	$6,246,265	$8,607,648	$479,218	$27,802

Shares outstanding(b)	777,362	526,461	777,353	40,989	2,711

Net asset value	$10.65	$11.86	$11.07	$11.69	$10.26

Class K
Net assets	$1,998,404	$1,583,377	$854,954	$2,925,639	$967,148

Shares outstanding(b)	185,409	130,958	76,019	248,628	94,010

Net asset value	$10.78	$12.09	$11.25	$11.77	$10.29

Class R
Net assets	$7,274,564	$5,298,688	$4,610,243	$3,382,839	$36,574

Shares outstanding(b)	686,889	451,221	418,853	291,957	3,574

Net asset value	$10.59	$11.74	$11.01	$11.59	$10.23

(a) Investments at cost — affiliated	$17,306,078	$13,280,303	$13,701,212	$6,802,855	$1,158,466
(b)	Unlimited number of shares authorized, $0.001 par value.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	45

Statements of Operations

Year Ended October 31, 2018

	BlackRock LifePath® Smart Beta Retirement Fund	BlackRock LifePath® Smart Beta 2020 Fund	BlackRock LifePath® Smart Beta 2025 Fund	BlackRock LifePath® Smart Beta 2030 Fund	BlackRock LifePath® Smart Beta 2035 Fund

INVESTMENT INCOME
Dividends — affiliated	$311,006	$570,816	$629,911	$557,778	$413,375
Securities lending income — affiliated — net	2,015	4,661	3,975	3,298	3,424
Other income	721	721	721	721	721

Total investment income	313,742	576,198	634,607	561,797	417,520

EXPENSES
Accounting services	61,457	61,457	61,457	61,457	61,457
Registration	58,751	59,258	60,238	58,721	58,722
Professional	54,068	47,128	47,001	44,615	44,513
Service and distribution — class specific	33,056	68,189	66,091	66,001	41,808
Printing	9,646	10,248	10,967	12,026	11,211
Trustees and Officer	6,314	10,285	5,457	6,456	6,361
Administration	5,767	10,280	11,070	10,120	7,194
Transfer agent — class specific	4,177	6,377	6,689	8,483	6,225
Administration — class specific	2,714	4,838	5,209	4,764	3,386
Custodian	1,337	2,349	3,695	1,517	2,282
Board realignment and consolidation	1,427	1,506	1,539	1,524	1,596
Miscellaneous	8,804	8,988	9,047	9,007	8,878

Total expenses	247,518	290,903	288,460	284,691	253,633
Less:
Fees waived and/or reimbursed by the Manager	(206,063)	(209,914)	(208,867)	(203,840)	(200,551)
Administration fees waived — class specific	(148)	(353)	(568)	(341)	(581)
Transfer agent fees waived and/or reimbursed — class specific	(652)	(512)	(547)	(642)	(859)

Total expenses after fees waived and/or reimbursed	40,655	80,124	78,478	79,868	51,642

Net investment income	273,087	496,074	556,129	481,929	365,878

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments — affiliated	685,151	1,290,699	1,795,946	1,389,085	1,368,591
Capital gain distributions from investment companies — affiliated	57	398	1,219	1,453	1,588

	685,208	1,291,097	1,797,165	1,390,538	1,370,179

Net change in unrealized appreciation (depreciation) on Investments — affiliated	(1,063,873)	(1,940,187)	(2,393,026)	(1,994,785)	(1,767,916)

Net realized and unrealized loss	(378,665)	(649,090)	(595,861)	(604,247)	(397,737)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(105,578)	$(153,016)	$(39,732)	$(122,318)	$(31,859)

See notes to financial statements.

46	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (continued)

Year Ended October 31, 2018

	BlackRock LifePath® Smart Beta 2040 Fund	BlackRock LifePath® Smart Beta 2045 Fund	BlackRock LifePath® Smart Beta 2050 Fund	BlackRock LifePath® Smart Beta 2055 Fund	BlackRock LifePath® Smart Beta 2060 Fund

INVESTMENT INCOME
Dividends — affiliated	$378,785	$294,665	$345,234	$113,157	$29,244
Securities lending income — affiliated — net	2,626	581	54	255	—
Other income	721	721	721	721	721

Total investment income	382,132	295,967	346,009	114,133	29,965

EXPENSES
Accounting services	61,457	61,457	61,457	61,457	61,457
Registration	59,075	58,721	58,850	56,895	33,718
Service and distribution — class specific	47,684	30,884	39,506	4,226	185
Professional	44,185	44,436	44,113	47,511	32,160
Printing	11,019	9,972	9,814	7,617	12,477
Administration	6,934	4,836	5,634	1,832	466
Trustees and Officer	6,354	6,292	6,315	6,193	3,526
Transfer agent — class specific	5,985	6,260	4,772	2,554	504
Administration — class specific	3,264	2,276	2,653	863	219
Custodian	2,979	1,853	3,244	964	—
Offering	—	—	—	—	65,650
Board realignment and consolidation	1,463	1,506	1,587	1,229	1,028
Miscellaneous	8,877	8,791	8,777	8,527	8,519

Total expenses	259,276	237,284	246,722	199,868	219,909
Less:
Fees waived and/or reimbursed by the Manager	(200,810)	(196,284)	(198,123)	(192,166)	(218,940)
Administration fees waived — class specific	(410)	(451)	(199)	(731)	(218)
Transfer agent fees waived and/or reimbursed — class specific	(912)	(1,093)	(814)	(1,680)	(438)

Total expenses after fees waived and/or reimbursed	57,144	39,456	47,586	5,291	313

Net investment income	324,988	256,511	298,423	108,842	29,652

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments — affiliated	621,716	900,684	728,428	267,438	3,789
Capital gain distributions from investment companies — affiliated	1,508	1,502	1,708	592	132

	623,224	902,186	730,136	268,030	3,921

Net change in unrealized appreciation (depreciation) on Investments — affiliated	(1,101,856)	(1,172,488)	(1,129,819)	(380,976)	(51,072)

Net realized and unrealized loss	(478,632)	(270,302)	(399,683)	(112,946)	(47,151)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(153,644)	$(13,791)	$(101,260)	$(4,104)	$(17,499)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	47

Statements of Changes in Net Assets

	BlackRock LifePath® Smart Beta Retirement Fund		BlackRock LifePath® Smart Beta 2020 Fund
	Year Ended October 31,		Year Ended October 31,
	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$273,087	$377,012	$496,074	$588,974
Net realized gain	685,208	218,632	1,291,097	340,669
Net change in unrealized appreciation (depreciation)	(1,063,873)	994,332	(1,940,187)	2,103,251

Net increase (decrease) in net assets resulting from operations	(105,578)	1,589,976	(153,016)	3,032,894

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
Institutional	(48,359)	(25,458)	(78,689)	(2,093)
Investor A	(154,865)	(201,450)	(383,883)	(333,744)
Class K	(19,609)	(18,322)	(53,530)	(20,659)
Class R	(75,173)	(79,770)	(214,233)	(157,878)

Decrease in net assets resulting from distributions to shareholders	(298,006)	(325,000)	(730,335)	(514,374)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(2,522,413)	(3,137,051)	(3,911,648)	(3,770,129)

NET ASSETS(b)
Total decrease in net assets	(2,925,997)	(1,872,075)	(4,794,999)	(1,251,609)
Beginning of year	15,587,309	17,459,384	25,608,028	26,859,637

End of year	$12,661,312	$15,587,309	$20,813,029	$25,608,028

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 11 for this prior year information.

See notes to financial statements.

48	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	BlackRock LifePath® Smart Beta 2025 Fund		BlackRock LifePath® Smart Beta 2030 Fund
	Year Ended October 31,		Year Ended October 31,
	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$556,129	$653,100	$481,929	$527,231
Net realized gain	1,797,165	141,885	1,390,538	309,633
Net change in unrealized appreciation (depreciation)	(2,393,026)	3,137,252	(1,994,785)	2,751,937

Net increase (decrease) in net assets resulting from operations	(39,732)	3,932,237	(122,318)	3,588,801

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
Institutional	(54,603)	(2,009)	(60,739)	(9,228)
Investor A	(395,353)	(385,719)	(463,671)	(359,726)
Class K	(74,831)	(50,997)	(52,900)	(70,480)
Class R	(247,080)	(256,971)	(215,653)	(177,701)

Decrease in net assets resulting from distributions to shareholders	(771,867)	(695,696)	(792,963)	(617,135)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(1,890,178)	(618,765)	3,779,679	(652,620)

NET ASSETS(b)
Total increase (decrease) in net assets	(2,701,777)	2,617,776	2,864,398	2,319,046
Beginning of year	30,294,103	27,676,327	24,734,365	22,415,319

End of year	$27,592,326	$30,294,103	$27,598,763	$24,734,365

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 11 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	49

Statements of Changes in Net Assets  (continued)

	BlackRock LifePath® Smart Beta 2035 Fund		BlackRock LifePath® Smart Beta 2040 Fund
	Year Ended October 31,		Year Ended October 31,
	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$365,878	$415,777	$324,988	$317,856
Net realized gain	1,370,179	18,948	623,224	148,934
Net change in unrealized appreciation (depreciation)	(1,767,916)	2,776,496	(1,101,856)	2,236,010

Net increase (decrease) in net assets resulting from operations	(31,859)	3,211,221	(153,644)	2,702,800

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
Institutional	(38,367)	(2,588)	(17,846)	(3,655)
Investor A	(221,418)	(280,066)	(226,312)	(274,169)
Class K	(64,523)	(62,666)	(54,850)	(47,448)
Class R	(193,975)	(211,603)	(145,255)	(190,798)

Decrease in net assets resulting from distributions to shareholders	(518,283)	(556,923)	(444,263)	(516,070)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	1,578,432	(1,641,581)	3,087,026	(2,785,252)

NET ASSETS(b)
Total increase (decrease) in net assets	1,028,290	1,012,717	2,489,119	(598,522)
Beginning of year	19,948,329	18,935,612	15,698,651	16,297,173

End of year	$20,976,619	$19,948,329	$18,187,770	$15,698,651

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 11 for this prior year information.

See notes to financial statements.

50	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	BlackRock LifePath® Smart Beta 2045 Fund		BlackRock LifePath® Smart Beta 2050 Fund
	Year Ended October 31,		Year Ended October 31,
	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$256,511	$242,570	$298,423	$251,384
Net realized gain (loss)	902,186	(12,932)	730,136	(52,125)
Net change in unrealized appreciation (depreciation)	(1,172,488)	2,052,139	(1,129,819)	2,231,173

Net increase (decrease) in net assets resulting from operations	(13,791)	2,281,777	(101,260)	2,430,432

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
Institutional	(17,224)	(3,268)	(9,010)	(7,314)
Investor A	(130,062)	(193,465)	(164,441)	(206,763)
Class K	(19,683)	(32,266)	(12,769)	(28,540)
Class R	(117,532)	(154,237)	(119,280)	(150,740)

Decrease in net assets resulting from distributions to shareholders	(284,501)	(383,236)	(305,500)	(393,357)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	802,216	(1,212,978)	431,668	63,429

NET ASSETS(b)
Total increase in net assets	503,924	685,563	24,908	2,100,504
Beginning of year	13,415,235	12,729,672	14,486,797	12,386,293

End of year	$13,919,159	$13,415,235	$14,511,705	$14,486,797

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 11 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	51

Statements of Changes in Net Assets  (continued)

	BlackRock LifePath® Smart Beta 2055 Fund		BlackRock LifePath® Smart Beta 2060 Fund
	Year Ended October 31,		Year Ended October 31, 2018	Period from 05/31/17(c) to 10/31/17
	2018	2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$108,842	$95,142	$29,652	$12,811
Net realized gain (loss)	268,030	(16,868)	3,921	(62)
Net change in unrealized appreciation (depreciation)	(380,976)	743,013	(51,072)	58,961

Net increase (decrease) in net assets resulting from operations	(4,104)	821,287	(17,499)	71,710

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
Institutional	(5,871)	(779)	(527)	—
Investor A	(8,737)	(15,587)	(499)	—
Class K	(72,854)	(70,758)	(25,006)	—
Class R	(34,538)	(26,159)	(468)	—

Decrease in net assets resulting from distributions to shareholders	(122,000)	(113,283)	(26,500)	—

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	2,176,542	542,718	23,621	1,000,750

NET ASSETS(b)
Total increase (decrease) in net assets	2,050,438	1,250,722	(20,378)	1,072,460
Beginning of period	5,012,670	3,761,948	1,072,460	—

End of period	$7,063,108	$5,012,670	$1,052,082	$1,072,460

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 11 for this prior year information.

(c)	Commencement of operations.

See notes to financial statements.

52	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta Retirement Fund
	Institutional
	Year Ended October 31,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$10.80	$9.98	$10.35	$11.33	$11.41

Net investment income(a)	0.23	0.27	0.21	0.17	0.23
Net realized and unrealized gain (loss)	(0.35)	0.78	0.14	(0.18)	0.48

Net increase (decrease) from investment operations	(0.12)	1.05	0.35	(0.01)	0.71

Distributions(b)
From net investment income	(0.21)	(0.23)	(0.30)	(0.39)	(0.27)
From net realized gain	(0.02)	—	(0.42)	(0.58)	(0.52)

Total distributions	(0.23)	(0.23)	(0.72)	(0.97)	(0.79)

Net asset value, end of year	$10.45	$10.80	$9.98	$10.35	$11.33

Total Return(c)
Based on net asset value	(1.13)%	10.78%	3.67%	(0.13)%	6.61%

Ratios to Average Net Assets
Total expenses(d)	1.61%	1.55%	1.25%	1.53%	1.21%

Total expenses after fees waived and/or reimbursed(d)	0.10%	0.08%	0.15%	0.12%	0.22%

Net investment income(d)	2.17%	2.60%	2.14%	1.58%	2.09%

Supplemental Data
Net assets, end of year (000)	$2,329	$1,666	$1,072	$991	$119

Portfolio turnover rate	103%	125%	34%	41%	42%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2018	2017	2016	2015	2014
Investments in underlying funds	0.23%	0.22%	0.60%	0.54%	0.42%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	53

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta Retirement Fund (continued)
	Investor A
	Year Ended October 31,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$10.70	$9.89	$10.25	$11.23	$11.32

Net investment income(a)	0.21	0.25	0.18	0.15	0.21
Net realized and unrealized gain (loss)	(0.34)	0.76	0.14	(0.19)	0.47

Net increase (decrease) from investment operations	(0.13)	1.01	0.32	(0.04)	0.68

Distributions(b)
From net investment income	(0.18)	(0.20)	(0.26)	(0.36)	(0.25)
From net realized gain	(0.02)	—	(0.42)	(0.58)	(0.52)

Total distributions	(0.20)	(0.20)	(0.68)	(0.94)	(0.77)

Net asset value, end of year	$10.37	$10.70	$9.89	$10.25	$11.23

Total Return(c)
Based on net asset value	(1.26)%	10.41%	3.39%	(0.42)%	6.38%

Ratios to Average Net Assets
Total expenses(d)	1.83%	1.74%	1.63%	1.63%	1.27%

Total expenses after fees waived and/or reimbursed(d)	0.30%	0.34%	0.44%	0.42%	0.47%

Net investment income(d)	1.99%	2.40%	1.83%	1.43%	1.92%

Supplemental Data
Net assets, end of year (000)	$6,723	$8,709	$10,138	$12,179	$17,321

Portfolio turnover rate	103%	125%	34%	41%	42%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2018	2017	2016	2015	2014
Investments in underlying funds	0.23%	0.22%	0.60%	0.54%	0.42%

See notes to financial statements.

54	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta Retirement Fund (continued)
	Class K
	Year Ended October 31,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$10.80	$9.99	$10.35	$11.34	$11.42

Net investment income(a)	0.24	0.26	0.21	0.19	0.25
Net realized and unrealized gain (loss)	(0.34)	0.79	0.15	(0.20)	0.47

Net increase (decrease) from investment operations	(0.10)	1.05	0.36	(0.01)	0.72

Distributions(b)
From net investment income	(0.22)	(0.24)	(0.30)	(0.40)	(0.28)
From net realized gain	(0.02)	—	(0.42)	(0.58)	(0.52)

Total distributions	(0.24)	(0.24)	(0.72)	(0.98)	(0.80)

Net asset value, end of year	$10.46	$10.80	$9.99	$10.35	$11.34

Total Return(c)
Based on net asset value	(0.98)%	10.73%	3.81%	(0.13)%	6.74%

Ratios to Average Net Assets
Total expenses(d)	1.68%	1.52%	1.28%	1.29%	0.92%

Total expenses after fees waived and/or reimbursed(d)	0.01%	0.01%	0.09%	0.07%	0.12%

Net investment income(d)	2.25%	2.55%	2.15%	1.75%	2.26%

Supplemental Data
Net assets, end of year (000)	$481	$726	$806	$752	$608

Portfolio turnover rate	103%	125%	34%	41%	42%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2018	2017	2016	2015	2014
Investments in underlying funds	0.23%	0.22%	0.60%	0.54%	0.42%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	55

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta Retirement Fund (continued)
	Class R
	Year Ended October 31,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$10.70	$9.88	$10.24	$11.23	$11.31

Net investment income(a)	0.20	0.22	0.15	0.12	0.19
Net realized and unrealized gain (loss)	(0.36)	0.77	0.15	(0.19)	0.46

Net increase (decrease) from investment operations	(0.16)	0.99	0.30	(0.07)	0.65

Distributions(b)
From net investment income	(0.16)	(0.17)	(0.24)	(0.34)	(0.21)
From net realized gain	(0.02)	—	(0.42)	(0.58)	(0.52)

Total distributions	(0.18)	(0.17)	(0.66)	(0.92)	(0.73)

Net asset value, end of year	$10.36	$10.70	$9.88	$10.24	$11.23

Total Return(c)
Based on net asset value	(1.56)%	10.14%	3.14%	(0.66)%	6.12%

Ratios to Average Net Assets
Total expenses(d)	2.04%	2.05%	1.94%	1.95%	1.56%

Total expenses after fees waived and/or reimbursed(d)	0.54%	0.58%	0.68%	0.66%	0.71%

Net investment income(d)	1.87%	2.14%	1.58%	1.17%	1.67%

Supplemental Data
Net assets, end of year (000)	$3,129	$4,486	$5,444	$6,317	$6,169

Portfolio turnover rate	103%	125%	34%	41%	42%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2018	2017	2016	2015	2014
Investments in underlying funds	0.23%	0.22%	0.60%	0.54%	0.42%

See notes to financial statements.

56	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2020 Fund
	Institutional
	Year Ended October 31,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$11.17	$10.09	$10.47	$11.23	$11.47

Net investment income(a)	0.25	0.24	0.15	0.18	0.21
Net realized and unrealized gain (loss)	(0.36)	1.08	0.19	(0.17)	0.53

Net increase (decrease) from investment operations	(0.11)	1.32	0.34	0.01	0.74

Distributions(b)
From net investment income	(0.26)	(0.21)	(0.22)	(0.29)	(0.32)
From net realized gain	(0.08)	(0.03)	(0.50)	(0.48)	(0.66)

Total distributions	(0.34)	(0.24)	(0.72)	(0.77)	(0.98)

Net asset value, end of year	$10.72	$11.17	$10.09	$10.47	$11.23

Total Return(c)
Based on net asset value	(1.00)%	13.27%	3.52%	0.11%	6.90%

Ratios to Average Net Assets
Total expenses(d)	0.94%	1.07%	1.08%	1.08%	0.95%

Total expenses after fees waived and/or reimbursed(d)	0.09%	0.10%	0.20%	0.17%	0.21%

Net investment income(d)	2.28%	2.26%	1.56%	1.69%	1.85%

Supplemental Data
Net assets, end of year (000)	$2,165	$299	$271	$58	$157

Portfolio turnover rate	102%	133%	30%	45%	41%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2018	2017	2016	2015	2014
Investments in underlying funds	0.23%	0.23%	0.57%	0.54%	0.46%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	57

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2020 Fund (continued)
	Investor A
	Year Ended October 31,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$11.05	$9.99	$10.37	$11.15	$11.40

Net investment income(a)	0.23	0.25	0.15	0.13	0.19
Net realized and unrealized gain (loss)	(0.35)	1.03	0.16	(0.14)	0.51

Net increase (decrease) from investment operations	(0.12)	1.28	0.31	(0.01)	0.70

Distributions(b)
From net investment income	(0.23)	(0.19)	(0.19)	(0.29)	(0.29)
From net realized gain	(0.08)	(0.03)	(0.50)	(0.48)	(0.66)

Total distributions	(0.31)	(0.22)	(0.69)	(0.77)	(0.95)

Net asset value, end of year	$10.62	$11.05	$9.99	$10.37	$11.15

Total Return(c)
Based on net asset value	(1.16)%	13.03%	3.24%	(0.13)%	6.56%

Ratios to Average Net Assets
Total expenses(d)	1.17%	1.20%	1.37%	1.11%	1.18%

Total expenses after fees waived and/or reimbursed(d)	0.30%	0.34%	0.45%	0.42%	0.46%

Net investment income(d)	2.08%	2.42%	1.55%	1.27%	1.68%

Supplemental Data
Net assets, end of year (000)	$9,758	$15,512	$15,719	$19,402	$22,144

Portfolio turnover rate	102%	133%	30%	45%	41%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2018	2017	2016	2015	2014
Investments in underlying funds	0.23%	0.23%	0.57%	0.54%	0.46%

See notes to financial statements.

58	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2020 Fund (continued)
	Class K
	Year Ended October 31,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$11.15	$10.09	$10.46	$11.25	$11.48

Net investment income(a)	0.27	0.27	0.19	0.17	0.22
Net realized and unrealized gain (loss)	(0.36)	1.05	0.17	(0.16)	0.54

Net increase (decrease) from investment operations	(0.09)	1.32	0.36	0.01	0.76

Distributions(b)
From net investment income	(0.27)	(0.23)	(0.23)	(0.32)	(0.33)
From net realized gain	(0.08)	(0.03)	(0.50)	(0.48)	(0.66)

Total distributions	(0.35)	(0.26)	(0.73)	(0.80)	(0.99)

Net asset value, end of year	$10.71	$11.15	$10.09	$10.46	$11.25

Total Return(c)
Based on net asset value	(0.89)%	13.33%	3.74%	0.11%	7.04%

Ratios to Average Net Assets
Total expenses(d)	0.94%	0.93%	0.97%	0.75%	0.80%

Total expenses after fees waived and/or reimbursed(d)	0.01%	0.01%	0.10%	0.07%	0.11%

Net investment income(d)	2.46%	2.56%	1.88%	1.61%	2.01%

Supplemental Data
Net assets, end of year (000)	$1,064	$1,689	$1,115	$1,585	$1,396

Portfolio turnover rate	102%	133%	30%	45%	41%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2018	2017	2016	2015	2014
Investments in underlying funds	0.23%	0.23%	0.57%	0.54%	0.46%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	59

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2020 Fund (continued)
	Class R
	Year Ended October 31,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$10.94	$9.89	$10.27	$11.06	$11.30

Net investment income(a)	0.20	0.22	0.13	0.11	0.16
Net realized and unrealized gain (loss)	(0.35)	1.02	0.16	(0.16)	0.52

Net increase (decrease) from investment operations	(0.15)	1.24	0.29	(0.05)	0.68

Distributions(b)
From net investment income	(0.20)	(0.16)	(0.17)	(0.26)	(0.26)
From net realized gain	(0.08)	(0.03)	(0.50)	(0.48)	(0.66)

Total distributions	(0.28)	(0.19)	(0.67)	(0.74)	(0.92)

Net asset value, end of year	$10.51	$10.94	$9.89	$10.27	$11.06

Total Return(c)
Based on net asset value	(1.39)%	12.68%	3.06%	(0.45)%	6.39%

Ratios to Average Net Assets
Total expenses(d)	1.41%	1.43%	1.59%	1.38%	1.40%

Total expenses after fees waived and/or reimbursed(d)	0.55%	0.59%	0.69%	0.66%	0.70%

Net investment income(d)	1.82%	2.17%	1.31%	1.02%	1.46%

Supplemental Data
Net assets, end of year (000)	$7,826	$8,107	$9,755	$11,429	$9,577

Portfolio turnover rate	102%	133%	30%	45%	41%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2018	2017	2016	2015	2014
Investments in underlying funds	0.23%	0.23%	0.57%	0.54%	0.46%

See notes to financial statements.

60	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2025 Fund
	Institutional
	Year Ended October 31,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$11.17	$9.95	$10.57	$11.51	$11.26

Net investment income(a)	0.26	0.29	0.15	0.19	0.18
Net realized and unrealized gain (loss)	(0.33)	1.22	0.14	(0.20)	0.70

Net increase (decrease) from investment operations	(0.07)	1.51	0.29	(0.01)	0.88

Distributions(b)
From net investment income	(0.29)	(0.19)	(0.18)	(0.32)	(0.26)
From net realized gain	(0.02)	(0.10)	(0.73)	(0.61)	(0.37)

Total distributions	(0.31)	(0.29)	(0.91)	(0.93)	(0.63)

Net asset value, end of year	$10.79	$11.17	$9.95	$10.57	$11.51

Total Return(c)
Based on net asset value	(0.65)%	15.60%	3.06%	(0.16)%	8.05%

Ratios to Average Net Assets
Total expenses(d)	0.87%	1.13%	1.29%	0.84%	0.88%

Total expenses after fees waived and/or reimbursed(d)	0.08%	0.11%	0.19%	0.15%	0.20%

Net investment income(d)	2.30%	2.80%	1.52%	1.72%	1.62%

Supplemental Data
Net assets, end of year (000)	$2,122	$73	$68	$34	$437

Portfolio turnover rate	106%	130%	36%	57%	49%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2018	2017	2016	2015	2014
Investments in underlying funds	0.23%	0.23%	0.61%	0.59%	0.47%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	61

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2025 Fund (continued)
	Investor A
	Year Ended October 31,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$11.09	$9.87	$10.50	$11.44	$11.20

Net investment income(a)	0.22	0.25	0.13	0.13	0.18
Net realized and unrealized gain (loss)	(0.31)	1.24	0.13	(0.17)	0.66

Net increase (decrease) from investment operations	(0.09)	1.49	0.26	(0.04)	0.84

Distributions(b)
From net investment income	(0.26)	(0.17)	(0.16)	(0.29)	(0.23)
From net realized gain	(0.02)	(0.10)	(0.73)	(0.61)	(0.37)

Total distributions	(0.28)	(0.27)	(0.89)	(0.90)	(0.60)

Net asset value, end of year	$10.72	$11.09	$9.87	$10.50	$11.44

Total Return(c)
Based on net asset value	(0.87)%	15.40%	2.76%	(0.43)%	7.79%

Ratios to Average Net Assets
Total expenses(d)	1.11%	1.20%	1.35%	1.20%	1.22%

Total expenses after fees waived and/or reimbursed(d)	0.30%	0.34%	0.44%	0.42%	0.47%

Net investment income(d)	2.03%	2.42%	1.33%	1.17%	1.63%

Supplemental Data
Net assets, end of year (000)	$15,492	$17,126	$14,228	$15,324	$16,970

Portfolio turnover rate	106%	130%	36%	57%	49%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2018	2017	2016	2015	2014
Investments in underlying funds	0.23%	0.23%	0.61%	0.59%	0.47%

See notes to financial statements.

62	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2025 Fund (continued)
	Class K
	Year Ended October 31,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$11.18	$9.96	$10.59	$11.53	$11.28

Net investment income(a)	0.26	0.28	0.16	0.15	0.22
Net realized and unrealized gain (loss)	(0.32)	1.24	0.14	(0.15)	0.66

Net increase (decrease) from investment operations	(0.06)	1.52	0.30	0.00	0.88

Distributions(b)
From net investment income	(0.29)	(0.20)	(0.20)	(0.33)	(0.26)
From net realized gain	(0.02)	(0.10)	(0.73)	(0.61)	(0.37)

Total distributions	(0.31)	(0.30)	(0.93)	(0.94)	(0.63)

Net asset value, end of year	$10.81	$11.18	$9.96	$10.59	$11.53

Total Return(c)
Based on net asset value	(0.55)%	15.67%	3.16%	(0.06)%	8.14%

Ratios to Average Net Assets
Total expenses(d)	0.85%	0.88%	0.97%	0.84%	0.88%

Total expenses after fees waived and/or reimbursed(d)	0.01%	0.01%	0.09%	0.07%	0.12%

Net investment income(d)	2.32%	2.63%	1.63%	1.36%	1.94%

Supplemental Data
Net assets, end of year (000)	$2,466	$2,444	$2,651	$1,860	$570

Portfolio turnover rate	106%	130%	36%	57%	49%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2018	2017	2016	2015	2014
Investments in underlying funds	0.23%	0.23%	0.61%	0.59%	0.47%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	63

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2025 Fund (continued)
	Class R
	Year Ended October 31,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$10.99	$9.79	$10.41	$11.36	$11.12

Net investment income(a)	0.25	0.23	0.11	0.10	0.15
Net realized and unrealized gain (loss)	(0.37)	1.21	0.13	(0.17)	0.66

Net increase (decrease) from investment operations	(0.12)	1.44	0.24	(0.07)	0.81

Distributions(b)
From net investment income	(0.23)	(0.14)	(0.13)	(0.27)	(0.20)
From net realized gain	(0.02)	(0.10)	(0.73)	(0.61)	(0.37)

Total distributions	(0.25)	(0.24)	(0.86)	(0.88)	(0.57)

Net asset value, end of year	$10.62	$10.99	$9.79	$10.41	$11.36

Total Return(c)
Based on net asset value	(1.12)%	15.05%	2.60%	(0.69)%	7.58%

Ratios to Average Net Assets
Total expenses(d)	1.34%	1.47%	1.64%	1.48%	1.46%

Total expenses after fees waived and/or reimbursed(d)	0.53%	0.58%	0.68%	0.66%	0.71%

Net investment income(d)	2.32%	2.18%	1.09%	0.95%	1.31%

Supplemental Data
Net assets, end of year (000)	$7,512	$10,651	$10,730	$10,912	$12,898

Portfolio turnover rate	106%	130%	36%	57%	49%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2018	2017	2016	2015	2014
Investments in underlying funds	0.23%	0.23%	0.61%	0.59%	0.47%

See notes to financial statements.

64	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2030 Fund
	Institutional
	Year Ended October 31,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$10.73	$9.44	$10.17	$11.03	$11.18

Net investment income(a)	0.25	0.26	0.12	0.15	0.18
Net realized and unrealized gain (loss)	(0.29)	1.34	0.11	(0.14)	0.63

Net increase (decrease) from investment operations	(0.04)	1.60	0.23	0.01	0.81

Distributions(b)
From net investment income	(0.27)	(0.19)	(0.19)	(0.25)	(0.28)
From net realized gain	(0.11)	(0.12)	(0.77)	(0.62)	(0.68)

Total distributions	(0.38)	(0.31)	(0.96)	(0.87)	(0.96)

Net asset value, end of year	$10.31	$10.73	$9.44	$10.17	$11.03

Total Return(c)
Based on net asset value	(0.53)%	17.34%	2.64%	0.07%	7.65%

Ratios to Average Net Assets
Total expenses(d)	0.92%	1.07%	1.16%	1.06%	1.09%

Total expenses after fees waived and/or reimbursed(d)	0.07%	0.10%	0.19%	0.17%	0.22%

Net investment income(d)	2.34%	2.57%	1.26%	1.47%	1.64%

Supplemental Data
Net assets, end of year (000)	$1,776	$423	$286	$91	$110

Portfolio turnover rate	97%	128%	34%	67%	66%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2018	2017	2016	2015	2014
Investments in underlying funds	0.23%	0.24%	0.65%	0.61%	0.50%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	65

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2030 Fund (continued)
	Investor A
	Year Ended October 31,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$10.63	$9.34	$10.07	$10.93	$11.08

Net investment income(a)	0.21	0.23	0.11	0.12	0.16
Net realized and unrealized gain (loss)	(0.28)	1.34	0.09	(0.13)	0.63

Net increase (decrease) from investment operations	(0.07)	1.57	0.20	(0.01)	0.79

Distributions(b)
From net investment income	(0.24)	(0.16)	(0.16)	(0.23)	(0.26)
From net realized gain	(0.11)	(0.12)	(0.77)	(0.62)	(0.68)

Total distributions	(0.35)	(0.28)	(0.93)	(0.85)	(0.94)

Net asset value, end of year	$10.21	$10.63	$9.34	$10.07	$10.93

Total Return(c)
Based on net asset value	(0.83)%	17.16%	2.30%	(0.19)%	7.46%

Ratios to Average Net Assets
Total expenses(d)	1.17%	1.32%	1.39%	1.20%	1.18%

Total expenses after fees waived and/or reimbursed(d)	0.31%	0.34%	0.43%	0.42%	0.47%

Net investment income(d)	2.02%	2.36%	1.18%	1.16%	1.46%

Supplemental Data
Net assets, end of year (000)	$13,511	$15,564	$12,222	$16,084	$20,020

Portfolio turnover rate	97%	128%	34%	67%	66%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2018	2017	2016	2015	2014
Investments in underlying funds	0.23%	0.24%	0.65%	0.61%	0.50%

See notes to financial statements.

66	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2030 Fund (continued)
	Class K
	Year Ended October 31,
	2018	2017		2016	2015	2014
Net asset value, beginning of year	$10.75	$9.45		$10.18	$11.05	$11.19

Net investment income(a)	0.25	0.28		0.14	0.14	0.20
Net realized and unrealized gain (loss)	(0.29)	1.34		0.10	(0.13)	0.63

Net increase (decrease) from investment operations	(0.04)	1.62		0.24	0.01	0.83

Distributions(b)
From net investment income	(0.27)	(0.20)		(0.20)	(0.26)	(0.29)
From net realized gain	(0.11)	(0.12)		(0.77)	(0.62)	(0.68)

Total distributions	(0.38)	(0.32)		(0.97)	(0.88)	(0.97)

Net asset value, end of year	$10.33	$10.75		$9.45	$10.18	$11.05

Total Return(c)
Based on net asset value	(0.50)%	17.52%		2.71%	0.07%	7.80%

Ratios to Average Net Assets
Total expenses(d)	0.92%	0.92%		1.03%	0.85%	0.83%

Total expenses after fees waived and/or reimbursed(d)	0.01%	0.00	%(e)	0.08%	0.07%	0.12%

Net investment income(d)	2.33%	2.84%		1.48%	1.37%	1.80%

Supplemental Data
Net assets, end of year (000)	$1,566	$1,587		$2,492	$1,751	$1,143

Portfolio turnover rate	97%	128%		34%	67%	66%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2018	2017	2016	2015	2014
Investments in underlying funds	0.23%	0.24%	0.65%	0.61%	0.50%

(e)	Amount is less than 0.005%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	67

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2030 Fund (continued)
	Class R
	Year Ended October 31,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$10.57	$9.28	$10.01	$10.88	$11.02

Net investment income(a)	0.20	0.20	0.08	0.09	0.13
Net realized and unrealized gain (loss)	(0.29)	1.34	0.10	(0.14)	0.63

Net increase (decrease) from investment operations	(0.09)	1.54	0.18	(0.05)	0.76

Distributions(b)
From net investment income	(0.21)	(0.13)	(0.14)	(0.20)	(0.22)
From net realized gain	(0.11)	(0.12)	(0.77)	(0.62)	(0.68)

Total distributions	(0.32)	(0.25)	(0.91)	(0.82)	(0.90)

Net asset value, end of year	$10.16	$10.57	$9.28	$10.01	$10.88

Total Return(c)
Based on net asset value	(0.98)%	16.87%	2.10%	(0.56)%	7.26%

Ratios to Average Net Assets
Total expenses(d)	1.41%	1.57%	1.64%	1.46%	1.43%

Total expenses after fees waived and/or reimbursed(d)	0.56%	0.59%	0.67%	0.66%	0.71%

Net investment income(d)	1.86%	2.07%	0.91%	0.90%	1.19%

Supplemental Data
Net assets, end of year (000)	$10,746	$7,160	$7,415	$9,265	$9,567

Portfolio turnover rate	97%	128%	34%	67%	66%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2018	2017	2016	2015	2014
Investments in underlying funds	0.23%	0.24%	0.65%	0.61%	0.50%

See notes to financial statements.

68	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2035 Fund
	Institutional
	Year Ended October 31,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$11.48	$9.96	$10.49	$11.26	$11.34

Net investment income(a)	0.28	0.30	0.11	0.15	0.16
Net realized and unrealized gain (loss)	(0.33)	1.56	0.11	(0.22)	0.72

Net increase (decrease) from investment operations	(0.05)	1.86	0.22	(0.07)	0.88

Distributions(b)
From net investment income	(0.28)	(0.17)	(0.18)	(0.21)	(0.23)
From net realized gain	(0.05)	(0.17)	(0.57)	(0.49)	(0.73)

Total distributions	(0.33)	(0.34)	(0.75)	(0.70)	(0.96)

Net asset value, end of year	$11.10	$11.48	$9.96	$10.49	$11.26

Total Return(c)
Based on net asset value	(0.56)%	19.20%	2.40%	(0.77)%	8.17%

Ratios to Average Net Assets
Total expenses(d)	1.27%	1.56%	1.35%	1.18%	1.40%

Total expenses after fees waived and/or reimbursed(d)	0.07%	0.10%	0.18%	0.18%	0.22%

Net investment income(d)	2.39%	2.84%	1.14%	1.37%	1.47%

Supplemental Data
Net assets, end of year (000)	$1,571	$43	$76	$41	$102

Portfolio turnover rate	96%	128%	37%	75%	61%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2018	2017	2016	2015	2014
Investments in underlying funds	0.23%	0.24%	0.68%	0.64%	0.50%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	69

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2035 Fund (continued)
	Investor A
	Year Ended October 31,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$11.36	$9.86	$10.39	$11.16	$11.25

Net investment income(a)	0.23	0.24	0.10	0.11	0.15
Net realized and unrealized gain (loss)	(0.30)	1.57	0.09	(0.21)	0.69

Net increase (decrease) from investment operations	(0.07)	1.81	0.19	(0.10)	0.84

Distributions(b)
From net investment income	(0.24)	(0.14)	(0.15)	(0.18)	(0.20)
From net realized gain	(0.05)	(0.17)	(0.57)	(0.49)	(0.73)

Total distributions	(0.29)	(0.31)	(0.72)	(0.67)	(0.93)

Net asset value, end of year	$11.00	$11.36	$9.86	$10.39	$11.16

Total Return(c)
Based on net asset value	(0.73)%	18.85%	2.10%	(1.05)%	7.94%

Ratios to Average Net Assets
Total expenses(d)	1.52%	1.60%	1.54%	1.38%	1.47%

Total expenses after fees waived and/or reimbursed(d)	0.33%	0.34%	0.43%	0.42%	0.47%

Net investment income(d)	1.99%	2.30%	0.99%	1.05%	1.35%

Supplemental Data
Net assets, end of year (000)	$9,042	$9,853	$8,783	$11,053	$11,926

Portfolio turnover rate	96%	128%	37%	75%	61%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2018	2017	2016	2015	2014
Investments in underlying funds	0.23%	0.24%	0.68%	0.64%	0.50%

See notes to financial statements.

70	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2035 Fund (continued)
	Class K
	Year Ended October 31,
	2018	2017		2016	2015	2014
Net asset value, beginning of year	$11.48	$9.97		$10.49	$11.27	$11.35

Net investment income(a)	0.27	0.27		0.12	0.14	0.19
Net realized and unrealized gain (loss)	(0.31)	1.59		0.12	(0.22)	0.70

Net increase (decrease) from investment operations	(0.04)	1.86		0.24	(0.08)	0.89

Distributions(b)
From net investment income	(0.28)	(0.18)		(0.19)	(0.21)	(0.24)
From net realized gain	(0.05)	(0.17)		(0.57)	(0.49)	(0.73)

Total distributions	(0.33)	(0.35)		(0.76)	(0.70)	(0.97)

Net asset value, end of year	$11.11	$11.48		$9.97	$10.49	$11.27

Total Return(c)
Based on net asset value	(0.46)%	19.20%		2.60%	(0.80)%	8.27%

Ratios to Average Net Assets
Total expenses(d)	1.26%	1.23%		1.11%	0.99%	1.09%

Total expenses after fees waived and/or reimbursed(d)	0.01%	0.00	%(e)	0.08%	0.07%	0.12%

Net investment income(d)	2.33%	2.51%		1.21%	1.29%	1.74%

Supplemental Data
Net assets, end of year (000)	$2,541	$1,989		$2,739	$1,327	$878

Portfolio turnover rate	96%	128%		37%	75%	61%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2018	2017	2016	2015	2014
Investments in underlying funds	0.23%	0.24%	0.68%	0.64%	0.50%

(e)	Amount is less than 0.005%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	71

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2035 Fund (continued)
	Class R
	Year Ended October 31,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$11.25	$9.77	$10.30	$11.08	$11.18

Net investment income(a)	0.27	0.21	0.07	0.09	0.12
Net realized and unrealized gain (loss)	(0.37)	1.56	0.10	(0.22)	0.69

Net increase (decrease) from investment operations	(0.10)	1.77	0.17	(0.13)	0.81

Distributions(b)
From net investment income	(0.22)	(0.12)	(0.13)	(0.16)	(0.18)
From net realized gain	(0.05)	(0.17)	(0.57)	(0.49)	(0.73)

Total distributions	(0.27)	(0.29)	(0.70)	(0.65)	(0.91)

Net asset value, end of year	$10.88	$11.25	$9.77	$10.30	$11.08

Total Return(c)
Based on net asset value	(0.99)%	18.56%	1.89%	(1.28)%	7.65%

Ratios to Average Net Assets
Total expenses(d)	1.68%	1.85%	1.78%	1.67%	1.72%

Total expenses after fees waived and/or reimbursed(d)	0.54%	0.57%	0.67%	0.66%	0.71%

Net investment income(d)	2.40%	2.04%	0.74%	0.86%	1.08%

Supplemental Data
Net assets, end of year (000)	$7,822	$8,064	$7,338	$7,374	$8,060

Portfolio turnover rate	96%	128%	37%	75%	61%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2018	2017	2016	2015	2014
Investments in underlying funds	0.23%	0.24%	0.68%	0.64%	0.50%

See notes to financial statements.

72	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2040 Fund
	Institutional
	Year Ended October 31,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$11.18	$9.70	$10.44	$11.52	$11.48

Net investment income(a)	0.27	0.25	0.11	0.14	0.18
Net realized and unrealized gain (loss)	(0.36)	1.60	0.10	(0.19)	0.75

Net increase (decrease) from investment operations	(0.09)	1.85	0.21	(0.05)	0.93

Distributions(b)
From net investment income	(0.26)	(0.15)	(0.19)	(0.23)	(0.24)
From net realized gain	(0.07)	(0.22)	(0.76)	(0.80)	(0.65)

Total distributions	(0.33)	(0.37)	(0.95)	(1.03)	(0.89)

Net asset value, end of year	$10.76	$11.18	$9.70	$10.44	$11.52

Total Return(c)
Based on net asset value	(0.88)%	19.65%	2.33%	(0.61)%	8.49%

Ratios to Average Net Assets
Total expenses(d)	1.31%	1.76%	1.49%	1.20%	1.26%

Total expenses after fees waived and/or reimbursed(d)	0.09%	0.10%	0.17%	0.17%	0.22%

Net investment income(d)	2.35%	2.39%	1.10%	1.31%	1.56%

Supplemental Data
Net assets, end of year (000)	$636	$92	$96	$102	$120

Portfolio turnover rate	59%	136%	35%	93%	57%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2018	2017	2016	2015	2014
Investments in underlying funds	0.23%	0.24%	0.73%	0.69%	0.54%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	73

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2040 Fund (continued)
	Investor A
	Year Ended October 31,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$11.05	$9.59	$10.32	$11.40	$11.37

Net investment income(a)	0.22	0.22	0.08	0.11	0.15
Net realized and unrealized gain (loss)	(0.32)	1.58	0.10	(0.19)	0.75

Net increase (decrease) from investment operations	(0.10)	1.80	0.18	(0.08)	0.90

Distributions(b)
From net investment income	(0.23)	(0.12)	(0.15)	(0.20)	(0.22)
From net realized gain	(0.07)	(0.22)	(0.76)	(0.80)	(0.65)

Total distributions	(0.30)	(0.34)	(0.91)	(1.00)	(0.87)

Net asset value, end of year	$10.65	$11.05	$9.59	$10.32	$11.40

Total Return(c)
Based on net asset value	(1.01)%	19.33%	2.05%	(0.87)%	8.25%

Ratios to Average Net Assets
Total expenses(d)	1.56%	1.84%	1.64%	1.36%	1.41%

Total expenses after fees waived and/or reimbursed(d)	0.32%	0.34%	0.42%	0.42%	0.47%

Net investment income(d)	2.01%	2.16%	0.88%	1.06%	1.36%

Supplemental Data
Net assets, end of year (000)	$8,278	$8,601	$7,945	$9,543	$13,008

Portfolio turnover rate	59%	136%	35%	93%	57%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2018	2017	2016	2015	2014
Investments in underlying funds	0.23%	0.24%	0.73%	0.69%	0.54%

See notes to financial statements.

74	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2040 Fund (continued)
	Class K
	Year Ended October 31,
	2018	2017		2016	2015	2014
Net asset value, beginning of year	$11.18	$9.70		$10.45	$11.53	$11.48

Net investment income(a)	0.25	0.25		0.11	0.14	0.18
Net realized and unrealized gain (loss)	(0.32)	1.61		0.10	(0.18)	0.77

Net increase (decrease) from investment operations	(0.07)	1.86		0.21	(0.04)	0.95

Distributions(b)
From net investment income	(0.26)	(0.16)		(0.20)	(0.24)	(0.25)
From net realized gain	(0.07)	(0.22)		(0.76)	(0.80)	(0.65)

Total distributions	(0.33)	(0.38)		(0.96)	(1.04)	(0.90)

Net asset value, end of year	$10.78	$11.18		$9.70	$10.45	$11.53

Total Return(c)
Based on net asset value	(0.67)%	19.77%		2.34%	(0.51)%	8.66%

Ratios to Average Net Assets
Total expenses(d)	1.29%	1.44%		1.21%	0.97%	1.01%

Total expenses after fees waived and/or reimbursed(d)	0.01%	0.00	%(e)	0.07%	0.07%	0.12%

Net investment income(d)	2.20%	2.42%		1.15%	1.33%	1.61%

Supplemental Data
Net assets, end of year (000)	$1,998	$1,261		$1,850	$1,162	$847

Portfolio turnover rate	59%	136%		35%	93%	57%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2018	2017	2016	2015	2014
Investments in underlying funds	0.23%	0.24%	0.73%	0.69%	0.54%

(e)	Amount is less than 0.005%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	75

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2040 Fund (continued)
	Class R
	Year Ended October 31,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$10.99	$9.53	$10.28	$11.36	$11.32

Net investment income(a)	0.21	0.19	0.06	0.09	0.12
Net realized and unrealized gain (loss)	(0.34)	1.58	0.09	(0.19)	0.76

Net increase (decrease) from investment operations	(0.13)	1.77	0.15	(0.10)	0.88

Distributions(b)
From net investment income	(0.20)	(0.09)	(0.14)	(0.18)	(0.19)
From net realized gain	(0.07)	(0.22)	(0.76)	(0.80)	(0.65)

Total distributions	(0.27)	(0.31)	(0.90)	(0.98)	(0.84)

Net asset value, end of year	$10.59	$10.99	$9.53	$10.28	$11.36

Total Return(c)
Based on net asset value	(1.25)%	19.06%	1.73%	(1.09)%	8.06%

Ratios to Average Net Assets
Total expenses(d)	1.79%	2.06%	1.88%	1.64%	1.67%

Total expenses after fees waived and/or reimbursed(d)	0.55%	0.58%	0.66%	0.66%	0.71%

Net investment income(d)	1.85%	1.90%	0.63%	0.83%	1.07%

Supplemental Data
Net assets, end of year (000)	$7,275	$5,745	$6,406	$7,303	$7,346

Portfolio turnover rate	59%	136%	35%	93%	57%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2018	2017	2016	2015	2014
Investments in underlying funds	0.23%	0.24%	0.73%	0.69%	0.54%

See notes to financial statements.

76	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2045 Fund
	Institutional
	Year Ended October 31,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$12.44	$10.65	$11.36	$12.25	$12.14

Net investment income(a)	0.32	0.27	0.11	0.16	0.19
Net realized and unrealized gain (loss)	(0.40)	1.89	0.10	(0.22)	0.78

Net increase (decrease) from investment operations	(0.08)	2.16	0.21	(0.06)	0.97

Distributions(b)
From net investment income	(0.30)	(0.14)	(0.19)	(0.22)	(0.24)
From net realized gain	—	(0.23)	(0.73)	(0.61)	(0.62)

Total distributions	(0.30)	(0.37)	(0.92)	(0.83)	(0.86)

Net asset value, end of year	$12.06	$12.44	$10.65	$11.36	$12.25

Total Return(c)
Based on net asset value	(0.75)%	20.93%	2.09%	(0.59)%	8.31%

Ratios to Average Net Assets
Total expenses(d)	1.85%	2.10%	1.70%	1.64%	1.96%

Total expenses after fees waived and/or reimbursed(d)	0.11%	0.10%	0.17%	0.17%	0.22%

Net investment income(d)	2.50%	2.36%	1.03%	1.41%	1.61%

Supplemental Data
Net assets, end of year (000)	$791	$118	$92	$71	$72

Portfolio turnover rate	81%	131%	32%	80%	72%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2018	2017	2016	2015	2014
Investments in underlying funds	0.23%	0.26%	0.70%	0.67%	0.54%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	77

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2045 Fund (continued)
	Investor A
	Year Ended October 31,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$12.23	$10.48	$11.19	$12.08	$11.99

Net investment income(a)	0.26	0.23	0.08	0.13	0.15
Net realized and unrealized gain (loss)	(0.37)	1.87	0.09	(0.22)	0.78

Net increase (decrease) from investment operations	(0.11)	2.10	0.17	(0.09)	0.93

Distributions(b)
From net investment income	(0.26)	(0.12)	(0.15)	(0.19)	(0.22)
From net realized gain	—	(0.23)	(0.73)	(0.61)	(0.62)

Total distributions	(0.26)	(0.35)	(0.88)	(0.80)	(0.84)

Net asset value, end of year	$11.86	$12.23	$10.48	$11.19	$12.08

Total Return(c)
Based on net asset value	(0.99)%	20.56%	1.81%	(0.84)%	8.02%

Ratios to Average Net Assets
Total expenses(d)	2.09%	2.24%	1.98%	1.83%	2.00%

Total expenses after fees waived and/or reimbursed(d)	0.34%	0.34%	0.42%	0.42%	0.47%

Net investment income(d)	2.09%	2.08%	0.78%	1.12%	1.29%

Supplemental Data
Net assets, end of year (000)	$6,246	$6,554	$5,808	$6,303	$6,396

Portfolio turnover rate	81%	131%	32%	80%	72%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2018	2017	2016	2015	2014
Investments in underlying funds	0.23%	0.26%	0.70%	0.67%	0.54%

See notes to financial statements.

78	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2045 Fund (continued)
	Class K
	Year Ended October 31,
	2018	2017		2016	2015	2014
Net asset value, beginning of year	$12.46	$10.66		$11.37	$12.27	$12.16

Net investment income(a)	0.29	0.25		0.11	0.17	0.20
Net realized and unrealized gain (loss)	(0.36)	1.93		0.11	(0.23)	0.78

Net increase (decrease) from investment operations	(0.07)	2.18		0.22	(0.06)	0.98

Distributions(b)
From net investment income	(0.30)	(0.15)		(0.20)	(0.23)	(0.25)
From net realized gain	—	(0.23)		(0.73)	(0.61)	(0.62)

Total distributions	(0.30)	(0.38)		(0.93)	(0.84)	(0.87)

Net asset value, end of year	$12.09	$12.46		$10.66	$11.37	$12.27

Total Return(c)
Based on net asset value	(0.65)%	21.11%		2.19%	(0.57)%	8.38%

Ratios to Average Net Assets
Total expenses(d)	1.78%	1.73%		1.53%	1.38%	1.60%

Total expenses after fees waived and/or reimbursed(d)	0.02%	0.00	%(e)	0.07%	0.07%	0.12%

Net investment income(d)	2.26%	2.19%		1.06%	1.48%	1.65%

Supplemental Data
Net assets, end of year (000)	$1,583	$754		$1,558	$691	$589

Portfolio turnover rate	81%	131%		32%	80%	72%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2018	2017	2016	2015	2014
Investments in underlying funds	0.23%	0.26%	0.70%	0.67%	0.54%

(e)	Amount is less than 0.005%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	79

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2045 Fund (continued)
	Class R
	Year Ended October 31,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$12.11	$10.37	$11.08	$11.99	$11.90

Net investment income(a)	0.32	0.21	0.06	0.10	0.12
Net realized and unrealized gain (loss)	(0.45)	1.84	0.09	(0.22)	0.77

Net increase (decrease) from investment operations	(0.13)	2.05	0.15	(0.12)	0.89

Distributions(b)
From net investment income	(0.24)	(0.08)	(0.13)	(0.18)	(0.18)
From net realized gain	—	(0.23)	(0.73)	(0.61)	(0.62)

Total distributions	(0.24)	(0.31)	(0.86)	(0.79)	(0.80)

Net asset value, end of year	$11.74	$12.11	$10.37	$11.08	$11.99

Total Return(c)
Based on net asset value	(1.18)%	20.32%	1.60%	(1.11)%	7.79%

Ratios to Average Net Assets
Total expenses(d)	2.26%	2.44%	2.14%	2.05%	2.20%

Total expenses after fees waived and/or reimbursed(d)	0.54%	0.57%	0.66%	0.66%	0.70%

Net investment income(d)	2.58%	1.86%	0.56%	0.90%	1.00%

Supplemental Data
Net assets, end of year (000)	$5,299	$5,989	$5,272	$6,078	$6,527

Portfolio turnover rate	81%	131%	32%	80%	72%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2018	2017	2016	2015	2014
Investments in underlying funds	0.23%	0.26%	0.70%	0.67%	0.54%

See notes to financial statements.

80	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2050 Fund
	Institutional
	Year Ended October 31,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$11.60	$9.93	$10.53	$11.31	$11.11

Net investment income(a)	0.30	0.23	0.10	0.15	0.16
Net realized and unrealized gain (loss)	(0.41)	1.79	0.08	(0.20)	0.77

Net increase (decrease) from investment operations	(0.11)	2.02	0.18	(0.05)	0.93

Distributions(b)
From net investment income	(0.28)	(0.14)	(0.16)	(0.19)	(0.21)
From net realized gain	—	(0.21)	(0.62)	(0.54)	(0.52)

Total distributions	(0.28)	(0.35)	(0.78)	(0.73)	(0.73)

Net asset value, end of year	$11.21	$11.60	$9.93	$10.53	$11.31

Total Return(c)
Based on net asset value	(1.09)%	20.91%	1.92%	(0.54)%	8.69%

Ratios to Average Net Assets
Total expenses(d)	1.62%	1.87%	1.76%	1.58%	1.91%

Total expenses after fees waived and/or reimbursed(d)	0.10%	0.09%	0.17%	0.17%	0.24%

Net investment income(d)	2.53%	2.22%	1.01%	1.36%	1.49%

Supplemental Data
Net assets, end of year (000)	$439	$73	$206	$172	$180

Portfolio turnover rate	62%	122%	36%	77%	68%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2018	2017	2016	2015	2014
Investments in underlying funds	0.23%	0.26%	0.71%	0.66%	0.50%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	81

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2050 Fund (continued)
	Investor A
	Year Ended October 31,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$11.45	$9.80	$10.40	$11.18	$11.00

Net investment income(a)	0.25	0.21	0.07	0.11	0.14
Net realized and unrealized gain (loss)	(0.39)	1.77	0.08	(0.19)	0.75

Net increase (decrease) from investment operations	(0.14)	1.98	0.15	(0.08)	0.89

Distributions(b)
From net investment income	(0.24)	(0.12)	(0.13)	(0.16)	(0.19)
From net realized gain	—	(0.21)	(0.62)	(0.54)	(0.52)

Total distributions	(0.24)	(0.33)	(0.75)	(0.70)	(0.71)

Net asset value, end of year	$11.07	$11.45	$9.80	$10.40	$11.18

Total Return(c)
Based on net asset value	(1.28)%	20.67%	1.63%	(0.79)%	8.38%

Ratios to Average Net Assets
Total expenses(d)	1.81%	2.22%	2.15%	1.98%	2.27%

Total expenses after fees waived and/or reimbursed(d)	0.32%	0.34%	0.42%	0.42%	0.48%

Net investment income(d)	2.16%	2.02%	0.78%	1.07%	1.23%

Supplemental Data
Net assets, end of year (000)	$8,608	$7,834	$6,110	$6,215	$5,965

Portfolio turnover rate	62%	122%	36%	77%	68%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2018	2017	2016	2015	2014
Investments in underlying funds	0.23%	0.26%	0.71%	0.66%	0.50%

See notes to financial statements.

82	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2050 Fund (continued)
	Class K
	Year Ended October 31,
	2018	2017		2016	2015	2014
Net asset value, beginning of year	$11.63	$9.94		$10.54	$11.32	$11.12

Net investment income(a)	0.29	0.26		0.11	0.16	0.17
Net realized and unrealized gain (loss)	(0.39)	1.79		0.08	(0.20)	0.77

Net increase (decrease) from investment operations	(0.10)	2.05		0.19	(0.04)	0.94

Distributions(b)
From net investment income	(0.28)	(0.15)		(0.17)	(0.20)	(0.22)
From net realized gain	—	(0.21)		(0.62)	(0.54)	(0.52)

Total distributions	(0.28)	(0.36)		(0.79)	(0.74)	(0.74)

Net asset value, end of year	$11.25	$11.63		$9.94	$10.54	$11.32

Total Return(c)
Based on net asset value	(0.97)%	21.21%		2.02%	(0.44)%	8.76%

Ratios to Average Net Assets
Total expenses(d)	1.60%	1.58%		1.59%	1.40%	1.73%

Total expenses after fees waived and/or reimbursed(d)	0.02%	0.00	%(e)	0.07%	0.07%	0.13%

Net investment income(d)	2.42%	2.47%		1.08%	1.44%	1.55%

Supplemental Data
Net assets, end of year (000)	$855	$437		$996	$669	$551

Portfolio turnover rate	62%	122%		36%	77%	68%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2018	2017	2016	2015	2014
Investments in underlying funds	0.23%	0.26%	0.71%	0.66%	0.50%

(e)	Amount is less than 0.005%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	83

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2050 Fund (continued)
	Class R
	Year Ended October 31,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$11.39	$9.74	$10.35	$11.14	$10.96

Net investment income(a)	0.28	0.19	0.05	0.09	0.10
Net realized and unrealized gain (loss)	(0.44)	1.76	0.07	(0.19)	0.76

Net increase (decrease) from investment operations	(0.16)	1.95	0.12	(0.10)	0.86

Distributions(b)
From net investment income	(0.22)	(0.09)	(0.11)	(0.15)	(0.16)
From net realized gain	—	(0.21)	(0.62)	(0.54)	(0.52)

Total distributions	(0.22)	(0.30)	(0.73)	(0.69)	(0.68)

Net asset value, end of year	$11.01	$11.39	$9.74	$10.35	$11.14

Total Return(c)
Based on net asset value	(1.50)%	20.46%	1.33%	(0.98)%	8.10%

Ratios to Average Net Assets
Total expenses(d)	2.05%	2.34%	2.26%	2.11%	2.45%

Total expenses after fees waived and/or reimbursed(d)	0.54%	0.57%	0.65%	0.66%	0.72%

Net investment income(d)	2.40%	1.77%	0.55%	0.86%	0.93%

Supplemental Data
Net assets, end of year (000)	$4,610	$6,143	$5,074	$5,743	$5,811

Portfolio turnover rate	62%	122%	36%	77%	68%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2018	2017	2016	2015	2014
Investments in underlying funds	0.23%	0.26%	0.71%	0.66%	0.50%

See notes to financial statements.

84	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2055 Fund
	Institutional
	Year Ended October 31,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$12.13	$10.35	$11.09	$12.11	$11.43

Net investment income(a)	0.32	0.25	0.11	0.15	0.19
Net realized and unrealized gain (loss)	(0.39)	1.84	0.09	(0.18)	0.87

Net increase (decrease) from investment operations	(0.07)	2.09	0.20	(0.03)	1.06

Distributions(b)
From net investment income	(0.31)	(0.13)	(0.14)	(0.18)	(0.26)
From net realized gain	—	(0.18)	(0.80)	(0.81)	(0.12)

Total distributions	(0.31)	(0.31)	(0.94)	(0.99)	(0.38)

Net asset value, end of year	$11.75	$12.13	$10.35	$11.09	$12.11

Total Return(c)
Based on net asset value	(0.71)%	20.70%	2.05%	(0.31)%	9.28%

Ratios to Average Net Assets
Total expenses(d)	4.62%	4.65%	5.36%	5.57%	6.44%

Total expenses after fees waived and/or reimbursed(d)	0.08%	0.10%	0.17%	0.18%	0.24%

Net investment income(d)	2.58%	2.26%	1.08%	1.31%	1.60%

Supplemental Data
Net assets, end of year (000)	$275	$31	$26	$28	$30

Portfolio turnover rate	60%	97%	38%	68%	47%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2018	2017	2016	2015	2014
Investments in underlying funds	0.23%	0.25%	0.67%	0.64%	0.53%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	85

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2055 Fund (continued)
	Investor A
	Year Ended October 31,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$12.06	$10.29	$11.04	$12.06	$11.42

Net investment income(a)	0.25	0.23	0.08	0.11	0.13
Net realized and unrealized gain (loss)	(0.37)	1.83	0.08	(0.16)	0.88

Net increase (decrease) from investment operations	(0.12)	2.06	0.16	(0.05)	1.01

Distributions(b)
From net investment income	(0.25)	(0.11)	(0.11)	(0.16)	(0.25)
From net realized gain	—	(0.18)	(0.80)	(0.81)	(0.12)

Total distributions	(0.25)	(0.29)	(0.91)	(0.97)	(0.37)

Net asset value, end of year	$11.69	$12.06	$10.29	$11.04	$12.06

Total Return(c)
Based on net asset value	(1.05)%	20.51%	1.72%	(0.49)%	8.96%

Ratios to Average Net Assets
Total expenses(d)	5.05%	4.93%	5.63%	6.07%	6.74%

Total expenses after fees waived and/or reimbursed(d)	0.35%	0.35%	0.42%	0.42%	0.49%

Net investment income(d)	2.07%	2.07%	0.75%	0.95%	1.08%

Supplemental Data
Net assets, end of year (000)	$479	$619	$525	$269	$201

Portfolio turnover rate	60%	97%	38%	68%	47%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2018	2017	2016	2015	2014
Investments in underlying funds	0.23%	0.25%	0.67%	0.64%	0.53%

See notes to financial statements.

86	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2055 Fund (continued)
	Class K
	Year Ended October 31,
	2018		2017		2016	2015	2014
Net asset value, beginning of year	$12.15		$10.36		$11.10	$12.12	$11.44

Net investment income(a)	0.31		0.26		0.12	0.16	0.20
Net realized and unrealized gain (loss)	(0.38)		1.85		0.09	(0.17)	0.87

Net increase (decrease) from investment operations	(0.07)		2.11		0.21	(0.01)	1.07

Distributions(b)
From net investment income	(0.31)		(0.14)		(0.15)	(0.20)	(0.27)
From net realized gain	—		(0.18)		(0.80)	(0.81)	(0.12)

Total distributions	(0.31)		(0.32)		(0.95)	(1.01)	(0.39)

Net asset value, end of year	$11.77		$12.15		$10.36	$11.10	$12.12

Total Return(c)
Based on net asset value	(0.69)%		20.90%		2.17%	(0.20)%	9.46%

Ratios to Average Net Assets
Total expenses(d)	4.58%		4.48%		4.95%	5.40%	6.05%

Total expenses after fees waived and/or reimbursed(d)	0.00	%(e)	0.00	%(e)	0.06%	0.07%	0.14%

Net investment income(d)	2.53%		2.35%		1.17%	1.41%	1.70%

Supplemental Data
Net assets, end of year (000)	$2,926		$2,817		$2,289	$2,243	$2,333

Portfolio turnover rate	60%		97%		38%	68%	47%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2018	2017	2016	2015	2014
Investments in underlying funds	0.23%	0.25%	0.67%	0.64%	0.53%

(e)	Amount is less than 0.005%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	87

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2055 Fund (continued)
	Class R
	Year Ended October 31,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$11.98	$10.23	$11.00	$12.05	$11.40

Net investment income(a)	0.34	0.20	0.05	0.06	0.12
Net realized and unrealized gain (loss)	(0.48)	1.83	0.10	(0.14)	0.86

Net increase (decrease) from investment operations	(0.14)	2.03	0.15	(0.08)	0.98

Distributions(b)
From net investment income	(0.25)	(0.10)	(0.12)	(0.16)	(0.21)
From net realized gain	—	(0.18)	(0.80)	(0.81)	(0.12)

Total distributions	(0.25)	(0.28)	(0.92)	(0.97)	(0.33)

Net asset value, end of year	$11.59	$11.98	$10.23	$11.00	$12.05

Total Return(c)
Based on net asset value	(1.24)%	20.21%	1.56%	(0.76)%	8.71%

Ratios to Average Net Assets
Total expenses(d)	4.60%	5.19%	5.62%	5.94%	7.49%

Total expenses after fees waived and/or reimbursed(d)	0.55%	0.58%	0.66%	0.66%	0.73%

Net investment income(d)	2.85%	1.76%	0.50%	0.56%	1.07%

Supplemental Data
Net assets, end of year (000)	$3,383	$1,546	$922	$441	$38

Portfolio turnover rate	60%	97%	38%	68%	47%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2018	2017	2016	2015	2014
Investments in underlying funds	0.23%	0.25%	0.67%	0.64%	0.53%

See notes to financial statements.

88	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2060 Fund
	Institutional
	Year Ended 10/31/2018	Period from 05/31/2017(a) to 10/31/2017
Net asset value, beginning of period	$10.72	$10.00

Net investment income(b)	0.29	0.13
Net realized and unrealized gain (loss)	(0.47)	0.59

Net increase (decrease) from investment operations	(0.18)	0.72

Distributions(c)
From net investment income	(0.26)	—
From net realized gain	—	—

Total distributions	(0.26)	—

Net asset value, end of period	$10.28	$10.72

Total Return(d)
Based on net asset value	(1.78)%	7.20	%(e)

Ratios to Average Net Assets
Total expenses(f)	20.50%	29.68	%(g)(h)

Total expenses after fees waived and/or reimbursed(f)	0.10%	0.02	%(h)

Net investment income(f)	2.64%	3.05	%(h)

Supplemental Data
Net assets, end of period (000)	$21	$22

Portfolio turnover rate	36%	9%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended 10/31/2018	Period from 05/31/2017(a) to 10/31/2017
Investments in underlying funds	0.25%	0.25%

(g)	Organization, offering and audit costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expense would have been 48.49%.
(h)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	89

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2060 Fund (continued)
	Investor A
	Year Ended 10/31/2018	Period from 05/31/2017(a) to 10/31/2017
Net asset value, beginning of period	$10.71	$10.00

Net investment income(b)	0.25	0.12
Net realized and unrealized gain (loss)	(0.45)	0.59

Net increase (decrease) from investment operations	(0.20)	0.71

Distributions(c)
From net investment income	(0.25)	—
From net realized gain	—	—

Total distributions	(0.25)	—

Net asset value, end of period	$10.26	$10.71

Total Return(d)
Based on net asset value	(2.01)%	7.10	%(e)

Ratios to Average Net Assets
Total expenses(f)	20.38%	29.88	%(g)(h)

Total expenses after fees waived and/or reimbursed(f)	0.35%	0.28	%(h)

Net investment income(f)	2.31%	2.78	%(h)

Supplemental Data
Net assets, end of period (000)	$28	$22

Portfolio turnover rate	36%	9%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended 10/31/2018	Period from 05/31/2017(a) to 10/31/2017
Investments in underlying funds	0.25%	0.25%

(g)	Organization, offering and audit costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expense would have been 48.66%.
(h)	Annualized.

See notes to financial statements.

90	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2060 Fund (continued)
	Class K
	Year Ended 10/31/2018	Period from 05/31/2017(a) to 10/31/2017
Net asset value, beginning of period	$10.72	$10.00

Net investment income(b)	0.30	0.13
Net realized and unrealized gain (loss)	(0.46)	0.59

Net increase (decrease) from investment operations	(0.16)	0.72

Distributions(c)
From net investment income	(0.27)	—
From net realized gain	—	—

Total distributions	(0.27)	—

Net asset value, end of period	$10.29	$10.72

Total Return(d)
Based on net asset value	(1.66)%	7.20	%(e)

Ratios to Average Net Assets
Total expenses(f)	20.08%	29.00	%(g)(h)

Total expenses after fees waived and/or reimbursed(f)	0.01%	0.00	%(h)(i)

Net investment income(f)	2.74%	3.05	%(h)

Supplemental Data
Net assets, end of period (000)	$967	$1,008

Portfolio turnover rate	36%	9%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended 10/31/2018	Period from 05/31/2017(a) to 10/31/2017
Investments in underlying funds	0.25%	0.25%

(g)	Organization, offering and audit costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expense would have been 48.34%.
(h)	Annualized.
(i)	Amount is less than 0.005%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	91

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Smart Beta 2060 Fund (continued)
	Class R
	Year Ended 10/31/2018	Period from 05/31/2017(a) to 10/31/2017
Net asset value, beginning of period	$10.69	$10.00

Net investment income(b)	0.23	0.11
Net realized and unrealized gain (loss)	(0.46)	0.58

Net increase (decrease) from investment operations	(0.23)	0.69

Distributions(c)
From net investment income	(0.23)	—
From net realized gain	—	—

Total distributions	(0.23)	—

Net asset value, end of period	$10.23	$10.69

Total Return(d)
Based on net asset value	(2.25)%	6.90	%(e)

Ratios to Average Net Assets
Total expenses(f)	20.47%	30.14	%(g)(h)

Total expenses after fees waived and/or reimbursed(f)	0.60%	0.53	%(h)

Net investment income(f)	2.12%	2.52	%(h)

Supplemental Data
Net assets, end of period (000)	$37	$21

Portfolio turnover rate	36%	9%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended 10/31/2018	Period from 05/31/2017(a) to 10/31/2017
Investments in underlying funds	0.25%	0.25%

(g)	Organization, offering and audit costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expense would have been 48.91%.
(h)	Annualized.

See notes to financial statements.

92	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements

1.	ORGANIZATION

BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The Funds will generally invest in other registered investment companies, including exchange-traded funds (“ETFs”), (each an “Underlying Fund” and collectively the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates and affiliates of the Funds. Each Fund is a series of the Trust. The following are referred to herein collectively as the “Funds” or individually, as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock LifePath® Smart Beta Retirement Fund	LifePath® Smart Beta Retirement Fund	Diversified
BlackRock LifePath® Smart Beta 2020 Fund	LifePath® Smart Beta 2020 Fund	Diversified
BlackRock LifePath® Smart Beta 2025 Fund	LifePath® Smart Beta 2025 Fund	Diversified
BlackRock LifePath® Smart Beta 2030 Fund	LifePath® Smart Beta 2030 Fund	Diversified
BlackRock LifePath® Smart Beta 2035 Fund	LifePath® Smart Beta 2035 Fund	Diversified
BlackRock LifePath® Smart Beta 2040 Fund	LifePath® Smart Beta 2040 Fund	Diversified
BlackRock LifePath® Smart Beta 2045 Fund	LifePath® Smart Beta 2045 Fund	Diversified
BlackRock LifePath® Smart Beta 2050 Fund	LifePath® Smart Beta 2050 Fund	Diversified
BlackRock LifePath® Smart Beta 2055 Fund	LifePath® Smart Beta 2055 Fund	Diversified
BlackRock LifePath® Smart Beta 2060 Fund	LifePath® Smart Beta 2060 Fund	Diversified

By owning shares of the Underlying Funds, each of the Funds indirectly invests, to varying degrees, in securities of U.S. and non-U.S. companies, including small and medium sized companies, and in fixed-income securities and in multi-asset securities. Equity Underlying Funds may also include funds that invest in real estate-related securities or instruments and commodity-related securities or instruments. Fixed-income Underlying Funds may include funds that invest in, among other things, domestic and non-U.S. bonds, U.S. Government securities, mortgage-backed securities, high yield (or junk) bonds and cash or money market instruments. Multi-asset Underlying Funds may include funds that invest in any of the securities or instruments in which equity funds or fixed-income funds may invest. In addition, the Underlying Funds may invest in derivatives.

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Class R Shares are available only to certain employer-sponsored retirement plans. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Class K and Class R Shares	No	No	None
Investor A Shares	Yes	No(a)	None

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Bond Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. In addition to the direct expenses borne by the shareholders of the Funds, the shareholders also bear indirectly a proportionate share of the expenses of the Underlying Funds in which the Funds invest. Capital gain distributions from the Underlying Funds are recorded as realized gains.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations of a class of shares.

Recent Accounting Standards: In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the

N O T E S T O F I N A N C I A L S T A T E M E N T S	93

Notes to Financial Statements  (continued)

Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Funds may incur charges on certain uninvested cash balances and overdrafts, subject to certain conditions.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Exchange-traded funds (“ETFs”) traded on a recognized securities exchange are valued at the official closing price each day, if available. For ETFs traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. ETFs traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•

The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the Underlying Fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

As of October 31, 2018, certain investments of the Funds were valued using NAV per share as no quoted market value was available and therefore have been excluded from the fair value hierarchy.

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Notes to Financial Statements  (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as affiliated investment companies in the Funds’ Schedules of Investments, and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value — affiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following tables are a summary of the Funds’ securities lending agreements by counterparty which are subject to offset under an MSLA:

LifePath® Smart Beta 2025 Fund
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Net Amount
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$4,968,986	$(4,968,986)	$—

LifePath® Smart Beta 2030 Fund
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Net Amount
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$3,289,882	$(3,289,882)	$—

(a)

Cash collateral with a value of $5,109,913 and $3,383,360 has been received in connection with securities lending agreements for LifePath® Smart Beta 2025 Fund and LifePath® Smart Beta 2030 Fund, respectively. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the tables above.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser, and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager does not receive any management fees from the Funds for its investment advisory services.

Service and Distributions Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays

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Notes to Financial Statements  (continued)

BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Investor A	Class R
Service Fee	0.25%	0.25%
Distribution Fee	—	0.25%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the year ended October 31, 2018, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

	Investor A	Class R	Total
LifePath® Smart Beta Retirement Fund	$19,768	$13,288	$33,056
LifePath® Smart Beta 2020 Fund	33,527	34,662	68,189
LifePath® Smart Beta 2025 Fund	41,655	24,436	66,091
LifePath® Smart Beta 2030 Fund	36,623	29,378	66,001
LifePath® Smart Beta 2035 Fund	23,504	18,304	41,808
LifePath® Smart Beta 2040 Fund	21,494	26,190	47,684
LifePath® Smart Beta 2045 Fund	16,643	14,241	30,884
LifePath® Smart Beta 2050 Fund	21,056	18,450	39,506
LifePath® Smart Beta 2055 Fund	1,230	2,996	4,226
LifePath® Smart Beta 2060 Fund	66	119	185

Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fee
First $500 Million	0.0425%
$500 Million - $1 Billion	0.0400
$1 Billion - $2 Billion	0.0375
$2 Billion - $4 Billion	0.0350
$4 Billion - $13 Billion	0.0325
Greater than $13 Billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the year ended October 31, 2018, the following table shows the class specific administration fees borne directly by each share class of each Fund:

	Institutional	Investor A	Class K	Class R	Total
LifePath® Smart Beta Retirement Fund	$458	$1,581	$143	$532	$2,714
LifePath® Smart Beta 2020 Fund	427	2,682	343	1,386	4,838
LifePath® Smart Beta 2025 Fund	385	3,332	515	977	5,209
LifePath® Smart Beta 2030 Fund	349	2,930	310	1,175	4,764
LifePath® Smart Beta 2035 Fund	284	1,880	490	732	3,386
LifePath® Smart Beta 2040 Fund	121	1,720	375	1,048	3,264
LifePath® Smart Beta 2045 Fund	147	1,331	228	570	2,276
LifePath® Smart Beta 2050 Fund	78	1,685	151	739	2,653
LifePath® Smart Beta 2055 Fund	48	98	597	120	863
LifePath® Smart Beta 2060 Fund	4	6	205	4	219

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended October 31, 2018, the Funds did not pay any amounts to affiliates of BlackRock in return for these services.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended October 31, 2018, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Investor A	Class K	Class R	Total
LifePath® Smart Beta Retirement Fund	$56	$115	$41	$22	$234
LifePath® Smart Beta 2020 Fund	42	227	23	43	335

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Notes to Financial Statements  (continued)

	Institutional	Investor A	Class K	Class R	Total
LifePath® Smart Beta 2025 Fund	$27	$293	$42	$61	$423
LifePath® Smart Beta 2030 Fund	20	309	41	38	408
LifePath® Smart Beta 2035 Fund	38	325	65	38	466
LifePath® Smart Beta 2040 Fund	33	325	63	33	454
LifePath® Smart Beta 2045 Fund	71	326	82	21	500
LifePath® Smart Beta 2050 Fund	36	247	55	20	358
LifePath® Smart Beta 2055 Fund	23	116	35	8	182
LifePath® Smart Beta 2060 Fund	17	16	19	16	68

For the year ended October 31, 2018, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

	Institutional	Investor A	Class K	Class R	Total
LifePath® Smart Beta Retirement Fund	$1,592	$1,512	$ 650	$ 423	$4,177
LifePath® Smart Beta 2020 Fund	1,278	2,774	500	1,825	6,377
LifePath® Smart Beta 2025 Fund	1,066	4,612	536	475	6,689
LifePath® Smart Beta 2030 Fund	721	5,335	642	1,785	8,483
LifePath® Smart Beta 2035 Fund	656	4,344	793	432	6,225
LifePath® Smart Beta 2040 Fund	440	3,649	844	1,052	5,985
LifePath® Smart Beta 2045 Fund	659	4,163	1,003	435	6,260
LifePath® Smart Beta 2050 Fund	386	3,094	745	547	4,772
LifePath® Smart Beta 2055 Fund	228	1,197	795	334	2,554
LifePath® Smart Beta 2060 Fund	88	168	118	130	504

Other Fees: For the year ended October 31, 2018, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

LifePath® Smart Beta Retirement Fund	$203
LifePath® Smart Beta 2020 Fund	412
LifePath® Smart Beta 2025 Fund	565
LifePath® Smart Beta 2030 Fund	420
LifePath® Smart Beta 2035 Fund	761
LifePath® Smart Beta 2040 Fund	352
LifePath® Smart Beta 2045 Fund	278
LifePath® Smart Beta 2050 Fund	447
LifePath® Smart Beta 2055 Fund	39

For the year ended October 31, 2018, affiliates received CDSCs relating to transactions in LifePath® Smart Beta 2020 Fund’s Investor A Shares of $100.

Expense Limitations, Waivers, Reimbursements and Recoupments: With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“perpetual expense limitation”). The perpetual expense limitations as a percentage of average daily net assets are as follows: 1.10% for Institutional; 1.35% for Investor A; 1.00% for Class K and 1.59% for Class R. These contractual expense limitations are in effect through February 28, 2028, unless terminated earlier by the Board, including a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a Fund.

In addition, with respect to each Fund, the Manager has contractually agreed to implement additional expense limitation in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“fixed-term expense limitation”). The fixed-term expense limitations as a percentage of average daily net assets are as follows: 0.10% for Institutional; 0.35% for Investor A; 0.00% for Class K and 0.59% for Class R. The Manager has agreed not to reduce or discontinue these contractual expense limitations through February 28, 2019, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the year ended October 31, 2018, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:

LifePath® Smart Beta Retirement Fund	$206,063
LifePath® Smart Beta 2020 Fund	209,914
LifePath® Smart Beta 2025 Fund	208,867
LifePath® Smart Beta 2030 Fund	203,840
LifePath® Smart Beta 2035 Fund	200,551
LifePath® Smart Beta 2040 Fund	200,810
LifePath® Smart Beta 2045 Fund	196,284
LifePath® Smart Beta 2050 Fund	198,123
LifePath® Smart Beta 2055 Fund	190,937
LifePath® Smart Beta 2060 Fund	217,912

N O T E S T O F I N A N C I A L S T A T E M E N T S	97

Notes to Financial Statements  (continued)

These amounts waived and/or reimbursed are shown as administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statements of Operations. For the year ended October 31, 2018, class specific expense waivers and/or reimbursements are as follows:

Administration Fees Waived — class specific	Institutional	Investor A	Class K	Class R	Total
LifePath® Smart Beta Retirement Fund	$ 3	$ —	$143	$ 2	$148
LifePath® Smart Beta 2020 Fund	10	—	343	—	353
LifePath® Smart Beta 2025 Fund	53	—	515	—	568
LifePath® Smart Beta 2030 Fund	31	—	310	—	341
LifePath® Smart Beta 2035 Fund	82	5	490	4	581
LifePath® Smart Beta 2040 Fund	35	—	375	—	410
LifePath® Smart Beta 2045 Fund	48	175	228	—	451
LifePath® Smart Beta 2050 Fund	45	—	151	3	199
LifePath® Smart Beta 2055 Fund	19	98	597	17	731
LifePath® Smart Beta 2060 Fund	3	6	205	4	218

Transfer Agent Fees Waived and/or Reimbursed	Institutional	Investor A	Class K	Class R	Total
LifePath® Smart Beta Retirement Fund	$—	$ —	$ 650	$ 2	$ 652
LifePath® Smart Beta 2020 Fund	12	—	500	—	512
LifePath® Smart Beta 2025 Fund	11	—	536	—	547
LifePath® Smart Beta 2030 Fund	—	—	642	—	642
LifePath® Smart Beta 2035 Fund	55	9	793	2	859
LifePath® Smart Beta 2040 Fund	68	—	844	—	912
LifePath® Smart Beta 2045 Fund	90	—	1,003	—	1,093
LifePath® Smart Beta 2050 Fund	67	—	745	2	814
LifePath® Smart Beta 2055 Fund	71	708	795	106	1,680
LifePath® Smart Beta 2060 Fund	68	143	118	109	438

The Funds have begun to incur expenses in connection with a proposed realignment and consolidation of the boards of trustees of certain BlackRock-advised funds. The Manager has voluntarily agreed to reimburse LifePath® Smart Beta 2055 Fund and LifePath® Smart Beta 2060 Fund for all or a portion of such expenses, which amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended October 31, 2018, the amounts reimbursed were $1,229 and $1,028, respectively.

With respect to the contractual expense limitations, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1) each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and

(2) the Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time.

On October 31, 2018, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring October 31,
	2019	2020
LifePath® Smart Beta Retirement Fund
Fund Level	$217,325	$206,063
Institutional	142	3
Investor A	5,710	—
Class K	703	793
Class R	5,570	4
LifePath® Smart Beta 2020 Fund
Fund Level	199,036	209,914
Institutional	264	22
Investor A	10,624	—
Class K	884	843
Class R	5,258	—
LifePath® Smart Beta 2025 Fund
Fund Level	226,159	208,867
Institutional	168	64
Investor A	7,262	—
Class K	1,198	1,051
Class R	8,648	—

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Notes to Financial Statements  (continued)

	Expiring October 31,
	2019	2020
LifePath® Smart Beta 2030 Fund
Fund Level	$210,363	$203,840
Institutional	125	31
Investor A	6,248	—
Class K	1,169	952
Class R	4,561	—
LifePath® Smart Beta 2035 Fund
Fund Level	219,605	200,551
Institutional	207	137
Investor A	7,810	14
Class K	1,372	1,283
Class R	6,830	6
LifePath® Smart Beta 2040 Fund
Fund Level	212,872	200,810
Institutional	242	103
Investor A	6,957	—
Class K	1,206	1,219
Class R	6,198	—
LifePath® Smart Beta 2045 Fund
Fund Level	213,459	196,284
Institutional	209	138
Investor A	7,802	175
Class K	1,269	1,231
Class R	5,135	—
LifePath® Smart Beta 2050 Fund
Fund Level	213,680	198,123
Institutional	363	112
Investor A	14,744	—
Class K	1,089	896
Class R	6,363	5
LifePath® Smart Beta 2055 Fund
Fund Level	195,544	190,937
Institutional	48	90
Investor A	1,607	806
Class K	1,358	1,392
Class R	1,509	123
LifePath® Smart Beta 2060 Fund
Fund Level	203,905	217,912
Institutional	—	71
Investor A	—	149
Class K	81	323
Class R	—	113

The following fund level and class specific waivers and/or reimbursements previously recorded by the Funds, which were subject to recoupment by the Manager, expired on October 31, 2018:

LifePath® Smart Beta Retirement Fund
Fund Level	$209,605
Investor A	9,114
Class K	647
Class R	9,487
LifePath® Smart Beta 2020 Fund
Fund Level	242,740
Institutional	93
Investor A	19,173
Class K	836
Class R	9,837
LifePath® Smart Beta 2025 Fund
Fund Level	231,833
Institutional	129
Investor A	11,166
Class K	1,019
Class R	13,336
LifePath® Smart Beta 2030 Fund
Fund Level	227,981
Institutional	169
Investor A	10,157
Class K	1,232
Class R	7,156

N O T E S T O F I N A N C I A L S T A T E M E N T S	99

Notes to Financial Statements  (continued)

LifePath® Smart Beta 2035 Fund
Fund Level	$196,617
Institutional	139
Investor A	12,890
Class K	1,266
Class R	9,690
LifePath® Smart Beta 2040 Fund
Fund Level	191,972
Institutional	247
Investor A	12,542
Class K	1,049
Class R	10,217
LifePath® Smart Beta 2045 Fund
Fund Level	178,470
Institutional	119
Investor A	11,857
Class K	1,182
Class R	6,729
LifePath® Smart Beta 2050 Fund
Fund Level	183,670
Institutional	322
Investor A	20,373
Class K	882
Class R	10,354
LifePath® Smart Beta 2055 Fund
Fund Level	158,636
Institutional	90
Investor A	1,604
Class K	1,100
Class R	836

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment adviser to the private investment company will not charge any advisory fees with respect to shares purchased by the Funds. The private investment company in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the Equity-Bond Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended October 31, 2018, each Fund paid BIM the following amounts for securities lending agent services:

LifePath® Smart Beta Retirement Fund	$420
LifePath® Smart Beta 2020 Fund	1,003
LifePath® Smart Beta 2025 Fund	839
LifePath® Smart Beta 2030 Fund	734
LifePath® Smart Beta 2035 Fund	810
LifePath® Smart Beta 2040 Fund	634
LifePath® Smart Beta 2045 Fund	139
LifePath® Smart Beta 2050 Fund	11
LifePath® Smart Beta 2055 Fund	56

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program. In addition, the LifePath® Smart Beta 2055 Fund and the LifePath® Smart Beta 2060 Fund are currently permitted to lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the

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Notes to Financial Statements  (continued)

Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended October 31, 2018, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are trustees and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended October 31, 2018, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales	Net Realized Gain (Loss)
LifePath® Smart Beta Retirement Fund	$84,865	$102,666	$22,920
LifePath® Smart Beta 2020 Fund	100,479	202,355	41,108
LifePath® Smart Beta 2025 Fund	23,958	168,463	20,734
LifePath® Smart Beta 2030 Fund	50,768	—	—
LifePath® Smart Beta 2035 Fund	59,324	—	—
LifePath® Smart Beta 2040 Fund	67,595	—	—
LifePath® Smart Beta 2045 Fund	42,268	—	—
LifePath® Smart Beta 2050 Fund	61,141	16,846	(715)

6.	PURCHASES AND SALES

For the year ended October 31, 2018, purchases and sales of investments in the Underlying Funds, excluding short-term securities, were as follows:

	Purchases	Sales
LifePath® Smart Beta Retirement Fund	$14,141,122	$16,684,733
LifePath® Smart Beta 2020 Fund	24,788,645	28,741,709
LifePath® Smart Beta 2025 Fund	28,192,262	30,249,242
LifePath® Smart Beta 2030 Fund	26,913,450	23,423,154
LifePath® Smart Beta 2035 Fund	18,264,959	16,815,294
LifePath® Smart Beta 2040 Fund	12,809,656	9,766,648
LifePath® Smart Beta 2045 Fund	10,360,000	9,579,597
LifePath® Smart Beta 2050 Fund	8,900,069	8,438,979
LifePath® Smart Beta 2055 Fund	4,925,551	2,748,347
LifePath® Smart Beta 2060 Fund	499,089	429,291

7.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for each of the four years ended October 31, 2018. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, the following permanent differences attributable to non-deductible expenses and the use of equalization were reclassified to the following accounts:

	LifePath® Smart Beta Retirement Fund	LifePath® Smart Beta 2020 Fund	LifePath® Smart Beta 2025 Fund	LifePath® Smart Beta 2030 Fund	LifePath® Smart Beta 2035 Fund
Paid-in capital	$ 123,953	$ 359,673	$ 334,422	$ 222,799	$ 205,601
Accumulated earnings	(123,953)	(359,673)	(334,422)	(222,799)	(205,601)

N O T E S T O F I N A N C I A L S T A T E M E N T S	101

Notes to Financial Statements  (continued)

	LifePath® Smart Beta 2040 Fund	LifePath® Smart Beta 2045 Fund	LifePath® Smart Beta 2050 Fund	LifePath® Smart Beta 2055 Fund	LifePath® Smart Beta 2060 Fund
Paid-in capital	$ 55,469	$ 150,307	$ 85,923	$ 25,494	$(86)
Accumulated earnings	(55,469)	(150,307)	(85,923)	(25,494)	86

The tax character of distributions paid was as follows:

	LifePath® Smart Beta Retirement Fund	LifePath® Smart Beta 2020 Fund	LifePath® Smart Beta 2025 Fund	LifePath® Smart Beta 2030 Fund	LifePath® Smart Beta 2035 Fund
Ordinary income(a)
10/31/18	$298,106	$730,335	$794,994	$815,327	$538,109
10/31/17	$325,000	$505,408	$430,002	$350,000	$250,001
Long-term capital gains(a)
10/31/18	123,853	359,673	311,293	200,435	185,775
10/31/17	—	8,966	265,694	267,135	306,922

Total
10/31/18	$421,959	$1,090,008	$1,106,287	$1,015,762	$723,884

10/31/17	$325,000	$514,374	$695,696	$617,135	$556,923

	LifePath® Smart Beta 2040 Fund	LifePath® Smart Beta 2045 Fund	LifePath® Smart Beta 2050 Fund	LifePath® Smart Beta 2055 Fund	LifePath® Smart Beta 2060 Fund
Ordinary income(a)
10/31/18	$454,149	$295,638	$318,947	$128,412	$26,500
10/31/17	$175,001	$120,001	$135,000	$47,001	$—
Long-term capital gains(a)
10/31/18	45,583	139,170	72,476	19,082	—
10/31/17	341,069	263,235	258,357	66,282	—

Total
10/31/18	$499,732	$434,808	$391,423	$147,494	$26,500

10/31/17	$516,070	$383,236	$393,357	$113,283	$—

(a)	Distribution amounts may include a portion of the proceeds from redeemed shares.

As of period end, the tax components of accumulated net earnings (losses) were as follows:

	LifePath® Smart Beta Retirement Fund	LifePath® Smart Beta 2020 Fund	LifePath® Smart Beta 2025 Fund	LifePath® Smart Beta 2030 Fund	LifePath® Smart Beta 2035 Fund
Undistributed ordinary income	$159,985	$268,264	$367,695	$353,425	$276,192
Undistributed long-term capital gains	577,216	1,012,348	1,418,564	1,098,080	1,075,693
Net unrealized gains(a)	71,929	266,815	646,397	864,937	784,281

	$809,130	$1,547,427	$2,432,656	$2,316,442	$2,136,166

	LifePath® Smart Beta 2040 Fund	LifePath® Smart Beta 2045 Fund	LifePath® Smart Beta 2050 Fund	LifePath® Smart Beta 2055 Fund	LifePath® Smart Beta 2060 Fund
Undistributed ordinary income	$273,847	$162,998	$226,418	$105,189	$17,240
Undistributed long-term capital gains	486,434	667,647	490,106	167,564	3,368
Net unrealized gains(a)	969,440	679,918	890,894	312,242	7,227

	$1,729,721	$1,510,563	$1,607,418	$584,995	$27,835

(a)	The differences between book-basis and tax-basis net unrealized gains were attributable primarily to the tax deferral of losses on wash sales and the timing and recognition of partnership income.

102	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

During the year ended October 31, 2018, the Funds listed below utilized the following amount of their respective capital loss carryforward:

LifePath® Smart Beta 2045 Fund	LifePath® Smart Beta 2050 Fund	LifePath® Smart Beta 2055 Fund	LifePath® Smart Beta 2060 Fund
$57,407	$82,248	$22,372	$9

As of October 31, 2018, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

	LifePath® Smart Beta Retirement Fund	LifePath® Smart Beta 2020 Fund	LifePath® Smart Beta 2025 Fund	LifePath® Smart Beta 2030 Fund	LifePath® Smart Beta 2035 Fund
Tax cost	$12,685,691	$21,427,267	$32,086,542	$30,205,980	$20,328,065

Gross unrealized appreciation	$373,291	$679,494	$1,072,537	$1,231,755	$1,046,079
Gross unrealized depreciation	(301,644)	(422,008)	(430,731)	(372,384)	(263,694)

Net unrealized appreciation	$71,647	$257,486	$641,806	$859,371	$782,385

	LifePath® Smart Beta 2040 Fund	LifePath® Smart Beta 2045 Fund	LifePath® Smart Beta 2050 Fund	LifePath® Smart Beta 2055 Fund	LifePath® Smart Beta 2060 Fund
Tax cost	$17,334,208	$13,309,299	$13,724,235	$6,808,764	$1,159,128

Gross unrealized appreciation	$1,220,502	$847,929	$1,124,688	$ 379,446	$ 42,287
Gross unrealized depreciation	(252,031)	(168,300)	(233,794)	(67,204)	(35,060)

Net unrealized appreciation	$968,471	$679,629	$890,894	$ 312,242	$ 7,227

8.	BANK BORROWINGS

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2019 unless extended or renewed. Prior to April 19, 2018, the aggregate commitment amount was $2.1 billion and the fee was 0.12% per annum. Participating Funds paid an upfront commitment fee of 0.02% on the total commitment amounts, in addition to administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended October 31, 2018, the Funds did not borrow under the credit agreement.

9.	PRINCIPAL RISKS

In the normal course of business, through their investments in the Underlying Funds, certain Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risk, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related

N O T E S T O F I N A N C I A L S T A T E M E N T S	103

Notes to Financial Statements  (continued)

to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

10.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Year Ended 10/31/18		Year Ended 10/31/17
LifePath® Smart Beta Retirement Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	92,339	$999,319	72,463	$760,132
Shares issued in reinvestment of distributions	4,460	47,813	2,535	24,915
Shares redeemed	(28,196)	(303,662)	(28,058)	(296,577)

Net increase	68,603	$743,470	46,940	$488,470

Investor A
Shares sold	134,087	$1,429,080	198,772	$2,033,253
Shares issued in reinvestment of distributions	14,400	153,505	20,551	200,787
Shares redeemed	(313,625)	(3,348,465)	(430,725)	(4,392,687)

Net decrease	(165,138)	$(1,765,880)	(211,402)	$(2,158,647)

Class K
Shares sold	22,211	$240,717	97,765	$996,453
Shares issued in reinvestment of distributions	1,248	13,388	1,857	18,252
Shares redeemed	(44,676)	(477,486)	(113,081)	(1,151,159)

Net decrease	(21,217)	$(223,381)	(13,459)	$(136,454)

Class R
Shares sold	169,800	$1,783,886	80,510	$820,855
Shares issued in reinvestment of distributions	7,040	75,173	8,156	79,771
Shares redeemed	(294,024)	(3,135,681)	(220,657)	(2,231,046)

Net decrease	(117,184)	$(1,276,622)	(131,991)	$(1,330,420)

Total Net Decrease	(234,936)	$(2,522,413)	(309,912)	$(3,137,051)

LifePath® Smart Beta 2020 Fund
Institutional
Shares sold	217,371	$2,449,450	23,800	$254,804
Shares issued in reinvestment of distributions	7,043	77,613	138	1,376
Shares redeemed	(49,298)	(545,251)	(23,955)	(245,800)

Net increase (decrease)	175,116	$1,981,812	(17)	$10,380

Investor A
Shares sold	271,686	$2,963,962	307,808	$3,254,014
Shares issued in reinvestment of distributions	34,807	380,444	33,411	331,434
Shares redeemed	(791,796)	(8,654,384)	(509,942)	(5,287,991)

Net decrease	(485,303)	$(5,309,978)	(168,723)	$(1,702,543)

104	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

	Year Ended 10/31/18		Year Ended 10/31/17
LifePath® Smart Beta 2020 Fund (continued)	Shares	Amount	Shares	Amount
Class K
Shares sold	106,426	$1,155,054	158,914	$1,618,819
Shares issued in reinvestment of distributions	4,054	44,593	1,377	13,746
Shares redeemed	(162,643)	(1,790,703)	(119,316)	(1,218,941)

Net increase (decrease)	(52,163)	$(591,056)	40,975	$413,624

Class R
Shares sold	265,551	$2,831,354	107,298	$1,101,860
Shares issued in reinvestment of distributions	19,763	214,233	16,044	157,877
Shares redeemed	(281,575)	(3,038,013)	(368,803)	(3,751,327)

Net increase (decrease)	3,739	$7,574	(245,461)	$(2,491,590)

Total Net Decrease	(358,611)	$(3,911,648)	(373,226)	$(3,770,129)

LifePath® Smart Beta 2025 Fund
Institutional
Shares sold	198,720	$2,244,606	2,956	$31,180
Shares issued in reinvestment of distributions	4,849	53,825	131	1,287
Shares redeemed	(13,423)	(151,046)	(3,421)	(36,834)

Net increase (decrease)	190,146	$2,147,385	(334)	$(4,367)

Investor A
Shares sold	350,415	$3,861,367	585,467	$6,149,138
Shares issued in reinvestment of distributions	34,591	382,230	38,295	375,673
Shares redeemed	(484,432)	(5,379,911)	(519,643)	(5,359,155)

Net increase (decrease)	(99,426)	$(1,136,314)	104,119	$1,165,656

Class K
Shares sold	63,239	$707,789	133,109	$1,351,818
Shares issued in reinvestment of distributions	6,566	73,012	5,016	49,513
Shares redeemed	(60,256)	(670,852)	(185,670)	(1,874,102)

Net increase (decrease)	9,549	$109,949	(47,545)	$(472,771)

Class R
Shares sold	558,313	$5,994,119	194,859	$2,022,254
Shares issued in reinvestment of distributions	22,523	247,081	26,383	256,971
Shares redeemed	(843,087)	(9,252,398)	(347,818)	(3,586,508)

Net decrease	(262,251)	$(3,011,198)	(126,576)	$(1,307,283)

Total Net Decrease	(161,982)	$(1,890,178)	(70,336)	$(618,765)

LifePath® Smart Beta 2030 Fund
Institutional
Shares sold	155,373	$1,691,870	15,818	$153,702
Shares issued in reinvestment of distributions	5,620	59,797	615	5,765
Shares redeemed	(28,103)	(300,417)	(7,316)	(73,302)

Net increase	132,890	$1,451,250	9,117	$86,165

Investor A
Shares sold	297,744	$3,149,199	476,751	$4,742,286
Shares issued in reinvestment of distributions	42,186	445,479	36,893	343,474
Shares redeemed	(481,007)	(5,113,117)	(357,669)	(3,513,052)

Net increase (decrease)	(141,077)	$(1,518,439)	155,975	$1,572,708

N O T E S T O F I N A N C I A L S T A T E M E N T S	105

Notes to Financial Statements  (continued)

	Year Ended 10/31/18		Year Ended 10/31/17
LifePath® Smart Beta 2030 Fund (continued)	Shares	Amount	Shares	Amount
Class K
Shares sold	21,823	$234,347	119,890	$1,158,666
Shares issued in reinvestment of distributions	4,882	51,998	7,418	69,658
Shares redeemed	(22,698)	(244,175)	(243,227)	(2,347,861)

Net increase (decrease)	4,007	$42,170	(115,919)	$(1,119,537)

Class R
Shares sold	763,871	$7,849,108	135,251	$1,324,757
Shares issued in reinvestment of distributions	20,480	215,653	19,149	177,701
Shares redeemed	(403,464)	(4,260,063)	(275,836)	(2,694,414)

Net increase (decrease)	380,887	$3,804,698	(121,436)	$(1,191,956)

Total Net Increase (Decrease)	376,707	$3,779,679	(72,263)	$(652,620)

LifePath® Smart Beta 2035 Fund
Institutional
Shares sold	138,184	$1,615,764	757	$8,172
Shares issued in reinvestment of distributions	3,265	37,553	69	686
Shares redeemed	(3,654)	(42,568)	(4,715)	(48,101)

Net increase (decrease)	137,795	$1,610,749	(3,889)	$(39,243)

Investor A
Shares sold	226,627	$2,596,306	249,925	$2,644,175
Shares issued in reinvestment of distributions	19,014	216,955	27,940	275,769
Shares redeemed	(290,487)	(3,349,740)	(301,184)	(3,164,795)

Net decrease	(44,846)	$(536,479)	(23,319)	$(244,851)

Class K
Shares sold	68,897	$799,395	156,153	$1,610,468
Shares issued in reinvestment of distributions	5,399	62,087	5,936	59,001
Shares redeemed	(18,779)	(217,633)	(263,648)	(2,704,020)

Net increase (decrease)	55,517	$643,849	(101,559)	$(1,034,551)

Class R
Shares sold	593,259	$6,565,286	159,969	$1,668,715
Shares issued in reinvestment of distributions	17,150	193,975	21,614	211,603
Shares redeemed	(608,191)	(6,898,948)	(215,930)	(2,203,254)

Net increase (decrease)	2,218	$(139,687)	(34,347)	$(322,936)

Total Net Increase (Decrease)	150,684	$1,578,432	(163,114)	$(1,641,581)

LifePath® Smart Beta 2040 Fund
Institutional
Shares sold	58,114	$664,297	1,677	$17,621
Shares issued in reinvestment of distributions	1,515	17,002	278	2,693
Shares redeemed	(8,719)	(99,753)	(3,625)	(36,921)

Net increase (decrease)	50,910	$581,546	(1,670)	$(16,607)

Investor A
Shares sold	177,945	$1,990,120	192,364	$1,971,250
Shares issued in reinvestment of distributions	20,001	222,412	28,073	269,504
Shares redeemed	(198,796)	(2,224,615)	(270,655)	(2,733,258)

Net decrease	(850)	$(12,083)	(50,218)	$(492,504)

106	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

	Year Ended 10/31/18		Year Ended 10/31/17
LifePath® Smart Beta 2040 Fund (continued)	Shares	Amount	Shares	Amount
Class K
Shares sold	89,765	$1,026,631	69,678	$703,257
Shares issued in reinvestment of distributions	4,866	54,595	4,872	47,164
Shares redeemed	(21,971)	(246,092)	(152,477)	(1,511,049)

Net increase (decrease)	72,660	$835,134	(77,927)	$(760,628)

Class R
Shares sold	387,238	$4,173,391	125,949	$1,282,326
Shares issued in reinvestment of distributions	13,110	145,255	19,937	190,798
Shares redeemed	(236,104)	(2,636,217)	(295,412)	(2,988,637)

Net increase (decrease)	164,244	$1,682,429	(149,526)	$(1,515,513)

Total Net Increase (Decrease)	286,964	$3,087,026	(279,341)	$(2,785,252)

LifePath® Smart Beta 2045 Fund
Institutional
Shares sold	58,755	$747,384	1,513	$17,613
Shares issued in reinvestment of distributions	1,313	16,503	221	2,358
Shares redeemed	(3,947)	(49,773)	(878)	(10,385)

Net increase	56,121	$714,114	856	$9,586

Investor A
Shares sold	171,100	$2,140,288	178,088	$2,009,770
Shares issued in reinvestment of distributions	10,352	128,258	18,183	191,651
Shares redeemed	(190,777)	(2,384,867)	(214,901)	(2,377,468)

Net decrease	(9,325)	$(116,321)	(18,630)	$(176,047)

Class K
Shares sold	77,022	$978,710	45,449	$516,962
Shares issued in reinvestment of distributions	1,503	18,924	2,906	31,094
Shares redeemed	(8,099)	(103,014)	(133,896)	(1,461,425)

Net increase (decrease)	70,426	$894,620	(85,541)	$(913,369)

Class R
Shares sold	380,866	$4,532,018	120,032	$1,342,867
Shares issued in reinvestment of distributions	9,563	117,532	14,759	154,237
Shares redeemed	(433,574)	(5,339,747)	(148,750)	(1,630,252)

Net decrease	(43,145)	$(690,197)	(13,959)	$(133,148)

Total Net Increase (Decrease)	74,077	$802,216	(117,274)	$(1,212,978)

LifePath® Smart Beta 2050 Fund
Institutional
Shares sold	33,571	$398,051	4,776	$50,863
Shares issued in reinvestment of distributions	706	8,279	640	6,387
Shares redeemed	(1,450)	(16,908)	(19,842)	(207,834)

Net increase (decrease)	32,827	$389,422	(14,426)	$(150,584)

Investor A
Shares sold	252,781	$2,946,653	264,934	$2,801,927
Shares issued in reinvestment of distributions	14,032	162,776	20,769	204,986
Shares redeemed	(173,415)	(2,031,649)	(225,125)	(2,354,603)

Net increase	93,398	$1,077,780	60,578	$652,310

N O T E S T O F I N A N C I A L S T A T E M E N T S	107

Notes to Financial Statements  (continued)

	Year Ended 10/31/18		Year Ended 10/31/17
LifePath® Smart Beta 2050 Fund (continued)	Shares	Dollars	Shares	Dollars
Class K
Shares sold	56,220	$662,268	54,434	$565,833
Shares issued in reinvestment of distributions	1,064	12,511	2,765	27,599
Shares redeemed	(18,854)	(223,671)	(119,831)	(1,229,648)

Net increase (decrease)	38,430	$451,108	(62,632)	$(636,216)

Class R
Shares sold	314,156	$3,549,370	163,970	$1,724,158
Shares issued in reinvestment of distributions	10,318	119,281	15,335	150,741
Shares redeemed	(445,010)	(5,155,293)	(160,748)	(1,676,980)

Net increase (decrease)	(120,536)	$(1,486,642)	18,557	$197,919

Total Net Increase	44,119	$431,668	2,077	$63,429

LifePath® Smart Beta 2055 Fund
Institutional
Shares sold	22,920	$284,050	46	$519
Shares issued in reinvestment of dividends and distributions	417	5,105	—	—
Shares redeemed	(2,434)	(30,061)	—	(1)

Net increase	20,903	$259,094	46	$518

Investor A
Shares sold	12,309	$151,129	13,492	$150,288
Shares issued in reinvestment of distributions	663	8,102	1,428	14,853
Shares redeemed	(23,310)	(288,371)	(14,601)	(157,007)

Net increase (decrease)	(10,338)	$(129,140)	319	$8,134

Class K
Shares sold	26,954	$333,779	36,608	$401,369
Shares issued in reinvestment of dividends and distributions	1,093	13,410	831	8,677
Shares redeemed	(11,276)	(140,312)	(26,509)	(305,145)

Net increase	16,771	$206,877	10,930	$104,901

Class R
Shares sold	300,837	$3,520,038	89,455	$988,947
Shares issued in reinvestment of distributions	2,793	33,904	2,461	25,473
Shares redeemed	(140,699)	(1,714,231)	(53,022)	(585,255)

Net increase	162,931	$1,839,711	38,894	$429,165

Total Net Increase	190,267	$2,176,542	50,189	$542,718

			Period 05/31/17(a) to 10/31/17
LifePath® Smart Beta 2060 Fund			Shares	Amount
Institutional
Shares sold	—	$—	2,043	$20,450
Shares redeemed	(43)	(456)	—	—

Net increase (decrease)	(43)	$(456)	2,043	$20,450

Investor A
Shares sold	700	$7,789	2,010	$20,100
Shares issued in reinvestment of distributions	1	2	—	—

Net increase	701	$7,791	2,010	$20,100

Class K
Shares sold	—	$—	94,010	$940,100

Net increase	—	$—	94,010	$940,100

108	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

	Year Ended 10/31/18		Period 05/31/17(a) to 10/31/17
LifePath® Smart Beta 2060 Fund (continued)	Shares	Amount	Shares	Amount
Class R
Shares sold	1,625	$16,965	2,010	$20,100
Shares issued in reinvestment of distributions	1	2	—	—
Shares redeemed	(62)	(681)	—	—

Net increase	1,564	$16,286	2,010	$20,100

Total Net Increase	2,222	$23,621	100,073	$1,000,750

(a)	Commencement of Operations.

At October 31, 2018, shares owned by BlackRock HoldCo 2, Inc., an affiliate of the Funds, were as follows:

Shares	LifePath® Smart Beta Retirement Fund	LifePath® Smart Beta 2020 Fund	LifePath® Smart Beta 2025 Fund	LifePath® Smart Beta 2030 Fund	LifePath® Smart Beta 2035 Fund	LifePath® Smart Beta 2040 Fund	LifePath® Smart Beta 2045 Fund	LifePath® Smart Beta 2050 Fund	LifePath® Smart Beta 2055 Fund	LifePath® Smart Beta 2060 Fund
Institutional	2,332	2,365	2,463	2,513	2,488	2,515	2,413	2,651	2,500	2,000
Investor A	—	—	—	—	—	—	—	—	2,500	2,000
Class K	—	—	—	—	—	—	—	—	192,500	94,000
Class R	—	—	—	—	—	—	—	—	2,500	2,000

11.	REGULATION S-XAMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification.The Funds have adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the Statements of Assets and Liabilities, Statements of Changes in Net Assets and Notes to Financial Statements.

Prior year distribution information and undistributed net investment income in the Statements of Changes in Net Assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

Distributions for the year ended October 31, 2017 were classified as follows:

	Share Class	Net Investment Income	Net Realized Gain
LifePath® Smart Beta Retirement Fund	Institutional	$ 25,458	$ —
	Investor A	201,450	—
	Class K	18,322	—
	Class R	79,770	—

LifePath® Smart Beta 2020 Fund	Institutional	1,859	234
	Investor A	293,936	39,808
	Class K	18,568	2,091
	Class R	135,638	22,240

LifePath® Smart Beta 2025 Fund	Institutional	1,332	677
	Investor A	242,208	143,511
	Class K	34,259	16,738
	Class R	152,203	104,768

LifePath® Smart Beta 2030 Fund	Institutional	5,697	3,531
	Investor A	207,539	152,187
	Class K	44,209	26,271
	Class R	92,555	85,146

LifePath® Smart Beta 2035 Fund	Institutional	1,299	1,289
	Investor A	128,063	152,003
	Class K	32,428	30,238
	Class R	88,211	123,392

LifePath® Smart Beta 2040 Fund	Institutional	1,476	2,179
	Investor A	97,853	176,316
	Class K	19,924	27,524
	Class R	55,748	135,050

N O T E S T O F I N A N C I A L S T A T E M E N T S	109

Notes to Financial Statements  (continued)

	Share Class	Net Investment Income	Net Realized Gain
LifePath® Smart Beta 2045 Fund	Institutional	$ 1,255	$ 2,013
	Investor A	64,566	128,899
	Class K	12,861	19,405
	Class R	41,319	112,918

LifePath® Smart Beta 2050 Fund	Institutional	2,986	4,328
	Investor A	74,595	132,168
	Class K	12,079	16,461
	Class R	45,340	105,400

LifePath® Smart Beta 2055 Fund	Institutional	332	447
	Investor A	6,080	9,507
	Class K	31,500	39,258
	Class R	9,089	17,070

Undistributed net investment income as of October 31, 2017 is as follows:

Undistributed Net Investment Income
LifePath® Smart Beta Retirement Fund	$ 154,215
LifePath® Smart Beta 2020 Fund	311,521
LifePath® Smart Beta 2025 Fund	413,258
LifePath® Smart Beta 2030 Fund	302,039
LifePath® Smart Beta 2035 Fund	233,254
LifePath® Smart Beta 2040 Fund	177,989
LifePath® Smart Beta 2045 Fund	137,789
LifePath® Smart Beta 2050 Fund	142,422
LifePath® Smart Beta 2055 Fund	62,038
LifePath® Smart Beta 2060 Fund	12,849

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

110	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock Funds II and Shareholders of each of the ten funds listed in the table below

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (ten of the funds constituting BlackRock Funds II, hereafter collectively referred to as the “Funds”) as of October 31, 2018, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2018, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

BlackRock LifePath® Smart Beta Retirement Fund(1)	BlackRock LifePath® Smart Beta 2040 Fund(1)
BlackRock LifePath® Smart Beta 2020 Fund(1)	BlackRock LifePath® Smart Beta 2045 Fund(1)
BlackRock LifePath® Smart Beta 2025 Fund(1)	BlackRock LifePath® Smart Beta 2050 Fund(1)
BlackRock LifePath® Smart Beta 2030 Fund(1)	BlackRock LifePath® Smart Beta 2055 Fund(1)
BlackRock LifePath® Smart Beta 2035 Fund(1)	BlackRock LifePath® Smart Beta 2060 Fund(2)

(1) Statement of operations for the year ended October 31, 2018 and statement of changes in net assets for the years ended October 31, 2018 and 2017

(2) Statement of operations for the year ended October 31, 2018, and statement of changes in net assets for the year ended October 31, 2018 and the period May 31, 2017 (commencement of operations) through October 31, 2017

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 21, 2018

We have served as the auditor of one or more BlackRock investment companies since 2000.

R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M	111

Important Tax Information (Unaudited)

During the fiscal year ended October 31, 2018, the following information is provided with respect to distributions paid:

	Payable Date	Qualified Dividend Income for Individuals(a)(b)	Dividends Qualifying for the Dividends Received Deduction for Corporations(a)(b)	Foreign Source Income(a)(b)	Foreign Taxes Paid Per Share(c)	Federal Obligation Interest(b)(d)	Interest-Related Dividends and Qualified Short- Term Capital Gains for non- U.S. Residents(e)
LifePath® Smart Beta Retirement Fund	01/02/18	46.83%	19.16%	38.17%	$0.004900	15.74%	55.81%
LifePath® Smart Beta 2020 Fund	01/02/18	36.56	11.82	28.35	0.005564	8.90	52.42
LifePath® Smart Beta 2025 Fund	01/02/18	49.74	17.41	32.85	0.005695	7.84	29.66
LifePath® Smart Beta 2030 Fund	01/02/18	44.89	17.67	25.27	0.005094	4.87	42.25
LifePath® Smart Beta 2035 Fund	01/02/18	60.73	27.48	27.80	0.004488	4.00	22.87
LifePath® Smart Beta 2040 Fund	01/02/18	59.13	31.25	18.55	0.002644	2.12	27.27
LifePath® Smart Beta 2045 Fund	01/02/18	76.18	37.30	22.62	0.002806	0.81	0.85
LifePath® Smart Beta 2050 Fund	01/02/18	75.92	37.52	19.67	0.002239	0.08	0.53
LifePath® Smart Beta 2055 Fund	01/02/18	66.85	33.04	19.22	0.002845	0.09	0.59
LifePath® Smart Beta 2060 Fund	01/02/18	56.76	24.51	16.38	0.003299	0.08	0.60

(a)	The Funds hereby designates the percentage indicated above or the maximum amount allowable by law.
(b)	Expressed as a percentage of the ordinary income cash distribution grossed-up for foreign taxes.
(c)

The foreign taxes paid represent taxes incurred by the Funds on income received by the Funds from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments. You should consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

(d)

The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

(e)	Represents the portion of the taxable ordinary income dividends eligible for exemptions from U.S. withholding tax for nonresident aliens and foreign corporations.

112	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds II (the “Trust”) met in person on April 10, 2018 (the “April Meeting”) and May 8, 2018 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Advisory Agreement” or the “Agreement”) between the Trust, on behalf of BlackRock LifePath® Smart Beta Retirement Fund (the “Retirement Fund”), BlackRock LifePath® Smart Beta 2020 Fund (the “2020 Fund”), BlackRock LifePath® Smart Beta 2025 Fund (the “2025 Fund”), BlackRock LifePath® Smart Beta 2030 Fund (the “2030 Fund”), BlackRock LifePath® Smart Beta 2035 Fund (the “2035 Fund”), BlackRock LifePath® Smart Beta 2040 Fund (the “2040 Fund”), BlackRock LifePath® Smart Beta 2045 Fund (the “2045 Fund”), BlackRock LifePath® Smart Beta 2050 Fund (the “2050 Fund”), BlackRock LifePath® Smart Beta 2055 Fund (the “2055 Fund”) and BlackRock LifePath® Smart Beta 2060 Fund (the “2060 Fund”) (each, a “Fund,” and collectively, the “Funds”), and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), each Fund’s investment advisor.

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of eleven individuals, nine of whom were not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of each Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Performance Oversight Committee and the Executive Committee, each of which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each typically extending for two days, and additional in-person and telephonic meetings throughout the year, as needed. The Board also has a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement. The Board’s consideration of the Agreement is a year-long deliberative process, during which the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management; accounting, administrative and shareholder services; oversight of each Fund’s service providers; marketing and promotional services; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreement.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year, and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) each Fund’s adherence to its compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”), the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”) and other metrics, as applicable; (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) review of non-management fees; (f) the existence and impact of potential economies of scale, if any, and the sharing of potential economies of scale with each Fund; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T	113

Disclosure of Investment Advisory Agreement  (continued)

At the May Meeting, the Board considered, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared with Performance Peers and other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to Expense Peers; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates, securities lending and cash management, services related to the valuation and pricing of Fund portfolio holdings, and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, a relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance and each Fund’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of each Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Fund. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of each Fund’s performance as of December 31, 2017. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review, and meet with Fund management to discuss, the performance of each Fund throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be impacted by even one period of significant outperformance or underperformance, so that a single investment theme has the ability to affect long-term performance disproportionately.

The Board noted that for the one-, three- and five-year periods reported, the Retirement Fund ranked in the first, second and first quartiles, respectively, against its Performance Peers.

The Board noted that for each of the one-, three- and five-year periods reported, the 2020 Fund ranked in the second quartile against its Performance Peers.

The Board noted that for the one-, three- and five-year periods reported, the 2025 Fund ranked in the second, third, and third quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the 2025 Fund’s underperformance during the applicable periods.

The Board noted that for the one-, three- and five-year periods reported, the 2030 Fund ranked in the second, third, and third quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the 2030 Fund’s underperformance during the applicable periods.

The Board noted that for the one-, three- and five-year periods reported, the 2035 Fund ranked in the third, third, and fourth quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the 2035 Fund’s underperformance during the applicable periods.

The Board and BlackRock discussed BlackRock’s strategy for improving the 2035 Fund’s investment performance. Discussions covered topics such as performance attribution, the 2035 Fund’s investment personnel, and the resources appropriate to support the 2035 Fund’s investment processes.

The Board noted that for each of the one-, three- and five-year periods reported, the 2040 Fund ranked in the third quartile against its Performance Peers. The Board and BlackRock reviewed the 2040 Fund’s underperformance during the applicable periods.

114	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Disclosure of Investment Advisory Agreement  (continued)

The Board and BlackRock discussed BlackRock’s strategy for improving the 2040 Fund’s investment performance. Discussions covered topics such as performance attribution, the 2040 Fund’s investment personnel, and the resources appropriate to support the 2040 Fund’s investment processes.

The Board noted that for the one-, three- and five-year periods reported, the 2045 Fund ranked in the third, third, and fourth quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the 2045 Fund’s underperformance during the applicable periods.

The Board and BlackRock discussed BlackRock’s strategy for improving the 2045 Fund’s investment performance. Discussions covered topics such as performance attribution, the 2045 Fund’s investment personnel, and the resources appropriate to support the 2045 Fund’s investment processes.

The Board noted that for each of the one-, three- and five-year periods reported, the 2050 Fund ranked in the third quartile against its Performance Peers. The Board and BlackRock reviewed the 2050 Fund’s underperformance during the applicable periods.

The Board and BlackRock discussed BlackRock’s strategy for improving the 2050 Fund’s investment performance. Discussions covered topics such as performance attribution, the 2050 Fund’s investment personnel, and the resources appropriate to support the 2050 Fund’s investment processes.

The Board noted that for one-year, three-year and since-inception periods reported, the 2055 Fund ranked in the fourth, fourth, and third quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the 2055 Fund’s underperformance during the applicable periods.

The Board and BlackRock discussed BlackRock’s strategy for improving the 2055 Fund’s investment performance. Discussions covered topics such as performance attribution, the 2055 Fund’s investment personnel, and the resources appropriate to support the 2055 Fund’s investment processes.

The Board noted that for the since-inception period reported, the 2060 Fund ranked in the second quartile, against its Performance Peers.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with each Fund: The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board noted that BlackRock does not charge the Funds an advisory fee. The Board reviewed BlackRock’s estimated profitability with respect to other funds the Board currently oversees for the year ended December 31, 2017 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the estimated cost of the services provided to each Fund by BlackRock, and BlackRock’s and its affiliates’ estimated profits relating to the management and distribution of each Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Funds, to each Fund. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing each Fund in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that BlackRock will not receive any advisory fees from the Retirement Fund for its investment advisory service, and that the varying fee structure for fund of funds can limit the value of management fee comparisons. The Board also noted that the Retirement Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to the Retirement Fund’s Expense Peers. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Retirement Fund’s total expenses as a percentage of the Retirement Fund’s average daily net assets on a class-by-class basis.

The Board noted that BlackRock will not receive any advisory fees from the 2020 Fund for its investment advisory service, and that the varying fee structure for fund of funds can limit the value of management fee comparisons. The Board also noted that the 2020 Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile, respectively, relative to the 2020 Fund’s Expense Peers. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the 2020 Fund’s total expenses as a percentage of the 2020 Fund’s average daily net assets on a class-by-class basis.

The Board noted that BlackRock will not receive any advisory fees from the 2025 Fund for its investment advisory service, and that the varying fee structure for fund of funds can limit the value of management fee comparisons. The Board also noted that the 2025 Fund’s contractual management fee rate ranked in the first quartile, and that

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T	115

Disclosure of Investment Advisory Agreement  (continued)

the actual management fee rate and total expense ratio each ranked in the first quartile, relative to the 2025 Fund’s Expense Peers. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the 2025 Fund’s total expenses as a percentage of the 2025 Fund’s average daily net assets on a class-by-class basis.

The Board noted that BlackRock will not receive any advisory fees from the 2030 Fund for its investment advisory service, and that the varying fee structure for fund of funds can limit the value of management fee comparisons. The Board also noted that the 2030 Fund’s contractual management fee rate ranked first out of four funds, and that the actual management fee rate and total expense ratio each ranked in the first quartile, relative to the 2030 Fund’s Expense Peers. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the 2030 Fund’s total expenses as a percentage of the 2030 Fund’s average daily net assets on a class-by-class basis.

The Board noted that BlackRock will not receive any advisory fees from the 2035 Fund for its investment advisory service, and that the varying fee structure for fund of funds can limit the value of management fee comparisons. The Board also noted that the 2035 Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile, relative to the 2035 Fund’s Expense Peers. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the 2035 Fund’s total expenses as a percentage of the 2035 Fund’s average daily net assets on a class-by-class basis.

The Board noted that BlackRock will not receive any advisory fees from the 2040 Fund for its investment advisory service, and that the varying fee structure for fund of funds can limit the value of management fee comparisons. The Board also noted that the 2040 Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile, relative to the 2040 Fund’s Expense Peers. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the 2040 Fund’s total expenses as a percentage of the 2040 Fund’s average daily net assets on a class-by-class basis.

The Board noted that BlackRock will not receive any advisory fees from the 2045 Fund for its investment advisory service, and that the varying fee structure for fund of funds can limit the value of management fee comparisons. The Board also noted that the 2045 Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile, relative to the 2045 Fund’s Expense Peers. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the 2045 Fund’s total expenses as a percentage of the 2045 Fund’s average daily net assets on a class-by-class basis.

The Board noted that BlackRock will not receive any advisory fees from the 2050 Fund for its investment advisory service, and that the varying fee structure for fund of funds can limit the value of management fee comparisons. The Board also noted that the 2050 Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile, relative to the 2050 Fund’s Expense Peers. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the 2050 Fund’s total expenses as a percentage of the 2050 Fund’s average daily net assets on a class-by-class basis.

The Board noted that BlackRock will not receive any advisory fees from the 2055 Fund for its investment advisory service, and that the varying fee structure for fund of funds can limit the value of management fee comparisons. The Board also noted that the 2055 Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile, relative to the 2055 Fund’s Expense Peers. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the 2055 Fund’s total expenses as a percentage of the 2055 Fund’s average daily net assets on a class-by-class basis.

The Board noted that BlackRock will not receive any advisory fees from the 2060 Fund for its investment advisory service, and that the varying fee structure for fund of funds can limit the value of management fee comparisons. The Board also noted that the 2060 Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile, relative to the 2060 Fund’s Expense Peers. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the 2060 Fund’s total expenses as a percentage of the 2060 Fund’s average daily net assets on a class-by-class basis.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and expense caps had been approved by the Board. The Board also considered the extent to which each Fund benefits from such economies in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable each Fund to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate. In its consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

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Disclosure of Investment Advisory Agreement  (continued)

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that each Fund’s fees and expenses are too high or if they are dissatisfied with the performance of each Fund.

Conclusion

The Board, including the Independent Board Members, approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of the Funds, for a one-year term ending June 30, 2019. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T	117

Trustee and Officer Information

Independent Trustees(a)

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Robert M. Hernandez 1944	Chair of the Board and Trustee (Since 2007)	Director, Vice Chairman and Chief Financial Officer of USX Corporation (energy and steel business) from 1991 to 2001; Director and non-executive Chairman, RTI International Metals, Inc. from 1990 to 2015; Director, TE Connectivity (electronics) from 2006 to 2012.	32 RICs consisting of 95 Portfolios	Chubb Limited (insurance company); Eastman Chemical Company
James H. Bodurtha 1944	Trustee (Since 2007)	Director, The China Business Group, Inc. (consulting and investing firm) from 1996 to 2013 and Executive Vice President thereof from 1996 to 2003; Chairman of the Board, Berkshire Holding Corporation since 1980; Director, ICI Mutual since 2010.	32 RICs consisting of 95 Portfolios	None
Bruce R. Bond 1946	Trustee (Since 2007)	Board Member, Amsphere Limited (software ) since 2018; Trustee, and Member of the Governance Committee, State Street Research Mutual Funds from 1997 to 2005; Board Member of Governance, Audit and Finance Committee, Avaya Inc. (computer equipment) from 2003 to 2007.	32 RICs consisting of 95 Portfolios	None
Honorable Stuart E. Eizenstat 1943	Trustee (Since 2007)	Senior Counsel of Covington and Burling LLP (law firm) since 2016, Head of International Practice thereof since 2001, and Partner thereof from 2001 to 2016; Advisory Board Member, OCP S.A. (phosphates) since 2010; International Advisory Board Member, The Coca-Cola Company from 2002 to 2011; Advisory Board Member, Veracity Worldwide, LLC (risk management) from 2007 to 2012; Member of the International Advisory Board, GML Ltd. (energy) since 2003; Board of Directors, Ferroglobe (silicon metals) since 2016.	32 RICs consisting of 95 Portfolios	Alcatel-Lucent (telecommunications); Global Specialty Metallurgical; UPS Corporation (delivery service)
Henry Gabbay 1947	Trustee (Since 2007)	Board Member, Equity-Liquidity and Closed-End Fund Boards from 2007 through 2014; Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director, BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Allocation Target Shares (formerly, BlackRock Bond Allocation Target Shares) from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006	32 RICs consisting of 95 Portfolios	None
Lena G. Goldberg 1949	Trustee (Since 2016)	Senior Lecturer, Harvard Business School, since 2008; Director, Charles Stark Draper Laboratory, Inc. since 2013; FMR LLC/Fidelity Investments (financial services) from 1996 to 2008, serving in various senior roles including Executive Vice President - Strategic Corporate Initiatives and Executive Vice President and General Counsel; Partner, Sullivan & Worcester LLP from 1985 to 1996 and Associate thereof from 1979 to 1985.	32 RICs consisting of 95 Portfolios	None
Henry R. Keizer 1956	Trustee (Since 2016)	Director, Park Indemnity Ltd. (captive insurer) since 2010; Director, MUFG Americas Holdings Corporation and MUFG Union Bank, N.A. (financial and bank holding company) from 2014 to 2016; Director, American Institute of Certified Public Accountants from 2009 to 2011; Director, KPMG LLP (audit, tax and advisory services) from 2004 to 2005 and 2010 to 2012; Director, KPMG International in 2012, Deputy Chairman and Chief Operating Officer thereof from 2010 to 2012 and U.S. Vice Chairman of Audit thereof from 2005 to 2010; Global Head of Audit, KPMGI (consortium of KPMG firms) from 2006 to 2010; Director, YMCA of Greater New York from 2006 to 2010.	32 RICs consisting of 95 Portfolios	Hertz Global Holdings (car rental); Montpelier Re Holdings, Ltd. (publicly held property and casual reinsurance) from 2013 until 2015; Sealed Air Corp. (packaging); WABCO (commercial vehicle safety systems)

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Trustee and Officer Information  (continued)

Independent Trustees(a)

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
John F. O’Brien 1943	Trustee (Since 2007)	Trustee, Woods Hole Oceanographic Institute since 2003 and Chairman thereof from 2009 to 2015; Co-Founder and Managing Director, Board Leaders LLC (director education) since 2005.	32 RICs consisting of 95 Portfolios	Cabot Corporation (chemicals); LKQ Corporation (auto parts manufacturing); TJX Companies, Inc. (retailer)
Donald C. Opatrny 1952	Trustee (Since 2015)	Trustee, Vice Chair, Member of the Executive Committee and Chair of the Investment Committee, Cornell University since 2004; President, Trustee and Member of the Investment Committee, The Aldrich Contemporary Art Museum from 2007 to 2014; Member of the Board and Investment Committee, University School from 2007 to 2018; Member of the Investment Committee, Mellon Foundation from 2009 to 2015; Trustee, Artstor (a Mellon Foundation affiliate) from 2010 to 2015; President and Trustee, the Center for the Arts, Jackson Hole from 2011 to 2018; Director, Athena Capital Advisors LLC (investment management firm) since 2013; Trustee and Chair of the Investment Committee, Community Foundation of Jackson Hole since 2014; Member of Affordable Housing Supply Board of Jackson, Wyoming since 2017; Member, Investment Funds Committee, State of Wyoming since 2017; Trustee, Phoenix Art Museum since 2018.	32 RICs consisting of 95 Portfolios	None
Interested Trustees(a)(d)
Robert Fairbairn 1965	Trustee (Since 2015)	Senior Managing Director of BlackRock, Inc. since 2010; oversees BlackRock’s Strategic Partner Program and Strategic Product Management Group; Member of BlackRock’s Global Executive and Global Operating Committees; Co-Chair of BlackRock’s Human Capital Committee; Member of the Board of Managers of BlackRock Investments, LLC since 2011; Global Head of BlackRock’s Retail and iShares® businesses from 2012 to 2016.	133 RICs consisting of 309 Portfolios	None
John M. Perlowski 1964	Trustee (Since 2015) and President and Chief Executive Officer (Since 2010)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Accounting and Product Services since 2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.	133 RICs consisting of 309 Portfolios	None

(a) The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.

(b) Each Independent Trustee holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate. Interested Trustees serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or statute, or until December 31 of the year in which they turn 72.

(c)  Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Independent Trustees as joining the Trust’s board in 2007, those Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: James H. Bodurtha, 1995; Bruce R. Bond, 2005; Honorable Stuart E. Eizenstat, 2001; Robert M. Hernandez, 1996; and John F. O’Brien, 2005.

(d) Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Fund based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr. Perlowski are also board members of the BlackRock Closed-End Complex and the BlackRock Equity-Liquidity Complex.

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	119

Trustee and Officer Information  (continued)

Officers Who Are Not Trustees(a)

Name Year of Birth(b)	Position(s) Held (Length of Service)	Principal Occupation(s) During Past Five Years
Jennifer McGovern 1977	Vice President (Since 2014)	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013.
Neal J. Andrews 1966	Chief Financial Officer (Since 2007)	Managing Director of BlackRock, Inc. since 2006.
Jay M. Fife 1970	Treasurer (Since 2007)	Managing Director of BlackRock, Inc. since 2007.
Charles Park 1967	Chief Compliance Officer (Since 2014)	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
John MacKessy 1972	Anti-Money Laundering Compliance Officer (Since 2018)	Director of BlackRock, Inc. since 2017; Global Head of Anti-Money Laundering at BlackRock, Inc. since 2017; Director of AML Monitoring and Investigations Group of Citibank from 2015 to 2017; Global Anti-Money Laundering and Economic Sanctions Officer for MasterCard from 2011 to 2015.
Benjamin Archibald 1975	Secretary (Since 2012)	Managing Director of BlackRock, Inc. since 2014; Director of BlackRock, Inc. from 2010 to 2013; Secretary of the iShares® exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.
(a) The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055. (b) Officers of the Trust serve at the pleasure of the Board.

Further information about the Trust’s Officers and Trustees is available in the Fund’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

At a special meeting of shareholders held on November 21, 2018, each Fund’s shareholders elected Trustees to take office on January 1, 2019. The newly-elected Trustees include seven current Trustees and eight individuals who currently serve as directors/trustees of the funds in the BlackRock Equity-Liquidity Complex. Information regarding the individuals who will serve as Trustees effective January 1, 2019 can be found in the proxy statement for the special meeting of shareholders, which is available on the SEC’s EDGAR Database at http://www.sec.gov.

Investment Adviser and Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

The Bank of New York Mellon

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Philadelphia, PA 19103

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

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Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge, (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

A D D I T I O N A L I N F O R M A T I O N	121

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

122	2 0 1 8 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

LPSB-10/18-AR

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Robert M. Hernandez

Henry R. Keizer

Bruce R. Bond

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock LifePath® Smart Beta Retirement Fund	$15,100	$15,105	$0	$1,444	$0	$0	$0	$0
Blackrock LifePath® Smart Beta 2020 Fund	$15,100	$15105	$0	$1,444	$0	$0	$0	$0
BlackRock LifePath® Smart Beta 2025 Fund	$15,100	$15,105	$0	$1,444	$0	$0	$0	$0
BlackRock LifePath® Smart Beta 2030 Fund	$15,100	$15,105	$0	$1,444	$0	$0	$0	$0
BlackRock LifePath® Smart Beta 2035 Fund	$15,100	$15,105	$0	$1,445	$0	$0	$0	$0
BlackRock LifePath® Smart Beta 2040 Fund	$15,100	$15,105	$0	$1,444	$0	$0	$0	$0

BlackRock LifePath® Smart Beta 2045 Fund	$15,100	$15,105	$0	$1,444	$0	$0	$0	$0
BlackRock LifePath® Smart Beta 2050 Fund	$15,100	$15,105	$0	$1,444	$0	$0	$0	$0
BlackRock LifePath® Smart Beta 2055 Fund	$15,100	$15,105	$0	$1,444	$0	$0	$0	$0
BlackRock LifePath® Smart Beta 2060 Fund	$15,100	$13,595	$0	$0	$0	$0	$0	$0

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) or and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$0	$0

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or

$50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock LifePath® Smart Beta Retirement Fund	$0	$1,444
BlackRock LifePath® Smart Beta 2020 Fund	$0	$1,444
BlackRock LifePath® Smart Beta 2025 Fund	$0	$1,444
BlackRock LifePath® Smart Beta 2030 Fund	$0	$1,444
BlackRock LifePath® Smart Beta 2035 Fund	$0	$1,444
BlackRock LifePath® Smart Beta 2040 Fund	$0	$1,444
BlackRock LifePath® Smart Beta 2045 Fund	$0	$1,444
BlackRock LifePath® Smart Beta 2050 Fund	$0	$1,444
BlackRock LifePath® Smart Beta 2055 Fund	$0	$1,444
BlackRock LifePath® Smart Beta 2060 Fund	$0	$0

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable to the registrant.

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Certifications – Attached hereto

(a)(3) Not Applicable

(a)(4) Not Applicable

(b) Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: January 4, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: January 4, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds II

Date: January 4, 2019